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                                                    Registration Nos. 333-108725
                                                                       811-05301

       As filed with the Securities and Exchange Commission on May 2, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.  [ ]   [ ]

         Post-Effective Amendment No. [2]   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. [68]   [X]

                VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           AIG LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 One ALICO Plaza
                                 600 King Street
                              Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
                Depositor's Telephone Number, including Area Code

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering: Continuous

     It is proposed that the filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on May 2, 2005 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts.

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                        Group Immediate Variable Annuity
                                   Prospectus
                                   May 2, 2005

                      Issued by AIG Life Insurance Company
                         Through Its Variable Account I

This prospectus describes information you should know before you purchase a Group Immediate Variable Annuity (the "Group IVA"). On page 2 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 7.

The Group IVA is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and AIG Life Insurance Company, ("AIG Life"), where you agree to make one Premium Payment to AIG Life and AIG Life agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals within groups. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The description of the Contract in this prospectus is fully applicable to your certificate and the word "Contract" includes any such certificate.

The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals and surrenders, the Contract is not suitable as a short-term investment.

The Contract is available as a qualified Contract, such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans, and as a non-qualified Contract funded with money from any source.

The Contract has 23 investment options to which you can allocate your money--22 variable investment options and one fixed investment option. If your Contract is a tax-deferred non-qualified annuity that is not part of your retirement plan, those variable investment options that are invested in Mutual Funds available to the public outside of annuity Contracts, life insurance Contracts, or certain employer-sponsored retirement plans (Vanguard Public Mutual Funds), will not be available for you to allocate your money within your Contract. The fixed investment option is part of our general account and, if chosen, each of your annuity payments will generally be the same amount. If you allocate your money to the variable investment options, the periodic annuity payments will change depending on the investment performance of the funds you select. You bear the investment risk. Currently, the variable investment options are funds of:

..    Vanguard(R)Variable Insurance Fund ("Vanguard VIF Portfolios")

..    Vanguard Public Mutual Funds ("Vanguard Funds")

See "Investment Options" on page 10 for a complete list of the variable investment options. You should be sure you also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies of any or all of the Funds' prospectuses by contacting us as set out on page 7.

In addition, the Securities and Exchange Commission ("SEC") maintains a website at http://www.see.gov that contains the prospectus, SAI, materials incorporated by reference, and other information that we have filed electronically with the SEC.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board, or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This Prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.


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Table of Contents

2    Definitions

3    Summary of the Contract

7    Fee Tables

8    Condensed Financial Information

11   Investment Options

16   Expenses

18   The Contract

25   Annuity Payments

30   Access to Your Money

31   Death Benefit

32   Performance

33   Taxes

38   Other Information

40   Financial Statements

41   Appendix

46   Table of Contents of the Statement of Additional Information


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Definitions

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Annuitant

The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the owner may not be the Annuitant. In addition, certain annuity options under the Contract permit a Joint Annuitant.

Annuity Payment Option

The method in which you choose to receive your stream of annuity payment(s).

Annuity Unit

An accounting unit of measure used to calculate annuity payments after the Contract Date.

Assumed Investment Return

The net investment return that will cause variable annuity payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable annuity payments.

Company

AIG Life Insurance Company, 600 King Street (DPEN), Wilmington, Delaware 19801.

Contract Anniversary

An anniversary of the date we issued your Contract.

Contract Date

The date your Contract is issued and becomes effective.

Contract Year

Each twelve-month period beginning on the Contract Date.

Income Change Date

The date on which the amount of your next variable annuity payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable annuity payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date

The date on which annuity payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that annuity payments begin for an indefinite period of time.)


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Non-Qualified Contract

An annuity purchased with dollars already subject to taxation.

Premium Payment

Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us.

Premium Tax

A tax charged by a state or municipality on Premium Payments.

Qualified Contract

An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period

Time period immediately following the Issue Date, when you may return your Contract to the Company.

Valuation Date (Also called a "business day")

Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern Time.

Valuation Period

The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

Summary of the Contract

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

Purpose of the Annuity Contract

The single premium immediate variable annuity Contract described in this prospectus provides annuity payments to the Annuitant for his or her life, and, under certain options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of annuity payment options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

     The Contract is intended for people who want to receive a stream of income payments, generally for retirement but also for other long-term purposes.


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Type of Contract

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over from tax-qualified plans such as 401(k) Plans, 403(b) Plans, governmental 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

Purchase of the Contract

The minimum amount to purchase a Contract is $20,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

The Investment Options

When you purchase the Contract, you may allocate your Premium Payment to our Variable Account to provide a variable annuity. Our Variable Account is divided into subaccounts, 22 of which are offered under the Contract. Each of the 22 subaccounts invest exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio. The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

     The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

Vanguard Funds (and their investment advisors)

Managed by Vanguard's Fixed Income Group
  Vanguard Inflation-Protected Securities Fund

Managed by Wellington Management Company, LLP
  Vanguard Dividend Growth Fund
  Vanguard GNMA Fund

Also included in Vanguard Funds are:
  Vanguard LifeStrategy(R) Conservative Growth Fund
  Vanguard LifeStrategy(R) Growth Fund
  Vanguard LifeStrategy(R) Income Fund
  Vanguard LifeStrategy(R) Moderate Growth Fund

These Funds receive advisory services indirectly, by investing in other Vanguard funds.

Beginning January 3, 2005, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options under Contracts issued on or after January 3, 2005. The two Funds are not available for any transfers, automatic rebalancing or dollar cost averaging into either of the Funds by any Contract owner beginning January 3, 2005. If you wish to transfer Annuity


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Units currently invested in either of the Funds to other available investment options in your Contract, there is no transfer fee charged for the transfer, nor will a transfer count against the free transfers which you are allowed each Contract year. Your right to transfer from the two Funds will remain unaffected. Please note, however, that other fees may be applicable to transfers from the two Funds.

Vanguard VIF Portfolios (and their investment advisors)

Managed by Vanguard's Fixed Income Group
  Vanguard VIF Money Market Portfolio
  Vanguard VIF Short-Term Investment-Grade Portfolio
  Vanguard VIF Total Bond Market Index Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
  Vanguard VIF Diversified Value Portfolio

Managed by Vanguard's Quantitative Equity Group
  Vanguard VIF Equity Index Portfolio
  Vanguard VIF Mid-Cap Index Portfolio
  Vanguard VIF REIT Index Portfolio

Managed by Alliance Capital Management L.P. and William Blair & Company, L.L.C.
  Vanguard VIF Growth Portfolio

Managed by Wellington Management Company, LLP
  Vanguard VIF Balanced Portfolio
  Vanguard VIF High Yield Bond Portfolio

Managed by Granahan Investment Management, Inc. and Grantham, Mayo, Van
 Otterloo & Co. LLC
  Vanguard VIF Small Company Growth Portfolio

Managed by Wellington Management Company, LLP and Vanguard's Quantitative
 Equity Group
  Vanguard VIF Equity Income Portfolio

Managed by Schroder Investment Management North America Inc. and Baillie Gifford
 Overseas Ltd
  Vanguard VIF International Portfolio

Managed by PRIMECAP Management Company
  Vanguard VIF Capital Growth Portfolio

Also included in Vanguard VIF Portfolios is:
  Vanguard VIF Total Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios.


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     Each Vanguard Fund's board of trustees and each Vanguard VIF Portfolio's board of trustees may, without prior approval from Contract owners, change the terms of an advisory agreement or hire a new investment advisor--either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Vanguard Fund's or Vanguard VIF Portfolio's advisory arrangements will be communicated to Contract owners in writing. In addition, as each Vanguard Fund's and each Vanguard VIF Portfolio's overall manager, The Vanguard Group, Inc. ("Vanguard") may provide investment advisory services to any Vanguard Fund or Vanguard VIF Portfolio, on an at-cost basis, at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced, or that the terms of an existing investment advisory agreement be revised.

     Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable annuity payment. The amount of your variable annuity payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

     You can also allocate all or part of your Premium Payment to the general account and elect a fixed annuity payment. Under this option, the periodic amount you receive will not change once it is established. Each new allocation from the Variable Account I to the general account will establish a new periodic payment amount for that allocation.

Expenses

The company does not deduct a sales load from your Premium Payment, but does deduct the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 0.52% per annum based on each subaccount's average daily net assets.

Premium Tax Charge. Certain states assess a premium tax charge for Premium Payments made under the Contract. If applicable, the premium tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the funds are paid by the funds and are reflected in the net asset values of the funds' shares.

Right to Examine

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Return" further on in this prospectus.

Partial Withdrawal Rights

If you choose an annuity payment option with a Guaranteed Number of Years, you will have the right to make a partial withdrawal from your Contract subject to certain provisions. See "Partial Withdrawal Rights with Variable Payments for a Guaranteed Number of Years" further on in this prospectus.

Cancellation Rights

You have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.


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INQUIRIES AND CONTRACT OWNER AND ANNUITANT INFORMATION

For more information about a Contract, call 1-800-522-5555 or write:

Regular Mail:                              Overnight or Certified Mail:

Vanguard Annuity and                       Vanguard Annuity and
 Insurance Services                         Insurance Services
P.O. Box 1105                              455 Devon Park Drive
Valley Forge, PA 19482-1105                Wayne, PA 19087

     If you have questions about your Contract, please telephone Vanguard Annuity and Insurance Services at 1-800-462-2391. Please have ready the Contract number and the Contract owner's name, address, and Social Security number when you call. You will receive periodic statements confirming any transactions that take place as well as other required periodic reports if you choose a variable payout option.

     You may also contact AIG Life Insurance Company, the issuer of the Contracts. You can contact AIG Life Insurance Company at its Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801. You can also call AIG Life Insurance Company at 1-877-299-1724.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

Maximum Owner Transaction Expenses
--------------------------------------------------------------------------------
Charge                                       Amount
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases (as a
percentage of purchase payments)             None

Transfer Fee                                 $10 per transfer

                                             (There is no charge for the
                                             first 12 transfers each
                                             Contract year; thereafter,
                                             we reserve the right to charge a
                                             fee of $10 per transfer.)

Partial Withdrawal Transaction Charge        The lesser of 2% of the amount
                                             withdrawn or $25

Premium Taxes--qualified Contracts           0-1% of Premium

Premium Taxes--non-qualified Contracts       0-3.5% of Premium


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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

Variable Account Annual Expenses (as a percentage of average account value)
--------------------------------------------------------------------------------
Charge                                                                  Amount
--------------------------------------------------------------------------------
Maximum Mortality and Expense Risk Fees                                 0.52%
Total Variable Account Annual Expenses                                  0.52%

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. Total Annual Fund Operating Expenses vary for each Fund. The range in the table shows the minimum and maximum for the Funds as of each Fund's most recent fiscal year end. Current and future expenses for the Funds may be higher or lower than those shown.

Annual Fund Fees and Expenses (as a percentage of average daily Variable Account value)

--------------------------------------------------------------------------------
Charge                                                  Maximum    Minimum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (expenses that
are deducted from fund assets include management fees,
distribution (12b-1) fees, and other expenses)           0.46%      0.14%

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

Condensed Financial Information
Accumulation Unit Values

Vanguard(R)Funds:                                                       12/31/04
  Vanguard GNMA Fund
  Accumulation Unit value at beginning of year                          $10.13
  Accumulation Unit value at end of year                                $10.50
  Number of Accumulation Units outstanding at end of year               3,152

  Vanguard Health Care Fund
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $11.90
  Number of Accumulation Units outstanding at end of year               5,698

  Vanguard Inflation-Protected Securities Fund
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $11.16
  Number of Accumulation Units outstanding at end of year               2,150

  Vanguard LifeStrategy Growth Fund
  Accumulation Unit value at beginning of year                          $10.90
  Accumulation Unit value at end of year                                $12.21
  Number of Accumulation Units outstanding at end of year               6,749


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  Vanguard LifeStrategy Income Fund
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $10.89
  Number of Accumulation Units outstanding at end of year               11,770

  Vanguard LifeStrategy Moderate Growth Fund
  Accumulation Unit value at beginning of year                          $10.71
  Accumulation Unit value at end of year                                $11.78
  Number of Accumulation Units outstanding at end of year               24,811

  Vanguard Total International Stock Index Fund
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $13.82
  Number of Accumulation Units outstanding at end of year               19,656

Vanguard(R) VIF Portfolios:
  Vanguard VIF Balanced Portfolio
  Accumulation Unit value at beginning of year                          $10.82
  Accumulation Unit value at end of year                                $11.98
  Number of Accumulation Units outstanding at end of year               154,249

  Vanguard VIF Capital Growth Portfolio
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $12.64
  Number of Accumulation Units outstanding at end of year               5,319

  Vanguard VIF Diversified Value Portfolio
  Accumulation Unit value at beginning of year                          $11.26
  Accumulation Unit value at end of year                                $13.50
  Number of Accumulation Units outstanding at end of year               13,666

  Vanguard VIF Equity Income Portfolio
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $12.63
  Number of Accumulation Units outstanding at end of year               14,769

  Vanguard VIF Equity Index Portfolio
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $12.02
  Number of Accumulation Units outstanding at end of year               8,591

  Vanguard VIF Growth Portfolio
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $11.41
  Number of Accumulation Units outstanding at end of year               1,294


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  Vanguard VIF High Yield Bond Portfolio
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $11.31
  Number of Accumulation Units outstanding at end of year               1,510

  Vanguard VIF International Portfolio
  Accumulation Unit value at beginning of year                          $11.23
  Accumulation Unit value at end of year                                $13.34
  Number of Accumulation Units outstanding at end of year               5,881

  Vanguard VIF Mid-Cap Index Portfolio
  Accumulation Unit value at beginning of year                          $11.06
  Accumulation Unit value at end of year                                $13.23
  Number of Accumulation Units outstanding at end of year               4,431

  Vanguard VIF Money Market Portfolio
  Accumulation Unit value at beginning of year                          $10.01
  Accumulation Unit value at end of year                                $10.09
  Number of Accumulation Units outstanding at end of year               439

  Vanguard VIF REIT Index Portfolio
  Accumulation Unit value at beginning of year                          $11.03
  Accumulation Unit value at end of year                                $14.32
  Number of Accumulation Units outstanding at end of year               3,950

  Vanguard VIF Short-Term Investment-Grade Portfolio*
  Accumulation Unit value at beginning of year                          $10.07
  Accumulation Unit value at end of year                                $10.22
  Number of Accumulation Units outstanding at end of year               4,814

  Vanguard VIF Small Company Growth Portfolio
  Accumulation Unit value at beginning of year                          $10.64
  Accumulation Unit value at end of year                                $12.20
  Number of Accumulation Units outstanding at end of year               3,888

  Vanguard VIF Total Bond Market Index Portfolio
  Accumulation Unit value at beginning of year                          N/A
  Accumulation Unit value at end of year                                $10.51
  Number of Accumulation Units outstanding at end of year               19,451

  Vanguard VIF Total Stock Market Index Portfolio
  Accumulation Unit value at beginning of year                          $10.91
  Accumulation Unit value at end of year                                $12.22
  Number of Accumulation Units outstanding at end of year               55,746

* Formerly Vanguard VIF Short-Term Corporate Portfolio.


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Investment Options

Variable Investment Options
Variable Account I

Our board of directors authorized the organization of the Variable Account in 1986. The Variable Account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the Variable Account.

     We own the assets in the Variable Account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The Variable Account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the Variable Account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the Variable Account is entirely independent of the investment performance of our general account and of any other of our Variable Accounts.

     The Variable Account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The Variable Account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the Variable Account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other Variable Accounts.

Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

     You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees and expenses, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each Fund available under the Contract. There is no assurance that any of these Funds will achieve its stated objective.

..    Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short- term fixed income investments, and 20% to common stocks.

..    Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks.


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..    Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds.

..    Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds.

..    Vanguard Dividend Growth Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically--but not always--will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

..    Vanguard GNMA Fund seeks to provide a moderate level of current income. The
     Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as in repurchase agreements collateralized by such securities. Securities issued by most other U.S. government agencies are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (between 3 and 10 years).

..    Vanguard Inflation-Protected Securities Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in a range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

Each Fund is part of Vanguard, a family of 36 investment companies with more than 130 investment portfolios holding assets in excess of $810 billion. Vanguard serves as the investment advisor to Vanguard Inflation-Protected Securities Fund. Vanguard manages the Inflation-Protected Securities Fund on an at- cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain funds employ external advisors. Wellington Management Company, LLP serves as advisor to Vanguard Dividend Growth Fund and Vanguard GNMA Fund. The LifeStrategy Funds do not employ an investment advisor. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

     You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each Portfolio available under the Contract. There is no assurance that any of these Portfolios will achieve its stated objective.

..    Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less.

..    Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade fixed income securities. The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 3 years.

..    Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad market-weighted bond index. The Portfolio employs a "passive management"--or indexing-- strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the Index. The Portfolio may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Portfolio's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

..    Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, high-risk corporate bonds--commonly known as "junk bonds"--with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc., or below BBB by Standard & Poor's. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or that are unrated, convertible securities, and preferred stocks.

..    Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but to have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, as well as mortgage-backed securities.

..    Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of established, medium-size and large companies that pay above-average levels of dividend income and have the potential for long-term capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. The Portfolio uses multiple investment advisors.

..    Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, in the opinion of the advisor, are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

..    Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Dow Jones Wilshire 5000 Composite Index by investing primarily in two Vanguard funds, Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund. The Dow Jones Wilshire 5000 Composite Index consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the counter market.

..    Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

..    Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as the weighting in the Index.

..    Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

..    Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large- capitalization stocks.

..    Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in the stocks of small companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio uses multiple investment advisors.

..    Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential. The Portfolio uses multiple investment advisors.

..    Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long- term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the Morgan Stanley REIT Index ("Index"). The Portfolio invests in stock that make up the Index; the remaining assets are allocated to cash investments.

     Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in other Vanguard funds and Vanguard VIF Portfolios. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. Alliance Capital Management L.P. and William Blair & Company, L.L.C. serve as advisors to Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

Name Changes

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports, and confirmations that reflect a Fund's prior name.

Fixed Investment Option

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our Variable Accounts. Unlike our Variable Account assets, assets in the general account are subject to claims of Contract owners like you, as well as claims made by our other creditors.

     To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the annuity payments you receive will be unaffected by investment performance.

Expenses

                                A CLOSER LOOK AT

                  The Costs of Investing in a Variable Annuity

     Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity Contract expenses can, over time, have a dramatic effect on performance.

                          SUMMARY OF COSTS OF INVESTING

                                in the Contracts

     .    No sales load or sales charge
     .    No annual Contract maintenance charge
     . No current fee to exchange money among the Subaccounts (we reserve the right to charge a fee of $10.00 per transfer after the first 12 per Contract year)
     .    Maximum Annual Mortality and Expense Risk Charge: 0.52%
     . Partial Withdrawal Transaction Charge: The lesser of 2% of the amount withdrawn or $25
     . Fees and expenses paid by the funds ranged from 0.14% to 0.46% at the end of each fund's most recent fiscal year.

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. We may offer different rates to different groups, based upon our assessment of the risks that are involved. Once the charge is established it will not change for the group. The maximum rate we will charge any group is 0.52%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make annuity payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

                                A CLOSER LOOK AT

                      The Mortality and Expense Risk Charge

     The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants maylive.

     The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Premium Taxes

We will deduct from your Premium Payment any premium tax imposed on us by the state or locality where you reside. Premium taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non-qualified Contracts. In addition, some local governments may also levy a premium tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

                                A CLOSER LOOK AT

                                   Premium Tax

     A Premium Tax is a regulatory tax some states assess on the Premium Payment made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from the Premium Payment. As of the date of this Prospectus, the following states assesses a Premium Tax.

                                                Qualified       Non-Qualified
                                                ---------       -------------
             California                           0.50%             2.35%

             Maine                                0.00              2.00

             Nevada                               0.00              3.50

             South Dakota                         0.00              1.25*

             West Virginia                        1.00              1.00

             Wyoming                              0.00              1.00

     This Premium Tax information is being provided to the best of AIG Life Insurance Company's knowledge. AIG Life Insurance Company makes no representation as to the current accuracy of this information.

     * The South Dakota premium tax rate is 1.25% for the first $500,000 and 0.08% for any amount over $500,000.

Income Taxes

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum fund expenses are described in the fee table contained in the prospectus.

Reduction of Certain Charges and Additional Amounts Credited

We may charge a mortality and expense risk charge that is lower than the maximum charge, reduce or eliminate transaction charges, or lower the minimum single premium requirement when the Contract is sold to groups of individuals under circumstances that reduce our sales, administrative, or any other expenses or mortality risks. Any variation in charges under the Contract will reflect differences in costs, services or risks, and will not be unfairly discriminatory. We will determine the eligibility of such groups by considering factors such as:

(1)  the size and nature of the group;
(2)  the total amount of premium we expect to receive from the group;
(3) any other circumstances which we believe to be relevant in determining whether reduced sales, administrative or any other expenses or mortality risks may be expected.

     Any reduction or elimination may be withdrawn or modified by us.

The Contract

General Description

An annuity is a Contract between you, as the owner, and a life insurance company. The Contract provides income in the form of annuity payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after- tax dollars (a non-qualified Contract), transferring assets from another IRA, or by "rolling over" assets from a qualified plan (a qualified Contract).

     The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our Variable Account invests in shares of a corresponding mutual fund. Depending on market conditions, the various funds may increase or decrease in value. If you allocate money to the funds, the amount of the variable annuity payments will depend on the investment performance of the funds you select.

     The Contract also has a fixed investment option that is part of our general account. Each annuity payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

Who Should Purchase a Contract

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

     You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

                     A FEW THINGS TO KEEP IN MIND REGARDING
                         Who Should Purchase A Contract

     Under the Contract, you will have access to your investment only through annuity payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto).

     The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

About the Contract

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide income payments for the life of one or two persons, or for a designated period, or both.

Purchasing a Contract

The minimum investment for both qualified and non-qualified Contracts is $20,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

Allocation of Premium

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

Right to Return

If for any reason you are not satisfied with your Contract, you may return it to us and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to Vanguard VIF Money Market Portfolio for the greater of 15 days or the Right to Return period for your state, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. The allocation of your investment out of Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in Vanguard VIF Money Market Portfolio during the right to return period.

     To exercise your right to return your Contract, you must mail it directly to Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105, or return it to us at AIG Life Insurance Company, Attention: Group Annuity Administration, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

     Any portion of your initial net premium that is to be allocated to the fixed investment option will be so allocated upon receipt.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

..    dilution in the value of Fund shares underlying investment options of other
     Contract Owners;

..    interference with the efficient management of the Fund's portfolio; and

..    increased administrative costs.

     We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

..    an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

..    exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

     If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

     In addition, we reserve the right to charge Contract Owners a $10 charge for each transfer in excess of 12 each Contract year.

Fund-Rejected Transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may reject a Contract Owner's transfer request. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Transfers Among Investment Options

The initial allocation of premium among investment options to provide variable annuity payments can be changed by transfers of fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instructions to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

     The company may offer certain features, such as dollar cost averaging and/or automatic rebalancing, that provide for automatic and scheduled transfers between variable investment options. Under these features, transactions are generally priced as of the date of the transfer. However, if the scheduled date of the transfer falls on a non-business day, it will be processed as of the preceding business day. Dollar cost averaging and automatic rebalancing transfers do not count against the "free transfers" you are permitted to make each Contract year.

                                A CLOSER LOOK AT
                                 Transfers Among
                           Variable Investment Options

     How transfers among variable investment options are effected:

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.
     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.
     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

     Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that however many Annuity Units would produce $50 of monthly income, calculated at the current Annuity Unit Value, is the minimum number of Annuity Units that may be transferred.

     For example, let's say that you owned 500 Annuity Units in subaccount one ("s1"), valued at $2 per Annuity Unit, for a total of $1,000 in monthly income. You decide to transfer the entire amount in s1 to subaccount two ("s2"). Annuity Units in s2 are currently valued at $5 per Annuity Unit. Upon completion of the transfer, you will own 200 Annuity Units in s2 valued at $5 per Annuity Unit, for a total of $1,000 in monthly income.

     The transfer request must clearly state which investment options are involved and the amount of the transfer.

     We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of
Years

If you choose an annuity payment option where you will continuously receive annuity payments for "A Guaranteed Number of Years" (referred to as the "Guaranteed Period"), then you will have the right to make one partial withdrawal per Contract Year from the present value of your remaining variable annuity payments subject to the following provisions:

..    Partial Withdrawal Transaction Charge. We will assess a partial withdrawal transaction charge for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the net proceeds of the partial withdrawal.

..    Determination of Subsequent Variable Annuity Payments. This prospectus describes how we determine variable annuity payments subsequent to the initial annuity payment. While the number of Annuity Units for each subaccount will generally remain constant, this prospectus lists two exceptions to that rule on page 28. Another exception exists if you make a partial withdrawal, as permitted in this prospectus. A partial withdrawal involves a transfer of assets out of a subaccount. As actual assets decrease in a subaccount, the number of Annuity Units in such subaccount must also be decreased to reflect the loss of those assets.

..    Access To Your Money. You may elect a partial withdrawal of a portion of the present value of the variable annuity payments remaining in the Guaranteed Period as long as at least five (5) years of variable guaranteed periodic payments remain in your annuity after the partial withdrawal has been completed. A partial withdrawal will reduce all remaining variable annuity payments, both guaranteed and life contingent, by an equal amount and will also reduce the length of the Guaranteed Period for variable annuity payments. See the section on "Computing the Partial Withdrawal Amount" on the next page of this prospectus.

..    Partial Withdrawal Limitations. In determining the value available for a partial withdrawal, only the present value of the variable annuity payments will be used. No fixed Annuity Payments will be used in determining partial withdrawal values, and neither the amount of fixed annuity payments nor the length of the Guaranteed Period for such fixed annuity payments will be affected by a partial withdrawal. At any time after the Right to Examine period has ended, you may request a partial withdrawal from your Contract as long as more than five (5) years remain in the Guaranteed Period. Partial withdrawals are only available under annuity options which are either a single or joint life annuity with payments guaranteed for a minimum number of years. The Guaranteed Period can never exceed the life expectancy of the Annuitant or Joint Annuitant and cannot be less than five
     (5) years. To effect a partial withdrawal, the Contract must be in force. Only one partial withdrawal is permitted during any Contract Year. The minimum partial withdrawal amount is $2,500. The partial withdrawal is restricted to an amount that allows at least five (5) years of guaranteed period variable Annuity Payments to remain in the Contract after the withdrawal.

..    Partial Withdrawals Reduce Your Future Variable Annuity Payments. If you
     make a partial withdrawal you will still receive annuity payments, but the partial withdrawal will result in a reduction in the amount of each remaining variable annuity payment as well as a decrease in the guaranteed period that will apply to such variable annuity payments. In addition, if you transfer values from one or more subaccounts which support those variable annuity payments to the fixed investment option which supports the fixed annuity payments at any time after a partial withdrawal has been taken, the Guaranteed Period related to those recently transferred values that are now supporting fixed annuity payments will remain shortened. The Guaranteed Period applicable to any pre-existing fixed annuity payments would not be affected. See "Partial Withdrawal Rights With Variable Payments For A Guaranteed Number of Years" above for the definition of the term "Guaranteed Period."

          When you request a partial withdrawal, we will take it from the subaccounts in which the annuity is then invested in the same proportion as the value invested in each subaccount on the date of the partial withdrawal. We charge a fee for each partial withdrawal, which will be deducted from the lump sum payment at the time a partial withdrawal is effected. Since the amount of annuity payments changes on the next Income Change Date, the reduction in annuity payments due to the partial withdrawal (but not the payment of the partial withdrawal amount) will be delayed until that time.

..    Computing the Partial Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of future variable annuity payments during the guaranteed period by discounting the payments at the assumed investment return, and with consideration to any fees charged for a partial withdrawal. The future variable income payment amount we use in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the withdrawal request by the current number of Annuity Units for each subaccount, and summing for all subaccounts. A partial withdrawal will reduce all future variable annuity payments by an equal amount, and the remaining length of the guaranteed period will also be reduced.

          The following four factors will determine the specific amount by which the remaining variable annuity payments will be reduced and by which the remaining length of the Guaranteed Period will be shortened:

     (1)  the amount of the partial withdrawal request;
     (2) the length of time remaining in the Guaranteed Period at the time that the partial withdrawal is requested;
     (3)  the age and sex of the Annuitant or Joint Annuitants; and
     (4)  the Annuity Income Option chosen.

In other words, the more you withdraw will result in lower future variable annuity payments and more of a reduction in the length of time in the guaranteed period. Any fixed income payments remaining under the Contract and their guaranteed period will remain unchanged.

          Example of Computing a Partial Withdrawal: Individual A is age 65 when he begins to receive variable annuity payments of $1,000. He receives payments in monthly installments from a Life Annuity with a Guaranteed Number of Years (20 years). In annuity payment year one, A requests the maximum partial withdrawal amount possible from his variable annuity. By taking this partial withdrawal, A's monthly variable annuity payments are reduced from $1,000 to $210 after the withdrawal, because the number of annuity units has been permanently reduced. A's guaranteed period for variable annuity payments is also reduced from 20 years to 5 years.

          Any portion of your Vanguard Lifetime Income Program that is allocated to fixed annuity income will not be changed, the monthly fixed payments will remain the same and the guaranteed period for such payments will not be reduced.

..    Taxes. Please read the tax discussion in your prospectus for information relating to partial withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Cancellation Rights

You have the right to cancel your Contract subject to the following provisions:

Access To Your Money. Depending on whether you are the Annuitant, you may access your money by receiving annuity payments or, you as Contract owner may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation of The Contract. If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six (6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all annuity options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

     If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed annuity payments, to be determined as follows.

(1) The value of future variable annuity payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine annuity payments, to the future variable annuity payments which are to be paid in accordance with the Annuity Income Option in effect when cancellation is requested. The amount of future variable annuity payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

(2) Fixed annuity payments will be determined by applying the then current annuity purchase rates, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed annuity payments which is to be paid in accordance with the Annuity Income Option in effect on the date the request is received. We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent (3%) greater than or less than the interest rate used in originally calculating the stream of annuity payments at the Contract Date. For example, if the current annuity purchase rates for fixed annuity payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed annuity payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

Additional Rights That We Have

We have the right at any time to:

(1) transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Annuity Unit value for that option to below $500;

(2) transfer the entire balance in proportion to any other investment options you then are using, if the Annuity Unit value in an investment option is below $500 for any other reason;

(3) end the automatic rebalancing feature if your Annuity Unit value falls below $5,000;

(4) replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

(5) add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Contracts from one investment option and put them into another, subject to SEC and other required regulatory approvals;

(6) operate the Variable Account under the direction of a committee or discharge such a committee at any time;

(7) operate the Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. The Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

(8) make other changes in the Contract that in our judgment are necessary or appropriate to ensure that the Contract continues to qualify for tax treatment as an annuity.

Annuity Payments

Generally

Beginning on the Income Start Date, the Annuitant will receive periodic annuity payments. You may choose annuity payments that are fixed, variable, or a combination of fixed and variable. You may choose annuity payments on a monthly, quarterly, semi-annual, or annual basis.

     You select the Income Start Date, which must be within 12 months after the Contract Date, and can start as early as 1 month after we receive your Premium Payment. In addition, annuity payments must begin by the Annuitant's 91st birthday. If a state requires that annuity payments begin prior to such date, we must comply with those requirements.

     We will make annuity payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them.

                     A FEW THINGS TO KEEP IN MIND REGARDING
                                Annuity Payments

          . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.
          . Once Annuity Payments begin, you may not select a different Annuity Payment Option.
          . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.
          . If you choose both a fixed and a variable payment option, premium that you allo cate to the fixed account may not be reallocated to another subaccount.
          . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of their current address or active bank account location.

Annuity Payment Options

The Contract currently offers the four annuity options described below. We may make other annuity options available subject to our discretion. Please refer to your Contract specific materials for the annuity options available in your Contract. If your annuity payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

..    Option 1--Life Annuity
     Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

..    Option 2--Life Annuity with a Guaranteed Number of Years
     Under this option, we will make annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a particular number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period.

..    Option 3--Joint and Survivor Annuity
     Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive, however, the amount of the remaining annuity payments will be a percentage of the amount that was payable while the Annuitant was alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

..    Option 4--Joint and Survivor Annuity With A Guaranteed Number of Years
     Under this option, we will make annuity payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the period. After the guaranteed period ends, we will continue to make annuity payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. However, the amount of the annuity payments made to the Joint Annuitant will be either equal to or lower than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

                       SOMETHING TO KEEP IN MIND REGARDING
                         Annuity Payment Options 3 or 4

          Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the annuity payments to be made to the Joint Annuitant, upon your death, will be:
          (A) equal to the annuity payments you were receiving while both you and the Joint Annuitant were alive; or
          (B) lower than the annuity payments you were receiving while both you and the Joint Annuitant were alive.
          All things being equal, annuity payments to you while both you and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

Annuity Units

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each annuity payment as determined by our currently used annuity rate factors. The Annuity Unit value for each fund will vary from one Valuation Period to the next based on the investment experience of the assets in the fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

Determination of the Initial Annuity Payment

The following factors determine the amount of the first annuity payment:

..    the portion of the premium allocated to provide variable annuity payments and the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return;

..    the portion of the premium allocated to provide fixed annuity payments and prevailing fixed interest rates;

..    the age and gender of the Annuitant (and Joint Annuitant, if any);

..    the annuity option selected;

..    the frequency of annuity payments;

..    the deduction of applicable premium taxes; and

..    the time period from the Contract Date to the Income Start Date.

Impact of Annuitant's Age on Annuity Payments

For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Gender on Annuity Payments

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection will an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

     In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Annuity Payments

On each Income Change Date, we will recalculate the variable annuity payments to reflect the performance of the investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable annuity payment as follows. The portion of the first annuity payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable annuity payment.

     The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

..    If value is transferred from one investment option to another. See the example under "A Closer Look At Transfers Among Variable Investment Options" in this prospectus.

..    Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor annuity option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the annuity payment amount will be achieved through a reduction in the number of Annuity Units.

     The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable annuity payment.

     On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

     The variable annuity payments will remain level until the next Income Change Date. Subsequent variable annuity payments may be more or less than the previously calculated variable annuity payments depending on whether the net investment performance of the selected investment options is greater than or less than the Assumed Investment Return.

Assumed Investment Return

The amount of the annuity payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only determines the initial level of income, but also how future investment performance affects annuity payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered to certain groups.

     A higher AIR will result in a larger initial payment, but future increases in the annuity payment will be smaller than with a lower AIR. If net performance for a year (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable annuity payment will not change. If net performance is less than the AIR, annuity payments will decrease. If net performance is more than the AIR, annuity payments will increase. For example, payments based on a 5% AIR would mean a higher initial payment, but payments would increase more slowly in a rising market and decline more rapidly in a falling market. Payments based on a 3.5% AIR would mean a lower initial payment, but payments would increase more rapidly in a rising market and decline more slowly in a falling market.

                                PLAIN TALK ABOUT
                        Assumed Investment Return or AIR

     . If you allocated a portion of your premium to variable annuity income then you invested this premium into the annuity investment options available and selected an Assumed Investment Return (AIR). Currently, we offer an AIR of 5% or an AIR of 3.5%. In the future we may make additional AIRs available.
     . We use the AIR to help us calculate your current and future variable annuity ben efits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the per formance of the investment options will be in the future, we make an assump tion, and this assumption is called the Assumed Investment Return.
     . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If the rate of return after expenses earned by your annuity investment options is higher than the AIR, then your benefit payment will increase. Similarly, if the rate of return after expenses earned by your annu ity investment options is less than the AIR, then your benefit payment will decrease.

     Selecting an AIRPros and Cons

     . If more than one AIR is offered you will need to decide between a higher or lower AIR, for example, 3.5% and 5%.
     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.
     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a ris ing market and decline more slowly in a falling market than benefits based on a 5% AIR.

Access to Your Money

Generally

Depending on the annuity option you select and whether you are the Annuitant, you may receive annuity payments according to the annuity option you select. Under certain annuity options, surrender or partial withdrawals are permitted.

Deferment of Payments

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

     We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

..    the NYSE is closed other than weekend and holiday closings;

..    trading on the NYSE is restricted;

..    an emergency exists, as determined by a regulatory authority, such that disposal of or determination of the value of shares of the funds is not reasonably practicable;

..    the SEC by order so permits for the protection of investors.

Death Benefit

Death Within Six Months of the Contract Date

If the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, dies within six (6) months of the Contract Date. The benefit shall be payable to the Owner, if living, or if not, to the Beneficiary.

     The amount of the lump sum death benefit will be determined by:

..    calculating the actuarial present value of future variable annuity payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

..    adding to that, the amount of premium allocated to pay fixed annuity payments, minus any fixed annuity payments already made.

     No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six-month period.

Death Prior to Income Start Date

Subject to the above provision, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

     If your Contract is a joint and survivor annuity and either the Annuitant or the Joint Annuitant die before the Income Start Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

Death of Owner After the Income Start Date

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death.

Death of Annuitant After the Income Start Date

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the annuity option in effect at the Annuitant's death. If no beneficiary survives the Annuitant we will pay any remaining benefit to the Annuitant's estate.

                                  A WORD ABOUT

                                Joint Annuitants

     The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.
     .    Annuity Payment Option 3--Joint and Survivor Annuity; or
     . Annuity Payment Option 4--Joint and Survivor Annuity With A Guaranteed Number of Years.
     If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.
     .    Annuity Payment Option 1--Life Annuity; or
     .    Annuity Payment Option 2--Life Annuity With A Guaranteed Number of
          Years.
     See "Annuity Payment Options" in this prospectus.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Client Information Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the Beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. The Annuitant may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

Performance

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

     Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

     When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

     When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

     Average annual total return at the Variable Account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the Variable Account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

     Performance information for a subaccount may be compared in reports and advertising to:

(1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

(2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

(3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

(4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

Taxes

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to partial withdrawals and surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

                         TAX TREATMENT OF DISTRIBUTIONS
                               Qualified Contracts

     If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

     .    Individual Retirement Annuities ("IRA");
     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");
     .    Keogh Plans; and
     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as annuity payments, as a withdrawal, or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

     This additional tax does not apply:

     . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;
     .    where the taxpayer is age 59 1/2or older;
     .    where payment is made on account of death;
     .    where the payment is made on account of the taxpayer's disability;
     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;
     .    in some cases, upon separation from service on or after age 55; or
     .    certain other limited circumstances.

Withdrawals Where Income Start Date is Before Age 59 1/2--A Partial Withdrawal or Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a partial withdrawal from or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a partial withdrawal from or full surrender of the Contract. You should also contact your tax advisor before taking partial withdrawals or surrenders.

     Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2years) plus interest.

Individual Retirement Annuities ("IRA")

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions--Non-Qualified Contracts
General

For annuity payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable annuity payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

     After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal--100% Taxable

As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

A Partial Withdrawal or Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

     This additional tax does not apply where:
     . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;
     . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the tax payer or the joint lives (or joint life expectancies) of such taxpayer and a designated joint annuitant;
     .    the taxpayer is age 59 1/2or older;
     .    the payment is made on account of the taxpayer's disability;
     .    the payment is made on account of death;
     .    or in certain other circumstances.

It should be noted that a partial withdrawal or full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal or surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a partial withdrawal or full surrender of the Contract. You should also seek the advice of your tax advisor.

          Example: Individual A is age 57 1/2 when he begins to receive annual annuity payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a partial withdrawal. In 2003, A must pay the 10% penalty tax on the annuity payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity Contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity Contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity Contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity Contracts should consult with a tax advisor.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisors.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the funds are being managed so as to comply with these requirements.

     There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

WITHHOLDING

We are required to withhold federal income taxes on annuity payments, partial withdrawals, and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

     For complete surrenders or partial withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, we will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

     You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Other Information

AIG Life Insurance Company

     We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is 600 King Street (DPEN), Wilmington DE 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

     We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the company by one or more independent rating organizations such as A.M. Best Company, Moody's, and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our contractual obligations to Contract owners and should not be considered as bearing on the investment performance of assets held in the Variable Account.

     The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Variable Account or the degree of risk associated with an investment in the variable account.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Ownership

This prospectus describes a group single premium immediate variable annuity Contract. A group Contract is issued to a Contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term Contract is equally applicable to a certificate.

Voting Rights

To the extent required by law, we will vote the fund shares held in the Variable Account at shareholder meetings in accordance with instructions received from persons having a voting interest in the fund. However, if legal requirements or our interpretation of present law changes to permit us to vote the fund shares in our own right, we may elect to do so.

     Prior to the Income Start Date, you have a voting interest in each fund in whose corresponding subaccount you have value. We determine the number of fund shares that are attributable to you by dividing the corresponding value in a particular fund by the net asset value of one fund share. After the Income Start Date, we determine the number of fund shares that are attributable to you by dividing the reserve maintained in a particular fund to meet the obligations under the Contract by the net asset value of one fund share. The number of votes that you will have a right to cast will be determined as of the record date established by each fund.

     We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a fund will receive proxy material, reports and other materials relating to the appropriate funds. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

     The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds allocated to the fixed investment option.

Distribution of the Contract

American General Equity Services Corporation ("AGESC") is the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC also acts as principal underwriter for AIG Life Insurance Company's other separate accounts and for the separate accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   AIG Life Insurance Company will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

Legal Proceedings

AIG Life Insurance Company is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life Insurance Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life Insurance Company's results of operations and financial position.

     The distributor of the Contracts, AGESC, offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality.

Financial Statements

Financial statements of AIG Life Insurance Company, and Variable Account I are included in the SAI, which may be obtained without charge by calling Vanguard Annuity and Insurance Services at (800) 522-5555 (between 8 a.m. and 8 p.m. Eastern time) or write to Vanguard Annuity and Insurance Services at P.O. Box 1105, Valley Forge, PA 19482-1105. You may also call or write to AIG Life Insurance Company, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801 (telephone 877-299-1724).

   The financial statements have also filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

APPENDIX
Hypothetical Illustrations of
Annuity Payments

We have prepared the following tables to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.79%, 6%, 8%, or 10%. The values would be different from those shown if the returns averaged 0%, 5.79%, 6%, 8%, or 10%, but fluctuated over and under those averages throughout the years.

     The tables reflect the daily mortality and expense risk charge, which is equivalent to an annual charge of 0.52%. The amounts shown in the tables also take into account the arithmetic average of the funds' management fees and operating expenses at an annual rate of approximately 0.27% of the average daily net assets of the funds. Actual fees and expenses of the funds associated with your Contract may be more or less than 0.27%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly annuity payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of this prospectus entitled "Taxes."

     The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.52% for mortality and expense risk and the assumed 0.27% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 0.79%.

     Two sets of tables follow--one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable annuity option. The second assumes that 50% of the single Premium Payment is allocated to a fixed annuity option using the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

     When part of the single Premium Payment has been allocated to the fixed annuity option, the guaranteed minimum annuity payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed annuity option at the time this illustration was prepared. The illustrated variable annuity payments use an assumed investment return of 5% per year. Thus, actual performance greater than 5% per year will result in increasing annuity payments and actual performance less than 5% per year will result in decreasing annuity payments. We may offer alternative assumed investment returns. Fixed annuity payments remain constant.

     These tables show the monthly annuity payments for several hypothetical constant assumed investment returns. Of course, actual investment performance will not be constant and may be volatile. Actual monthly annuity payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an annuity option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $650.12

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $661.14

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:
--------------------------------------------------------------------------------------------------------
  Payment     Calendar     Attained     Gross      0.00%       5.79%       6.00%      8.00%       10.00%
   Year        Year         Age          Net      -0.79%       5.00%       5.21%      7.21%        9.21%
--------------------------------------------------------------------------------------------------------
     1         2005         65                   $661.14     $661.14     $661.14    $661.14    $  661.14
     2         2006         66                    624.68      661.14      662.46     675.06       687.65
     3         2007         67                    590.24      661.14      663.79     689.26       715.22
     4         2008         68                    557.69      661.14      665.11     703.77       743.90
     5         2009         69                    526.94      661.14      666.45     718.58       773.72
    10         2014         74                    396.82      661.14      673.14     797.46       941.78
    15         2019         79                    298.83      661.14      679.89     884.99     1,146.35
    20         2024         84                    225.04      661.14      686.72     982.13     1,395.35

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Male
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $325.06

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $330.57

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option and 50% is allocated to a fixed annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $325.06. The monthly guaranteed payment of $325.06 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:
--------------------------------------------------------------------------------------------------------------
    Payment     Calendar      Attained      Gross       0.00%       5.79%        6.00%     8.00%       1 0.00%
     Year         Year          Age          Net       -0.79%       5.00%        5.21%     7.21%         9.21%
--------------------------------------------------------------------------------------------------------------
       1          2005           65                   $655.63     $655.63      $655.63    $655.63    $  655.63
       2          2006           66                    637.40      655.63       656.29     662.59       668.88
       3          2007           67                    620.18      655.63       656.95     669.69       682.67
       4          2008           68                    603.90      655.63       657.62     676.95       697.01
       5          2009           69                    588.53      655.63       658.28     684.35       711.92
      10          2014           74                    523.47      655.63       661.63     723.79       795.95
      15          2019           79                    474.47      655.63       665.01     767.55       898.23
      20          2024           84                    437.58      655.63       668.42     816.12     1,022.73

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(100% VARIABLE)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 100% fixed for annuity option selected: $615.51

Variable monthly annuity payment based on current rates, if 100% variable for annuity option selected: $625.78

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance. No minimum dollar amount is guaranteed.

                                Monthly Payments
                       With an Assumed Rate of Return of:
----------------------------------------------------------------------------------------------------------------------
    Payment       Calendar      Attained       Gross         0.00%       5.79%       6.00%         8.00%        10.00%
     Year           Year          Age           Net         -0.79%       5.00%       5.21%         7.21%         9.21%
----------------------------------------------------------------------------------------------------------------------
       1             2005          65                      $625.78     $625.78     $625.78       $625.78     $  625.78
       2             2006          66                       591.27      625.78      627.03        638.95        650.87
       3             2007          67                       558.67      625.78      628.29        652.40        676.97
       4             2008          68                       527.86      625.78      629.54        666.13        704.11
       5             2009          69                       498.75      625.78      630.80        680.15        732.34
      10             2014          74                       375.59      625.78      637.13        754.81        891.41
      15             2019          79                       282.84      625.78      643.53        837.66      1,085.04
      20             2024          84                       213.00      625.78      649.99        929.60      1,320.72

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

Annuity Payment Illustration

(50% VARIABLE/50% FIXED)
Single Premium Payment: $100,000
Sex: Female
Age: 65
Annuity Option Selected: Life Annuity With 10 Years Guaranteed
Frequency of Income Pay: Monthly

Fixed monthly annuity payment based on current rates, if 50% fixed for annuity option selected: $307.76

Variable monthly annuity payment based on current rates, if 50% variable for annuity option selected: $312.89

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable annuity option and 50% is allocated to a fixed annuity option.

Assumed investment return at which monthly variable payments remain constant: 5%

Monthly annuity payments will vary with investment performance, but will never be less than $307.76. The monthly guaranteed payment of $307.76 is being provided by the $50,000 applied under the fixed annuity option.

                                Monthly Payments
                       With an Assumed Rate of Return of:
---------------------------------------------------------------------------------------------------------------------
    Payment       Calendar      Attained       Gross       0.00%         5.79%         6.00%        8.00%      10.00%
     Year           Year          Age           Net       -0.79%         5.00%         5.21%        7.21%       9.21%
---------------------------------------------------------------------------------------------------------------------
       1            2005          65                     $620.65       $620.65       $620.65      $620.65     $620.65
       2            2006          66                      603.39        620.65        621.27       627.23      633.19
       3            2007          67                      587.09        620.65        621.90       633.95      646.24
       4            2008          68                      571.69        620.65        622.53       640.82      659.81
       5            2009          69                      557.13        620.65        623.16       647.83      673.93
      10            2014          74                      495.55        620.65        626.32       685.16      753.46
      15            2019          79                      449.18        620.65        629.52       726.58      850.27
      20            2024          84                      414.25        620.65        632.75       772.55      968.11

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract owner and the various rates of return of the funds selected. The amount of the annuity payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly annuity payments (based on the Variable Account) will also fluctuate. No representation can be made by the company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Annuity payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of annuity payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses and the mortality and expense risk charge from the gross rates of return.

          Table of Contents of the Statement of Additional Information

3    General Information

3    AIG Life

3    Variable Account I

3    Services

4    Distribution of the Contracts

4    Performance Information

5    Performance Data

5    Average Annual Total Return Calculations

6    Fund Performance Calculations

7    Vanguard VIF Money Market Investment Option Yield and Yield Calculations

8    Contract Provisions

8    Variable Income Payments

8    Annuity Unit Value

9    Net Investment Factor

9    Misstatement of Age or Gender

10   Evidence of Survival

10   Additional Information About the Contracts

10   Gender neutral policies

10   Certain Arrangements

10   Our General Account

11   Material Conflicts

11   Financial Statements

11   Separate Account Financial Statements

11   AIG Life Financial Statements

12   Index to Financial Statements

Issued by AIG Life Insurance Company, Form Number 11GVIA1000

Distributed by American General Equity Services Corporation, Member NASD, and Member of American International Group, Inc.

Contact Information

For additional information about the Group Immediate Variable Annuity Contracts and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 2, 2005. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at Vanguard Annuity and Insurance Services, P.O. Box 1105, Valley Forge, PA 19482-1105 or call us at 1- 800-522-5555. You can also contact AIG Life Insurance Company, Attention: Group Annuity Administration Department, 600 King Street (DPEN), Wilmington DE 19801, telephone 1-877-299- 1724. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

The Vanguard Group, Vanguard, and the ship logo are trademarks of The Vanguard Group, Inc. Standard & Poor's 500 is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by Vanguard Variable Insurance Fund and The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolios. The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI Index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group. All other marks are the exclusive property of their respective owners.

Not available in the state of New York.

The underwriting risks, financial obligations and support functions associated with the products are solely the responsibility of the issuing insurance company. The issuing insurance company is responsible for its own financial condition and contractual obligations. AIG Life Insurance Company does not solicit business in the state of New York. Contracts not available in all states.

                                                          [GRAPHIC APPEARS HERE]
                                                      AIG Life Insurance Company


                                                                    PAIGM 052005

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I

                    GROUP IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY

                     GROUP ANNUITY ADMINISTRATION DEPARTMENT

                             600 KING STREET (DPEN)
                              WILMINGTON, DE 19801

                            TELEPHONE: 1-877-299-1724

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated May 2, 2005, describing the group immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Terms used in this SAI have the same meaning as defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3

   AIG Life....................................................................3
   Variable Account I..........................................................3

SERVICES.......................................................................3

DISTRIBUTION OF THE CONTRACTS..................................................4

PERFORMANCE INFORMATION........................................................4

   Performance Data............................................................5
      Average Annual Total Return Calculations.................................5
      Fund Performance Calculations............................................6
      Vanguard VIF Money Market Portfolio Investment Option Yield and
         Effective Yield Calculations..........................................7

CONTRACT PROVISIONS............................................................8

   Variable Income Payments....................................................8
   Annuity Unit Value..........................................................8
   Net Investment Factor.......................................................9
   Misstatement of Age or Gender...............................................9
   Evidence of Survival.......................................................10

ADDITIONAL INFORMATION ABOUT THE CONTRACTS....................................10

      Gender neutral policies.................................................10
      Certain Arrangements....................................................10
      Our General Account.....................................................10

MATERIAL CONFLICTS............................................................11

FINANCIAL STATEMENTS..........................................................11

   Separate Account Financial Statements......................................11
   AIG Life Financial Statements..............................................11
   Index to Financial Statements..............................................12

                               GENERAL INFORMATION

AIG Life

     We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AIG Life and its affiliates. The commitments under the Contracts are AIG Life's, and AIG has no legal obligation to back those commitments.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account I

     We hold the Fund shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account I is divided into 123 separate subaccounts, 24 of which are available under the Contracts offered by the Contract prospectus as variable investment options. All of these 24 subaccounts and the remaining 99 subaccounts are offered under other AIG Life contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

     The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract owners. We act as custodian for the Separate Account's assets.

                                    SERVICES

     AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004, 2003 and 2002, AIG Life paid AIG for these services $1,473,348, $2,757,831 and $3,487,314, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2004 and 2003, AIG Life paid AGLC $25,846,530 and $21,696,058 for these services respectively.

     We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     AIG Life will not pay any commission to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the subaccounts of Variable Account I in advertisements, sales literature, or reports to Contract owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We also may present the yield or total return of the subaccount based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the subaccount or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges. We also may present the yield or total return of the Fund in which a subaccount invests.

     We may compare a subaccount's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount reflects the performance of a hypothetical contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes the applicable Separate Account or Contract charges: mortality and expense risk charge, premium tax charge and withdrawal charge at the end of the period.

     The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

     . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the mortality and expense risk charge, premium tax charge and the withdrawal charge.

     .    We divide the Redeemable Value by the Initial Investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

     Average annual total return quotations for the variable investment options for the period ended December 31, 2004 are shown in the table below.

             Variable Investment Option Average Annual Total Returns
      with deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2004)

                                                                                                      Since      Investment
                                                                                                   Investment      Option
                                                                                                     Option      Inception
Investment Option                                  1 year/1/  3 years/2/  5 years/2/  10 years/2/  Inception/1/     Date
-----------------                                  ---------  ----------  ----------  -----------  ------------  ----------
Vanguard(R)Dividend Growth Fund                      6.52%        N/A         N/A         N/A         13.84%     09/22/2003
Vanguard GNMA Fund                                  -0.09%        N/A         N/A         N/A          0.97%     09/22/2003
Vanguard Health Care Fund                            5.07%        N/A         N/A         N/A         11.46%     09/22/2003
Vanguard Inflation-Protected Securities Fund         3.88%        N/A         N/A         N/A          5.93%     09/22/2003
Vanguard Total International Stock Index Fund       15.94%        N/A         N/A         N/A         25.34%     09/22/2003
Vanguard LifeStrategy(R)Conservative Growth Fund     3.64%        N/A         N/A         N/A          7.06%     09/22/2003
Vanguard LifeStrategy Growth Fund                    8.01%        N/A         N/A         N/A         13.70%     09/22/2003
Vanguard LifeStrategy Income Fund                    1.71%        N/A         N/A         N/A          3.92%     09/22/2003
Vanguard LifeStrategy Moderate Growth Fund           6.08%        N/A         N/A         N/A         10.57%     09/22/2003
Vanguard VIF Balanced Portfolio                      6.77%        N/A         N/A         N/A         12.04%     09/22/2003
Vanguard VIF Capital Growth Portfolio               12.86%        N/A         N/A         N/A         16.82%     09/22/2003
Vanguard VIF Diversified Value Portfolio            15.58%        N/A         N/A         N/A         23.03%     09/22/2003
Vanguard VIF Equity Income Portfolio                 8.72%        N/A         N/A         N/A         16.75%     09/22/2003
Vanguard VIF Equity Index Portfolio                  6.31%        N/A         N/A         N/A         12.31%     09/22/2003
Vanguard VIF Growth Portfolio                        2.90%        N/A         N/A         N/A          7.77%     09/22/2003
Vanguard VIF High Yield Bond Portfolio               4.12%        N/A         N/A         N/A          7.07%     09/22/2003
Vanguard VIF International Portfolio                14.58%        N/A         N/A         N/A         21.89%     09/22/2003
Vanguard VIF Mid-Cap Index Portfolio                15.44%        N/A         N/A         N/A         21.13%     09/22/2003
Vanguard VIF Money Market Portfolio                 -2.81%        N/A         N/A         N/A         -2.15%     09/22/2003
Vanguard VIF REIT Index Portfolio                   25.23%        N/A         N/A         N/A         28.87%     09/22/2003
Vanguard VIF Short-Term Corporate Portfolio         -2.08%        N/A         N/A         N/A         -1.11%     09/22/2003
Vanguard VIF Small Company Growth Portfolio         10.62%        N/A         N/A         N/A         13.66%     09/22/2003
Vanguard VIF Total Bond Market Index Portfolio      -0.03%        N/A         N/A         N/A          1.09%     09/22/2003
Vanguard VIF Total Stock Market Index Portfolio      7.98%        N/A         N/A         N/A         13.78%     09/22/2003

----------
/1/ The Contracts are sold in jurisdictions where the highest premium tax is 3.5%. The effect of this charge is included in the table. We currently charge Contracts issued in Texas a .026% maintenance fee. Nor separate "Texas-only" table is shown.

/2/ "N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than September 12, 2003, the effective date of the registration statement.

     Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

     The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invest. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the mortality and expense risk charge or any other deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the Fund average annual total return quotations would have been lower than what is currently shown.

                        Fund Average Annual Total Returns
    without deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2004)

                                                                                                   Since          Fund
                                                                                                   Fund        Inception
Fund                                              1 year    3 years/1/  5 years/1/  10 years/1/  Inception/2/     Date
----                                              -------   ----------  ----------  -----------  ------------  ----------
Vanguard Dividend Growth Fund                      11.02%      3.29%        1.07%       8.21%          *       05/15/1992
Vanguard GNMA Fund                                  4.13%      5.39%        7.04%       7.42%          *       06/27/1980
Vanguard Health Care Fund                           9.51%      7.11%       12.93%      20.15%          *       05/23/1984
Vanguard Inflation-Protected Securities Fund        8.27%     10.89%         N/A         N/A         10.31%    06/29/2000
Vanguard Total International Stock Index Fund      20.84%     12.93%       -0.60%        N/A          4.41%    04/29/1996
Vanguard LifeStrategy Conservative Growth Fund      8.02%      6.02%        4.19%       9.42%          *       09/30/1994
Vanguard LifeStrategy Growth Fund                  12.58%      6.79%        0.97%      10.55%          *       09/30/1994
Vanguard LifeStrategy Income Fund                   6.01%      5.54%        5.74%       8.81%          *       09/30/1994
Vanguard LifeStrategy Moderate Growth Fund         10.57%      6.67%        2.82%      10.22%          *       09/30/1994
Vanguard VIF Balanced Portfolio                    11.29%      7.73%        7.58%      12.31%          *       05/23/1991
Vanguard VIF Capital Growth Portfolio              17.63%       N/A          N/A         N/A         22.18%    12/03/2002
Vanguard VIF Diversified Value Portfolio           20.46%     10.65%       11.46%        N/A          7.06%    02/08/1999
Vanguard VIF Equity Income Portfolio               13.32%      6.74%        5.50%      12.75%          *       06/07/1993
Vanguard VIF Equity Index Portfolio                10.80%      3.50%       -2.36%      12.00%          *       04/29/1991
Vanguard VIF Growth Portfolio                       7.25%     -4.64%      -13.91%       6.12%          *       06/07/1993
Vanguard VIF High Yield Bond Portfolio              8.53%      8.80%        5.43%        N/A          6.40%    06/03/1996
Vanguard VIF International Portfolio               19.42%     10.05%        0.24%       7.54%          *       06/03/1994
Vanguard VIF Mid-Cap Index Portfolio               20.32%     11.24%       10.06%        N/A         12.66%    02/09/1999
Vanguard VIF Money Market Portfolio                 1.26%      1.33%        2.94%       4.22%          *       05/02/1991
Vanguard VIF REIT Index Portfolio                  30.51%     22.33%       20.99%        N/A         17.09%    02/09/1999
Vanguard VIF Short-Term Corporate Portfolio         2.07%      3.94%        5.55%        N/A          5.07%    02/08/1999
Vanguard VIF Small Company Growth Portfolio        15.30%      7.31%        8.61%        N/A         13.25%    06/03/1996
Vanguard VIF Total Bond Market Index Portfolio      4.20%      5.49%        7.19%       7.38%          *       04/29/1991
Vanguard VIF Total Stock Market Index Portfolio    12.55%       N/A          N/A         N/A         20.29%    01/08/2003

----------
/1/  "N/A" indicates data is not available for the stated period.

/2/ "*" indicates SEC rules that require us to show return information for no more than 10 years.

     Vanguard VIF Money Market Investment Portfolio Option Yield and Effective Yield Calculations. We calculate the Vanguard VIF Money Market Portfolio Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the value of your single premium payment during the period.

     . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the investment option's division in the calculation. The Vanguard VIF Money Market Portfolio Investment Option's historical yield for the seven day period ended December 31, 2004 was 0.67%.

     We determine the Vanguard VIF Money Market Portfolio Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The Vanguard VIF Money Market Portfolio Investment Option's historical effective yield for the seven day period ended December 31, 2004 was 0.67%. Yield and effective yield do not reflect the deduction of any charges that we may impose when you redeem Annuity Units.

     The yield and effective yield calculations above do not reflect any Contract or Contract-related charges and deductions of the Separate Account. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

     A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Variable Annuity Income payment determined by our currently used rate factor and the Annuity Unit Values.

Annuity Unit Value

     The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Unit Value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit Value is being determined; and

     (b)  is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  is equal to:

          (i) the net asset value per share of the underlying Fund held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

     (b)  is equal to:

          (i) the net asset value per share of the underlying Fund held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any annuity payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.14% to 0.46% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. These amounts will not be paid by the Funds or Contract owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying Fund changes; or

     . voting instructions given by owners of variable life insurance policies and variable annuity contracts differ.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PWC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2004 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2004 of the Separate Account, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

     The balance sheets of AIG Life at December 31, 2004 and 2003 (restated) and the related statements of income, shareholders' equity, cash flows and comprehensive income for the three years ended December 31, 2004, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

     You should consider the financial statements of AIG Life that we include in this SAI primarily as bearing on the ability of AIG Life to meet its obligations under the Contracts.

I.  Variable Account I 2004 Financial Statements                         Page
                                                                       ---------
Report of PricewaterhouseCoopers LLP, Independent Registered
  Public Accounting Firm............................................   VA-I - 1
Statement of Net Assets as of December 31, 2004.....................   VA-I - 2
Statement of Operations for the year ended December 31, 2004........   VA-I - 4
Statement of Changes in Net Assets for the years ended
   December 31, 2004 and 2003 (restated)............................   VA-I - 6
Notes to Financial Statements.......................................   VA-I - 30

II.  AIG Life 2004 Financial Statements                                 Page
                                                                        -----
Report of PricewaterhouseCoopers LLP, Independent Registered
   Public Accounting Firm...........................................    F - 2
Balance Sheets as of December 31, 2004 and 2003 (restated)..........    F - 3
Statements of Income for the years ended December 31, 2004,
   2003 (restated) and 2002 (restated)..............................    F - 5
Statements of Shareholders' Equity for the years ended
   December 31, 2004, 2003 (restated) and 2002 (restated)...........    F - 6
Statements of Cash Flows for the years ended December 31, 2004,
   2003 (restated) and 2002 (restated)..............................    F - 7
Statements of Comprehensive Income for the years ended December 31,
   2004, 2003 (restated) and 2002 (restated)........................    F - 8
Notes to Financial Statements.......................................    F - 9

[LOGO] AIG AMERICAN GENERAL

                                                              Variable Account I
                                                                Variable Annuity

                                                                            2004
                                                                   Annual Report

                                                               December 31, 2004

                                                      AIG Life Insurance Company
                          A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Contract Owners of AIG Life Insurance Company Variable Account I

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account I (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion.

As discussed in Note H to the financial statements, the Separate Account has restated net investment income (loss) and capital gain distributions from mutual funds for certain Sub-accounts for the year ended December 31, 2003, and the related investment income ratio for the years ended December 31, 2003, 2002, and 2001.

PRICEWATERHOUSECOOPERS LLP

April 29, 2005

                                     VA I-1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2004

                                                                Investment
                                                             securities - at   Due from (to) AIG Life
Sub-accounts                                                    fair value        Insurance Company       Net Assets
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                  $  1,330,043           $    (1)          $  1,330,042
AIM V.I. International Growth Fund - Series I                     1,382,786                (3)             1,382,783
AllianceBernstein Americas Government Income
   Portfolio - Class A                                           42,650,770                --             42,650,770
AllianceBernstein Global Bond Portfolio - Class A                17,405,747                --             17,405,747
AllianceBernstein Global Dollar Government
   Portfolio - Class A                                           20,036,569                --             20,036,569
AllianceBernstein Growth and Income Portfolio - Class A         259,529,993                (7)           259,529,986
AllianceBernstein Growth and Income Portfolio - Class B         206,838,619                (2)           206,838,617
AllianceBernstein Growth Portfolio - Class A                    102,993,524                --            102,993,524
AllianceBernstein Growth Portfolio - Class B                     56,401,003                --             56,401,003
AllianceBernstein High Yield Portfolio - Class A                 38,999,754                (1)            38,999,753
AllianceBernstein International Portfolio - Class A              46,553,633                --             46,553,633
AllianceBernstein International Value
   Portfolio - Class A                                           34,677,663                (3)            34,677,660
AllianceBernstein Money Market Portfolio - Class A               23,885,022            24,601             23,909,623
AllianceBernstein Money Market Portfolio - Class B               15,791,306            12,976             15,804,282
AllianceBernstein Premier Growth Portfolio - Class A            163,822,023                --            163,822,023
AllianceBernstein Premier Growth Portfolio - Class B             77,467,555                --             77,467,555
AllianceBernstein Real Estate Investment
   Portfolio - Class A                                           51,707,023                (6)            51,707,017
AllianceBernstein Small Cap Growth Portfolio - Class A           49,161,599                 1             49,161,600
AllianceBernstein Small Cap Value Portfolio - Class A            62,032,327                --             62,032,327
AllianceBernstein Technology Portfolio - Class A                 73,180,107                --             73,180,107
AllianceBernstein Technology Portfolio - Class B                 28,213,958                --             28,213,958
AllianceBernstein Total Return Portfolio - Class A              175,304,945                (5)           175,304,940
AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                           89,616,817                --             89,616,817
AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B                                            3,199,890                (7)             3,199,883
AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B                                            2,414,174                --              2,414,174
AllianceBernstein Utility Income Portfolio - Class A             42,375,535                (1)            42,375,534
AllianceBernstein Value Portfolio - Class B                      79,244,076                (1)            79,244,075
AllianceBernstein Worldwide Privatization
   Portfolio - Class A                                           35,891,399                --             35,891,399
Delaware VIP Balanced Series - Standard class                       941,999                --                941,999
Delaware VIP Capital Reserves Series - Standard class               241,874               284                242,158
Delaware VIP Cash Reserves Series - Standard class                  469,999               238                470,237
Delaware VIP Growth Opportunities Series - Standard class         1,255,076                (1)             1,255,075
Delaware VIP High Yield Series - Standard class                     484,932                --                484,932
Delaware VIP Value Series - Standard class                        4,474,101                --              4,474,101
Dreyfus Stock Index Fund, Inc. - Initial shares                   8,338,761                (9)             8,338,752
Dreyfus VIF Small Company Stock Portfolio - Initial shares        2,053,328                (3)             2,053,325
Fidelity VIP Asset Manager Portfolio - Initial Class              6,974,219                --              6,974,219
Fidelity VIP Contrafund Portfolio - Initial Class                 3,658,658                (2)             3,658,656
Fidelity VIP Growth Portfolio - Initial Class                     6,003,964                --              6,003,964
Fidelity VIP High Income Portfolio - Initial Class                1,667,011                --              1,667,011
Fidelity VIP Investment Grade Bond
   Portfolio - Initial Class                                      3,371,298                --              3,371,298
Fidelity VIP Money Market Portfolio - Initial Class               3,099,313                --              3,099,313
Fidelity VIP Overseas Portfolio - Initial Class                     286,118                (2)               286,116
Mercury HW International VIP Portfolio                                   --                --                     --
Merrill Lynch American Balanced V.I. Fund - Class I                      --                --                     --
Merrill Lynch Basic Value V.I. Fund - Class I                     8,329,799                (9)             8,329,790

                                                                                                    Net assets
                                                             Contract owners   Contract owners   attributable to
                                                                - annuity       - accumulation   contract owner
Sub-accounts                                                     reserves          reserves          reserves
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                    $ 17,040        $  1,313,002      $  1,330,042
AIM V.I. International Growth Fund - Series I                          --           1,382,783         1,382,783
AllianceBernstein Americas Government Income
   Portfolio - Class A                                             39,032          42,611,738        42,650,770
AllianceBernstein Global Bond Portfolio - Class A                   4,210          17,401,537        17,405,747
AllianceBernstein Global Dollar Government
   Portfolio - Class A                                             21,283          20,015,286        20,036,569
AllianceBernstein Growth and Income Portfolio - Class A           467,784         259,062,202       259,529,986
AllianceBernstein Growth and Income Portfolio - Class B            84,163         206,754,454       206,838,617
AllianceBernstein Growth Portfolio - Class A                      111,784         102,881,740       102,993,524
AllianceBernstein Growth Portfolio - Class B                           --          56,401,003        56,401,003
AllianceBernstein High Yield Portfolio - Class A                    2,698          38,997,055        38,999,753
AllianceBernstein International Portfolio - Class A                67,541          46,486,092        46,553,633
AllianceBernstein International Value
   Portfolio - Class A                                                 --          34,677,660        34,677,660
AllianceBernstein Money Market Portfolio - Class A                 22,416          23,887,207        23,909,623
AllianceBernstein Money Market Portfolio - Class B                     --          15,804,282        15,804,282
AllianceBernstein Premier Growth Portfolio - Class A              405,864         163,416,159       163,822,023
AllianceBernstein Premier Growth Portfolio - Class B               13,513          77,454,042        77,467,555
AllianceBernstein Real Estate Investment
   Portfolio - Class A                                            129,535          51,577,482        51,707,017
AllianceBernstein Small Cap Growth Portfolio - Class A             83,865          49,077,735        49,161,600
AllianceBernstein Small Cap Value Portfolio - Class A                  --          62,032,327        62,032,327
AllianceBernstein Technology Portfolio - Class A                  125,319          73,054,788        73,180,107
AllianceBernstein Technology Portfolio - Class B                       --          28,213,958        28,213,958
AllianceBernstein Total Return Portfolio - Class A                138,876         175,166,064       175,304,940
AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class A                                            115,608          89,501,209        89,616,817
AllianceBernstein U.S. Government/High Grade Securities
   Portfolio - Class B                                                 --           3,199,883         3,199,883
AllianceBernstein U.S. Large Cap Blended Style
   Portfolio - Class B                                                 --           2,414,174         2,414,174
AllianceBernstein Utility Income Portfolio - Class A                1,149          42,374,385        42,375,534
AllianceBernstein Value Portfolio - Class B                            --          79,244,075        79,244,075
AllianceBernstein Worldwide Privatization
   Portfolio - Class A                                             85,782          35,805,617        35,891,399
Delaware VIP Balanced Series - Standard class                          --             941,999           941,999
Delaware VIP Capital Reserves Series - Standard class                  --             242,158           242,158
Delaware VIP Cash Reserves Series - Standard class                     --             470,237           470,237
Delaware VIP Growth Opportunities Series - Standard class              --           1,255,075         1,255,075
Delaware VIP High Yield Series - Standard class                        --             484,932           484,932
Delaware VIP Value Series - Standard class                         26,982           4,447,119         4,474,101
Dreyfus Stock Index Fund, Inc. - Initial shares                    50,526           8,288,226         8,338,752
Dreyfus VIF Small Company Stock Portfolio - Initial shares             --           2,053,325         2,053,325
Fidelity VIP Asset Manager Portfolio - Initial Class               22,251           6,951,968         6,974,219
Fidelity VIP Contrafund Portfolio - Initial Class                  24,608           3,634,048         3,658,656
Fidelity VIP Growth Portfolio - Initial Class                      26,500           5,977,464         6,003,964
Fidelity VIP High Income Portfolio - Initial Class                     --           1,667,011         1,667,011
Fidelity VIP Investment Grade Bond
   Portfolio - Initial Class                                       61,370           3,309,928         3,371,298
Fidelity VIP Money Market Portfolio - Initial Class                    --           3,099,313         3,099,313
Fidelity VIP Overseas Portfolio - Initial Class                        --             286,116           286,116
Mercury HW International VIP Portfolio                                 --                  --                --
Merrill Lynch American Balanced V.I. Fund - Class I                    --                  --                --
Merrill Lynch Basic Value V.I. Fund - Class I                       5,969           8,323,821         8,329,790

                             See accompanying notes.

                                     VA I-2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2004

                                                                Investment
                                                             securities - at   Due from (to) AIG Life
Sub-accounts                                                    fair value        Insurance Company       Net Assets
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Core Bond V.I. Fund - Class I                    $   506,005            $    --            $   506,005
Merrill Lynch Developing Capital Markets V.I
   Fund - Class I                                                       --                 --                     --
Merrill Lynch Domestic Money Market V.I. Fund - Class I            591,599                 (2)               591,597
Merrill Lynch Global Allocation V.I. Fund - Class I              1,332,504                 (2)             1,332,502
Merrill Lynch Global Growth V.I. Fund - Class I                    807,819                (10)               807,809
Merrill Lynch High Current Income V.I. Fund - Class I              894,162                 --                894,162
Merrill Lynch International Value V.I. Fund - Class I            2,166,236                 --              2,166,236
Merrill Lynch Large Cap Core V.I. Fund - Class I                 1,834,713                 (5)             1,834,708
Merrill Lynch Large Cap Growth V.I. Fund - Class I                 938,811                 --                938,811
Merrill Lynch Utilities and Telecommunications V.I
   Fund - Class I                                                  444,087                 --                444,087
Merrill Lynch Value Opportunities V.I. Fund - Class I            2,946,181                 (3)             2,946,178
UBS U.S. Allocation Portfolio                                   18,896,041                  7             18,896,048
UIF Core Plus Fixed Income Portfolio - Class I                      37,169                 --                 37,169
UIF Equity Growth Portfolio - Class I                               32,867                 (2)                32,865
UIF Technology Portfolio - Class I                                  13,268                 --                 13,268
UIF Value Portfolio - Class I                                        2,734             (2,734)                    --
Van Eck Worldwide Emerging Markets Fund                            510,155                  7                510,162
Van Eck Worldwide Hard Assets Fund                                 364,401                 --                364,401
Vanguard 500 Index Fund                                              8,292                  8                  8,300
Vanguard GNMA Fund                                                  33,095                 --                 33,095
Vanguard Health Care Fund                                           67,834                 (4)                67,830
Vanguard Inflation-Protected Securities Fund                        23,995                 (3)                23,992
Vanguard LifeStrategy Conservative Growth Fund                      34,379                 (5)                34,374
Vanguard LifeStrategy Growth Fund                                   96,576                 (2)                96,574
Vanguard LifeStrategy Income Fund                                  148,456                 (4)               148,452
Vanguard LifeStrategy Moderate Growth Fund                         292,373                 --                292,373
Vanguard Prime Money Market Fund                                     4,992                 (7)                 4,985
Vanguard PRIMECAP Fund                                               3,111                 (7)                 3,104
Vanguard Total Bond Market Index Fund                                9,545                (10)                 9,535
Vanguard Total International Stock Index Fund                      271,666                 --                271,666
Vanguard U.S. Growth Fund                                            4,876                 (1)                 4,875
Vanguard VIF Balanced Portfolio                                  1,848,551                 --              1,848,551
Vanguard VIF Capital Growth Portfolio                               67,212                 (1)                67,211
Vanguard VIF Diversified Value Portfolio                           184,458                 (1)               184,457
Vanguard VIF Equity Income Portfolio                               204,337                (10)               204,327
Vanguard VIF Equity Index Portfolio                                103,272                 (3)               103,269
Vanguard VIF Growth Portfolio                                       14,759                 --                 14,759
Vanguard VIF High Yield Bond Portfolio                              17,085                 (2)                17,083
Vanguard VIF International Portfolio                                78,448                 (2)                78,446
Vanguard VIF Mid-Cap Index Portfolio                                58,641                 (2)                58,639
Vanguard VIF Money Market Portfolio                                  4,434                 (1)                 4,433
Vanguard VIF REIT Index Portfolio                                   77,503                 (6)                77,497
Vanguard VIF Short-Term Investment-Grade Portfolio                  49,223                 (4)                49,219
Vanguard VIF Small Company Growth Portfolio                         47,446                 (1)                47,445
Vanguard VIF Total Bond Market Index Portfolio                     204,512                 (2)               204,510
Vanguard VIF Total Stock Market Index Portfolio                    681,258                 --                681,258
Vanguard Wellington Fund                                             2,951                 --                  2,951
Vanguard Windsor Fund                                                2,999                 (3)                 2,996

                                                                                                    Net assets
                                                             Contract owners   Contract owners   attributable to
                                                                - annuity       - accumulation   contract owner
Sub-accounts                                                     reserves          reserves          reserves
----------------------------------------------------------------------------------------------------------------
Merrill Lynch Core Bond V.I. Fund - Class I                    $       --        $   506,005       $   506,005
Merrill Lynch Developing Capital Markets V.I
   Fund - Class I                                                      --                 --                --
Merrill Lynch Domestic Money Market V.I. Fund - Class I                --            591,597           591,597
Merrill Lynch Global Allocation V.I. Fund - Class I                    --          1,332,502         1,332,502
Merrill Lynch Global Growth V.I. Fund - Class I                        --            807,809           807,809
Merrill Lynch High Current Income V.I. Fund - Class I                  --            894,162           894,162
Merrill Lynch International Value V.I. Fund - Class I                  --          2,166,236         2,166,236
Merrill Lynch Large Cap Core V.I. Fund - Class I                    5,443          1,829,265         1,834,708
Merrill Lynch Large Cap Growth V.I. Fund - Class I                     --            938,811           938,811
Merrill Lynch Utilities and Telecommunications V.I
   Fund - Class I                                                      --            444,087           444,087
Merrill Lynch Value Opportunities V.I. Fund - Class I                  --          2,946,178         2,946,178
UBS U.S. Allocation Portfolio                                       5,553         18,890,495        18,896,048
UIF Core Plus Fixed Income Portfolio - Class I                     37,169                 --            37,169
UIF Equity Growth Portfolio - Class I                              32,865                 --            32,865
UIF Technology Portfolio - Class I                                 13,268                 --            13,268
UIF Value Portfolio - Class I                                          --                 --                --
Van Eck Worldwide Emerging Markets Fund                                --            510,162           510,162
Van Eck Worldwide Hard Assets Fund                                     --            364,401           364,401
Vanguard 500 Index Fund                                             8,300                 --             8,300
Vanguard GNMA Fund                                                 33,095                 --            33,095
Vanguard Health Care Fund                                          67,830                 --            67,830
Vanguard Inflation-Protected Securities Fund                       23,992                 --            23,992
Vanguard LifeStrategy Conservative Growth Fund                     34,374                 --            34,374
Vanguard LifeStrategy Growth Fund                                  96,574                 --            96,574
Vanguard LifeStrategy Income Fund                                 148,452                 --           148,452
Vanguard LifeStrategy Moderate Growth Fund                        292,373                 --           292,373
Vanguard Prime Money Market Fund                                    4,985                 --             4,985
Vanguard PRIMECAP Fund                                              3,104                 --             3,104
Vanguard Total Bond Market Index Fund                               9,535                 --             9,535
Vanguard Total International Stock Index Fund                     271,666                 --           271,666
Vanguard U.S. Growth Fund                                           4,875                 --             4,875
Vanguard VIF Balanced Portfolio                                 1,848,551                 --         1,848,551
Vanguard VIF Capital Growth Portfolio                              67,211                 --            67,211
Vanguard VIF Diversified Value Portfolio                          184,457                 --           184,457
Vanguard VIF Equity Income Portfolio                              204,327                 --           204,327
Vanguard VIF Equity Index Portfolio                               103,269                 --           103,269
Vanguard VIF Growth Portfolio                                      14,759                 --            14,759
Vanguard VIF High Yield Bond Portfolio                             17,083                 --            17,083
Vanguard VIF International Portfolio                               78,446                 --            78,446
Vanguard VIF Mid-Cap Index Portfolio                               58,639                 --            58,639
Vanguard VIF Money Market Portfolio                                 4,433                 --             4,433
Vanguard VIF REIT Index Portfolio                                  77,497                 --            77,497
Vanguard VIF Short-Term Investment-Grade Portfolio                 49,219                 --            49,219
Vanguard VIF Small Company Growth Portfolio                        47,445                 --            47,445
Vanguard VIF Total Bond Market Index Portfolio                    204,510                 --           204,510
Vanguard VIF Total Stock Market Index Portfolio                   681,258                 --           681,258
Vanguard Wellington Fund                                            2,951                 --             2,951
Vanguard Windsor Fund                                               2,996                 --             2,996

                             See accompanying notes.

                                     VA I-3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

                                                                                                                          C+D+E+F
                                                                                                                          Increase
                                                   B                                                           F         (decrease)
                                     A       Mortality and                       D             E          Net Change         in
                                 Dividends   expense risk       A+B=C      Net realized   Capital gain   in unrealized   net assets
                                   from           and            Net       gain (loss)   distributions   appreciation    resulting
                                  mutual    administrative    investment        on        from mutual   (depreciation)      from
Sub-accounts                       funds        charges     income (loss)   investments      funds      of investments   operations
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund - Series I              $       --   $   (20,015)    $   (20,015)  $   (201,761)   $       --    $   275,765    $    53,989
AIM V.I. International Growth
   Fund - Series I                   7,873       (15,124)         (7,251)        28,054            --        211,872        232,675
AllianceBernstein Americas
   Government Income Portfolio
   - Class A                     2,455,996      (662,904)      1,793,092        569,172            --       (971,095)     1,391,169
AllianceBernstein Global Bond
   Portfolio - Class A             983,970      (240,047)        743,923        700,509       344,517       (442,150)     1,346,799
AllianceBernstein Global
   Dollar Government Portfolio
   - Class A                     1,378,257      (275,846)      1,102,411      2,188,407            --     (1,779,552)     1,511,266
AllianceBernstein Growth and
   Income Portfolio - Class A    2,412,935    (3,736,360)     (1,323,425)     1,069,387            --     24,660,881     24,406,843
AllianceBernstein Growth and
   Income Portfolio - Class B    1,473,953    (2,814,002)     (1,340,049)      (435,072)           --     20,221,933     18,446,812
AllianceBernstein Growth
   Portfolio - Class A                  --    (1,459,491)     (1,459,491)   (12,686,458)           --     26,687,883     12,541,934
AllianceBernstein Growth
   Portfolio - Class B                  --      (773,690)       (773,690)    (2,230,910)           --      9,610,052      6,605,452
AllianceBernstein High Yield
   Portfolio - Class A           2,572,578      (557,749)      2,014,829       (739,070)           --      1,129,560      2,405,319
AllianceBernstein
   International Portfolio
   - Class A                       116,379      (599,270)       (482,891)     1,799,349            --      5,127,390      6,443,848
AllianceBernstein
   International Value
   Portfolio - Class A             138,516      (377,942)       (239,426)     1,078,738        57,253      5,327,513      6,224,078
AllianceBernstein Money Market
   Portfolio - Class A             222,427      (459,214)       (236,787)            --            --             --       (236,787)
AllianceBernstein Money Market
   Portfolio - Class B             106,534      (377,017)       (270,483)            --            --             --       (270,483)
AllianceBernstein Premier
   Growth Portfolio - Class A           --    (2,417,334)     (2,417,334)   (24,050,471)           --     37,215,176     10,747,371
AllianceBernstein Premier
   Growth Portfolio - Class B           --    (1,108,814)     (1,108,814)    (5,500,776)           --     11,503,420      4,893,830
AllianceBernstein Real Estate
   Investment Portfolio -
   Class A                         952,764      (595,539)        357,225      3,532,343            --      8,955,529     12,845,097
AllianceBernstein Small Cap
   Growth Portfolio - Class A           --      (677,608)       (677,608)      (499,251)           --      6,812,961      5,636,102
AllianceBernstein Small Cap
   Value Portfolio - Class A       103,024      (789,579)       (686,555)     2,414,764     1,324,596      6,318,898      9,371,703
AllianceBernstein Technology
   Portfolio - Class A                  --    (1,068,381)     (1,068,381)   (22,276,039)           --     25,558,161      2,213,741
AllianceBernstein Technology
   Portfolio - Class B                  --      (418,334)       (418,334)    (5,133,234)           --      6,404,119        852,551
AllianceBernstein Total Return
   Portfolio - Class A           3,781,222    (2,414,157)      1,367,065        401,487            --     10,788,956     12,557,508
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class A                       2,749,830    (1,380,926)      1,368,904      1,292,229     2,765,192     (3,225,980)     2,200,345
AllianceBernstein U.S.
   Government/High Grade
   Securities Portfolio -
   Class B                          89,596       (47,885)         41,711         38,993        95,996       (109,505)        67,195
AllianceBernstein U.S. Large
   Cap Blended Style Portfolio
   - Class B                         1,404       (26,807)        (25,403)        84,643            --        134,137        193,377
AllianceBernstein Utility
   Income Portfolio - Class A      817,818      (535,345)        282,473     (2,037,418)           --      9,713,629      7,958,684
AllianceBernstein Value
   Portfolio - Class B             624,571    (1,005,022)       (380,451)     1,121,672            --      7,492,132      8,233,353
AllianceBernstein Worldwide
   Privatization Portfolio -
   Class A                          69,051      (416,911)       (347,860)       313,693            --      6,455,393      6,421,226
Delaware VIP Balanced Series -
   Standard class                   24,421       (13,655)         10,766        (63,701)           --         92,818         39,883
Delaware VIP Capital Reserves
   Series - Standard class          10,904        (3,081)          7,823            383            --         (2,233)         5,973
Delaware VIP Cash Reserves
   Series - Standard class           4,441        (6,324)         (1,883)            --            --             --         (1,883)
Delaware VIP Growth
   Opportunities Series -
   Standard class                       --       (14,127)        (14,127)       (32,346)           --        170,358        123,885
Delaware VIP High Yield Series
   - Standard class                 39,672        (6,910)         32,762        (84,176)           --        108,568         57,154
Delaware VIP Value Series -
   Standard class                   76,946       (57,084)         19,862         (2,528)           --        547,156        564,490
Dreyfus Stock Index Fund, Inc.
   - Initial shares                152,516      (123,367)         29,149       (327,465)           --      1,010,749        712,433
Dreyfus VIF Small Company
   Stock Portfolio -
   Initial shares                       --       (25,417)        (25,417)       111,018       122,358         83,295        291,254
Fidelity VIP Asset Manager
   Portfolio - Initial Class       223,638      (107,110)        116,528       (302,060)           --        460,927        275,395
Fidelity VIP Contrafund
   Portfolio - Initial Class        12,209       (48,963)        (36,754)       (19,477)           --        510,536        454,305
Fidelity VIP Growth Portfolio
   - Initial Class                  19,383       (93,787)        (74,404)      (742,349)           --        907,272         90,519
Fidelity VIP High Income
   Portfolio - Initial Class       149,980       (23,502)        126,478         56,683            --        (63,178)       119,983
Fidelity VIP Investment Grade
   Bond Portfolio - Initial
   Class                           169,450       (51,907)        117,543         26,875       121,885       (160,330)       105,973
Fidelity VIP Money Market
   Portfolio - Initial Class        43,015       (51,250)         (8,235)            --            --             --         (8,235)
Fidelity VIP Overseas
   Portfolio - Initial Class         3,929        (4,326)           (397)       (36,070)           --         70,350         33,883
Mercury HW International VIP
   Portfolio                            --            --              --             --            --             --             --
Merrill Lynch American
   Balanced V.I. Fund -
   Class I                              --            --              --             --            --             --             --

                             See accompanying notes.

                                     VA I-4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2004

                                                                                                                           C+D+E+F
                                                                                                                           Increase
                                                    B                                                           F         (decrease)
                                      A       Mortality and                       D             E          Net Change         in
                                  Dividends   expense risk       A+B=C      Net realized   Capital gain   in unrealized   net assets
                                    from           and            Net       gain (loss)   distributions   appreciation    resulting
                                   mutual    administrative    investment        on        from mutual   (depreciation)      from
Sub-accounts                        funds        charges     income (loss)   investments      funds      of investments   operations
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I
   Fund - Class I                 $ 89,202     $(114,494)      $(25,292)    $    74,216      $ 12,512      $  676,471    $  737,907
Merrill Lynch Core Bond V.I
   Fund - Class I                   18,507        (7,202)        11,305             941            --           2,347        14,593
Merrill Lynch Developing
   Capital Markets V.I. Fund -
   Class I                              --            --             --              --            --              --            --
Merrill Lynch Domestic Money
   Market V.I. Fund - Class I        5,026        (7,689)        (2,663)             --            --              --        (2,663)
Merrill Lynch Global Allocation
   V.I. Fund - Class I              38,653       (16,559)        22,094         (12,048)           --         138,273       148,319
Merrill Lynch Global Growth
   V.I. Fund - Class I              11,957       (10,684)         1,273         (70,333)           --         168,448        99,388
Merrill Lynch High Current
   Income V.I. Fund - Class I       65,026       (11,805)        53,221         (19,876)           --          48,750        82,095
Merrill Lynch International
   Value V.I. Fund - Class I        48,383       (27,253)        21,130          28,985            --         326,098       376,213
Merrill Lynch Large Cap Core
   V.I. Fund - Class I              14,756       (23,730)        (8,974)        (56,763)           --         313,863       248,126
Merrill Lynch Large Cap Growth
   V.I. Fund - Class I               2,120       (12,407)       (10,287)          5,009            --          61,685        56,407
Merrill Lynch Utilities and
   Telecommunications V.I. Fund
   - Class I                        10,481        (5,769)         4,712         (58,097)           --         141,659        88,274
Merrill Lynch Value
   Opportunities V.I. Fund -
   Class I                              --       (38,902)       (38,902)         42,683       326,962          18,629       349,372
UBS U.S. Allocation Portfolio      186,727      (271,417)       (84,690)     (1,116,491)           --       2,800,309     1,599,128
UIF Core Plus Fixed Income
   Portfolio - Class I               1,418          (282)         1,136              16            85              89         1,326
UIF Equity Growth Portfolio -
   Class I                              54          (238)          (184)            (92)           --           2,412         2,136
UIF Technology Portfolio -
   Class I                              --           (98)           (98)           (245)           --             (60)         (403)
UIF Value Portfolio - Class I           24           (18)             6               6            77             308           397
Van Eck Worldwide Emerging
   Markets Fund                      3,386        (7,803)        (4,417)        108,697            --          14,208       118,488
Van Eck Worldwide Hard Assets
   Fund                                430        (2,201)        (1,771)         33,067            --           8,268        39,564
Vanguard 500 Index Fund                147           (60)            87              26            --             644           757
Vanguard GNMA Fund                     448           (51)           397              34            --              55           486
Vanguard Health Care Fund              578          (189)           389             (58)        1,742           1,686         3,759
Vanguard Inflation-Protected
   Securities Fund                     831           (87)           744              22           123             509         1,398
Vanguard LifeStrategy
   Conservative Growth Fund            970          (253)           717             218            --           1,413         2,348
Vanguard LifeStrategy Growth
   Fund                              1,744          (416)         1,328             383            --           8,370        10,081
Vanguard LifeStrategy Income
   Fund                              4,339          (604)         3,735             103            --           2,462         6,300
Vanguard LifeStrategy Moderate
   Growth Fund                       7,180        (1,302)         5,878             676            --          19,374        25,928
Vanguard Prime Money Market
   Fund                                 57           (39)            18              --            --              --            18
Vanguard PRIMECAP Fund                  22           (22)            --              33            --             441           474
Vanguard Total Bond Market
   Index Fund                          217           (37)           180              (8)           10             (13)          169
Vanguard Total International
   Stock Index Fund                  5,390          (517)         4,873             756            --          39,227        44,856
Vanguard U.S. Growth Fund               14           (36)           (22)            (10)           --             317           285
Vanguard VIF Balanced Portfolio     15,825        (4,204)        11,621           4,637            --          92,308       108,566
Vanguard VIF Capital Growth
   Portfolio                            --          (112)          (112)             48            --           6,022         5,958
Vanguard VIF Diversified Value
   Portfolio                           373          (381)            (8)          2,684            --          20,091        22,767
Vanguard VIF Equity Income
   Portfolio                           114          (253)          (139)           (330)          576          10,762        10,869
Vanguard VIF Equity Index
   Portfolio                           455          (377)            78          (1,530)          897           8,347         7,792
Vanguard VIF Growth Portfolio           11           (60)           (49)           (627)           --           1,171           495
Vanguard VIF High Yield Bond
   Portfolio                           180           (43)           137             (26)           --             834           945
Vanguard VIF International
   Portfolio                           868          (336)           532           1,673            --           8,324        10,529
Vanguard VIF Mid-Cap Index
   Portfolio                           360          (229)           131             950            --           7,458         8,539
Vanguard VIF Money Market
   Portfolio                         1,991          (716)         1,275              --            --              --         1,275
Vanguard VIF REIT Index
   Portfolio                         1,059          (335)           724            (339)          702          12,902        13,989
Vanguard VIF Short-Term
   Investment-Grade Portfolio        1,256          (312)           944            (623)           --             710         1,031
Vanguard VIF Small Company
   Growth Portfolio                     19          (164)          (145)            505            --           5,868         6,228
Vanguard VIF Total Bond Market
   Index Portfolio                   8,433          (762)         7,671          (2,853)          277          (2,815)        2,280
Vanguard VIF Total Stock Market
   Index Portfolio                      75        (1,310)        (1,235)          2,335            75          75,829        77,004
Vanguard Wellington Fund                84           (22)            62              13            85             121           281
Vanguard Windsor Fund                   43           (21)            22              21            14             280           337

                             See accompanying notes.

                                     VA I-5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Sub-accounts
                                                          -------------------------------------------------------------------------
                                                                                              AllianceBernstein
                                                                                AIM V.I.          Americas        AllianceBernstein
                                                          AIM V.I. Capital   International       Government          Global Bond
                                                            Appreciation     Growth Fund -   Income Portfolio -       Portfolio -
                                                            Fund Series I       Series I           Class A             Class A
                                                          ----------------   -------------   ------------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $  (20,015)       $   (7,251)      $  1,793,092         $   743,923
   Net realized gain (loss) on investments                     (201,761)           28,054            569,172             700,509
   Capital gain distributions from mutual funds                      --                --                 --             344,517
   Net change in unrealized appreciation (depreciation)
      of investments                                            275,765           211,872           (971,095)           (442,150)
                                                             ----------        ----------       ------------         -----------
Increase (decrease) in net assets resulting from
   operations                                                    53,989           232,675          1,391,169           1,346,799
                                                             ----------        ----------       ------------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     6,440             2,920            272,181              75,392
   Administrative charges                                        (1,272)             (679)           (94,478)            (30,978)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                              (136,695)          313,791         (7,046,004)            544,671
   Contract withdrawals                                        (200,747)         (207,842)        (5,151,898)         (2,698,015)
   Surrender charges                                             (4,019)           (2,453)           (84,268)            (41,420)
   Death benefits                                                (6,624)          (19,982)          (698,437)           (300,969)
   Annuity payments                                              (1,120)               --            (14,360)             (6,134)
                                                             ----------        ----------       ------------         -----------
Increase (decrease) in net assets resulting from
   principal transactions                                      (344,037)           85,755        (12,817,264)         (2,457,453)
                                                             ----------        ----------       ------------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (290,048)          318,430        (11,426,095)         (1,110,654)

NET ASSETS:
   Beginning of year                                          1,620,090         1,064,353         54,076,865          18,516,401
                                                             ----------        ----------       ------------         -----------
   End of year                                               $1,330,042        $1,382,783       $ 42,650,770         $17,405,747
                                                             ==========        ==========       ============         ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                              $  (20,788)       $   (7,842)      $  2,015,757         $   861,720
   Net realized gain (loss) on investments                     (187,994)         (109,731)           936,750             883,231
   Capital gain distributions from mutual funds                      --                --                 --                  --
   Net change in unrealized appreciation (depreciation)
      of investments                                            572,451           328,113            666,179             302,516
                                                             ----------        ----------       ------------         -----------
Increase (decrease) in net assets resulting from
   operations                                                   363,669           210,540          3,618,686           2,047,467
                                                             ----------        ----------       ------------         -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    20,776             2,609          1,169,430             105,582
   Administrative charges                                        (1,357)             (614)          (127,193)            (31,927)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                               (27,320)         (185,984)        (8,046,660)          1,974,720
   Contract withdrawals                                        (127,891)         (139,297)        (6,971,445)         (2,414,291)
   Surrender charges                                             (3,252)           (5,044)          (132,101)            (42,115)
   Death benefits                                               (12,958)               --         (1,440,018)           (326,318)
   Annuity payments                                              (1,035)               --            (14,366)             (6,005)
                                                             ----------        ----------       ------------         -----------
Increase (decrease) in net assets resulting from
   principal transactions                                      (153,037)         (328,330)       (15,562,353)           (740,354)
                                                             ----------        ----------       ------------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         210,632          (117,790)       (11,943,667)          1,307,113

NET ASSETS:
   Beginning of year                                          1,409,458         1,182,143         66,020,532          17,209,288
                                                             ----------        ----------       ------------         -----------
   End of year                                               $1,620,090        $1,064,353       $ 54,076,865         $18,516,401
                                                             ==========        ==========       ============         ===========

                             See accompanying notes.

                                     VA I-6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Sub-accounts
                                                       -----------------------------------------------------------------------------
                                                       AllianceBernstein
                                                         Global Dollar    AllianceBernstein   AllianceBernstein
                                                           Government         Growth and          Growth and       AllianceBernstein
                                                          Portfolio -     Income Portfolio -  Income Portfolio -  Growth Portfolio -
                                                            Class A             Class A             Class B             Class A
                                                       -----------------  ------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $  1,102,411       $  (1,323,425)      $  (1,340,049)      $  (1,459,491)
   Net realized gain (loss) on investments                  2,188,407           1,069,387            (435,072)        (12,686,458)
   Capital gain distributions from mutual funds                    --                  --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                        (1,779,552)         24,660,881          20,221,933          26,687,883
                                                         ------------       -------------       -------------       -------------
Increase (decrease) in net assets resulting from
   operations                                               1,511,266          24,406,843          18,446,812          12,541,934
                                                         ------------       -------------       -------------       -------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  72,626             452,774           1,585,139             219,907
   Administrative charges                                     (33,072)           (318,428)           (532,663)           (127,502)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                       (30,330)          1,319,344           5,229,828             502,183
   Contract withdrawals                                    (3,562,351)        (44,188,513)        (14,436,962)        (16,856,708)
   Surrender charges                                          (67,828)           (435,588)           (323,344)           (148,896)
   Death benefits                                            (485,680)         (6,224,582)         (3,343,908)         (2,035,448)
   Annuity payments                                            (2,168)           (241,888)             (4,670)           (157,736)
                                                         ------------       -------------       -------------       -------------
Increase (decrease) in net assets resulting from
   principal transactions                                  (4,108,803)        (49,636,881)        (11,826,580)        (18,604,200)
                                                         ------------       -------------       -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (2,597,537)        (25,230,038)          6,620,232          (6,062,266)

NET ASSETS:
   Beginning of year                                       22,634,106         284,760,024         200,218,385         109,055,790
                                                         ------------       -------------       -------------       -------------
   End of year                                           $ 20,036,569       $ 259,529,986       $ 206,838,617       $ 102,993,524
                                                         ============       =============       =============       =============

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                          $    901,320       $    (871,166)      $    (955,526)      $  (1,391,994)
   Net realized gain (loss) on investments                  1,797,122          (9,472,868)         (5,364,883)        (19,637,314)
   Capital gain distributions from mutual funds                    --                  --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                         3,374,816          79,653,445          53,277,960          49,317,596
                                                         ------------       -------------       -------------       -------------
Increase (decrease) in net assets resulting from
   operations                                               6,073,258          69,309,411          46,957,551          28,288,288
                                                         ------------       -------------       -------------       -------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                 136,972             636,578           1,344,178             230,901
   Administrative charges                                     (37,688)           (296,368)           (464,926)           (119,754)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                       190,382           3,769,542           6,779,269             795,338
   Contract withdrawals                                    (2,478,728)        (30,080,241)        (10,013,686)        (12,466,165)
   Surrender charges                                          (39,625)           (321,819)           (254,890)           (117,891)
   Death benefits                                          (1,262,687)         (4,753,347)         (2,934,113)         (1,823,264)
   Annuity payments                                            (1,902)           (163,049)             (2,580)            (46,999)
                                                         ------------       -------------       -------------       -------------
Increase (decrease) in net assets resulting from
   principal transactions                                  (3,493,276)        (31,208,704)         (5,546,748)        (13,547,834)
                                                         ------------       -------------       -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     2,579,982          38,100,707          41,410,803          14,740,454

NET ASSETS:
   Beginning of year                                       20,054,124         246,659,317         158,807,582          94,315,336
                                                         ------------       -------------       -------------       -------------
   End of year                                           $ 22,634,106       $ 284,760,024       $ 200,218,385       $ 109,055,790
                                                         ============       =============       =============       =============

                             See accompanying notes.

                                     VA I-7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Sub-accounts
                                                         ---------------------------------------------------------------------------
                                                                             AllianceBernstein  AllianceBernstein  AllianceBernstein
                                                         AllianceBernstein      High Yield        International      International
                                                         Growth Portfolio -     Portfolio -        Portfolio -     Value Portfolio -
                                                              Class B             Class A            Class A            Class A
                                                         ------------------  -----------------  -----------------  -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                             $  (773,690)        $ 2,014,829        $  (482,891)       $  (239,426)
   Net realized gain (loss) on investments                   (2,230,910)           (739,070)         1,799,349          1,078,738
   Capital gain distributions from mutual funds                      --                  --                 --             57,253
   Net change in unrealized appreciation (depreciation)
      of investments                                          9,610,052           1,129,560          5,127,390          5,327,513
                                                            -----------         -----------        -----------        -----------
Increase (decrease) in net assets resulting from
   operations                                                 6,605,452           2,405,319          6,443,848          6,224,078
                                                            -----------         -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   284,756             112,582            260,091            198,053
   Administrative charges                                      (151,823)            (76,638)           (78,060)           (63,460)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                               197,937          (1,815,964)         3,272,101          8,983,027
   Contract withdrawals                                      (4,225,008)         (4,292,231)        (4,955,551)        (2,157,876)
   Surrender charges                                           (125,696)            (68,756)           (56,228)           (42,867)
   Death benefits                                            (1,087,147)           (671,426)          (801,794)          (587,909)
   Annuity payments                                                  --              (2,722)            (4,960)                --
                                                            -----------         -----------        -----------        -----------
Increase (decrease) in net assets resulting from
   principal transactions                                    (5,106,981)         (6,815,155)        (2,364,401)         6,328,968
                                                            -----------         -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       1,498,471          (4,409,836)         4,079,447         12,553,046

NET ASSETS:
   Beginning of year                                         54,902,532          43,409,589         42,474,186         22,124,614
                                                            -----------         -----------        -----------        -----------
   End of year                                              $56,401,003         $38,999,753        $46,553,633        $34,677,660
                                                            ===========         ===========        ===========        ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                             $  (667,761)        $ 1,699,196        $  (467,988)       $  (175,868)
   Net realized gain (loss) on investments                   (4,129,012)         (1,287,403)          (377,335)           (93,948)
   Capital gain distributions from mutual funds                      --                  --                 --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                         18,307,166           6,865,243         10,775,899          6,548,716
                                                            -----------         -----------        -----------        -----------
Increase (decrease) in net assets resulting from
   operations                                                13,510,393           7,277,036          9,930,576          6,278,900
                                                            -----------         -----------        -----------        -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   313,449             298,320            109,159            164,058
   Administrative charges                                      (130,633)            (73,960)           (64,004)           (42,463)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                             3,081,999           9,444,676            404,254          3,510,619
   Contract withdrawals                                      (3,109,167)         (3,769,141)        (4,142,230)          (953,451)
   Surrender charges                                           (100,145)            (63,569)           (59,800)           (21,168)
   Death benefits                                              (851,392)         (1,869,794)          (929,266)          (316,757)
   Annuity payments                                                  --             (21,796)            (5,820)                --
                                                            -----------         -----------        -----------        -----------
Increase (decrease) in net assets resulting from
   principal transactions                                      (795,889)          3,944,736         (4,687,707)         2,340,838
                                                            -----------         -----------        -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      12,714,504          11,221,772          5,242,869          8,619,738

NET ASSETS:
   Beginning of year                                         42,188,028          32,187,817         37,231,317         13,504,876
                                                            -----------         -----------        -----------        -----------
   End of year                                              $54,902,532         $43,409,589        $42,474,186        $22,124,614
                                                            ===========         ===========        ===========        ===========

                             See accompanying notes.

                                     VA I-8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Sub-accounts
                                                  ----------------------------------------------------------------------------------
                                                   AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                      Money Market         Money Market       Premier Growth        Premier Growth
                                                  Portfolio - Class A  Portfolio - Class B  Portfolio - Class A  Portfolio - Class B
                                                  -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (236,787)        $   (270,483)        $ (2,417,334)        $ (1,108,814)
   Net realized gain (loss) on investments                     --                   --          (24,050,471)          (5,500,776)
   Capital gain distributions from mutual funds                --                   --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                            --                   --           37,215,176           11,503,420
                                                     ------------         ------------         ------------         ------------
Increase (decrease) in net assets resulting
   from operations                                       (236,787)            (270,483)          10,747,371            4,893,830
                                                     ------------         ------------         ------------         ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             117,249              492,532              366,739              723,610
   Administrative charges                                 (36,661)             (58,684)            (243,296)            (232,056)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                  (351,222)          (3,525,241)         (16,086,925)          (6,356,405)
   Contract withdrawals                               (10,310,503)         (13,005,447)         (20,853,292)          (5,337,018)
   Surrender charges                                     (112,194)            (382,278)            (273,056)            (144,879)
   Death benefits                                      (1,595,261)          (1,480,091)          (3,238,124)          (1,116,971)
   Annuity payments                                       359,972                   --             (231,118)                (407)
                                                     ------------         ------------         ------------         ------------
Increase (decrease) in net assets resulting from
   principal transactions                             (11,928,620)         (17,959,209)         (40,559,072)         (12,464,126)
                                                     ------------         ------------         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (12,165,407)         (18,229,692)         (29,811,701)          (7,570,296)

NET ASSETS:
   Beginning of year                                   36,075,030           34,033,974          193,633,724           85,037,851
                                                     ------------         ------------         ------------         ------------
   End of year                                       $ 23,909,623         $ 15,804,282         $163,822,023         $ 77,467,555
                                                     ============         ============         ============         ============
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                      $   (442,821)        $   (473,877)        $ (2,632,446)        $ (1,116,774)
   Net realized gain (loss) on investments                     --                   --          (31,218,395)          (7,387,696)
   Capital gain distributions from mutual funds                --                   --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                            --                   --           70,680,852           24,006,110
                                                     ------------         ------------         ------------         ------------
Increase (decrease) in net assets resulting
   from operations                                       (442,821)            (473,877)          36,830,011           15,501,640
                                                     ------------         ------------         ------------         ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              67,676            1,698,584              838,136              738,242
   Administrative charges                                 (54,122)             (85,697)            (259,473)            (230,827)
   Net transfers from (to) other Sub-accounts
      or fixed rate option                             (6,477,289)            (440,449)         (11,720,995)             231,154
   Contract withdrawals                               (23,186,996)         (11,563,924)         (19,110,383)          (5,112,103)
   Surrender charges                                     (295,336)            (269,024)            (303,172)            (164,984)
   Death benefits                                        (335,692)            (552,447)          (3,871,347)          (1,534,010)
Annuity payments                                          (18,016)                  --             (134,835)                  --
                                                     ------------         ------------         ------------         ------------
Increase (decrease) in net assets resulting from
   principal transactions                             (30,299,775)         (11,212,957)         (34,562,069)          (6,072,528)
                                                     ------------         ------------         ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (30,742,596)         (11,686,834)           2,267,942            9,429,112

NET ASSETS:
   Beginning of year                                   66,817,626           45,720,808          191,365,782           75,608,739
                                                     ------------         ------------         ------------         ------------
   End of year                                       $ 36,075,030         $ 34,033,974         $193,633,724         $ 85,037,851
                                                     ============         ============         ============         ============

                             See accompanying notes.

                                     VA I-9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Sub-accounts
                                                  ----------------------------------------------------------------------------------
                                                   AllianceBernstein
                                                      Real Estate       AllianceBernstein    AllianceBernstein    AllianceBernstein
                                                       Investment        Small Cap Growth     Small Cap Value        Technology
                                                  Portfolio - Class A  Portfolio - Class A  Portfolio - Class A  Portfolio - Class A
                                                  -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   357,225          $  (677,608)         $  (686,555)        $ (1,068,381)
   Net realized gain (loss) on investments              3,532,343             (499,251)           2,414,764          (22,276,039)
   Capital gain distributions from mutual funds                --                   --            1,324,596                   --
   Net change in unrealized appreciation
      (depreciation) of investments                     8,955,529            6,812,961            6,318,898           25,558,161
                                                      -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from operations                                     12,845,097            5,636,102            9,371,703            2,213,741
                                                      -----------          -----------          -----------         ------------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             324,821              199,860              316,029              189,865
   Administrative charges                                 (86,725)             (94,295)            (135,626)            (114,756)
   Net transfers from (to) other Sub-accounts
      or fixed rate option                              4,989,203              455,907            2,200,163           (5,465,494)
   Contract withdrawals                                (5,368,888)          (6,444,192)          (3,882,536)          (8,875,340)
   Surrender charges                                      (85,477)             (72,347)             (86,512)            (109,054)
   Death benefits                                        (882,449)            (589,313)          (1,040,358)            (871,382)
   Annuity payments                                       (13,676)             (19,231)                  --             (136,203)
                                                      -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from principal transactions                         (1,123,191)          (6,563,611)          (2,628,840)         (15,382,364)
                                                      -----------          -----------          -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                11,721,906             (927,509)           6,742,863          (13,168,623)

NET ASSETS:
   Beginning of year                                   39,985,111           50,089,109           55,289,464           86,348,730
                                                      -----------          -----------          -----------         ------------
   End of year                                        $51,707,017          $49,161,600          $62,032,327         $ 73,180,107
                                                      ===========          ===========          ===========         ============
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $   408,161          $  (566,971)         $  (350,845) +      $ (1,093,702)
   Net realized gain (loss) on investments              1,057,718           (3,346,893)             265,791          (28,771,813)
   Capital gain distributions from mutual funds                --                   --              583,498  +                --
   Net change in unrealized appreciation
      (depreciation) of investments                     9,441,843           19,701,025           14,174,752           57,043,744
                                                      -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from operations                                     10,907,722           15,787,161           14,673,196           27,178,229
                                                      -----------          -----------          -----------         ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             204,094              242,966              478,891              259,127
   Administrative charges                                 (68,738)             (75,910)            (105,639)            (116,029)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                 2,060,971            3,801,667            6,402,097           (3,902,804)
   Contract withdrawals                                (3,207,558)          (4,588,865)          (2,803,766)          (8,320,764)
   Surrender charges                                      (71,269)             (66,820)             (74,527)            (131,871)
   Death benefits                                        (430,079)            (675,173)            (684,962)          (1,230,744)
   Annuity payments                                       (17,797)             (16,823)                  --              (38,613)
                                                      -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
  from principal transactions                          (1,530,376)          (1,378,958)           3,212,094          (13,481,698)
                                                      -----------          -----------          -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 9,377,346           14,408,203           17,885,290           13,696,531

NET ASSETS:
   Beginning of year                                   30,607,765           35,680,906           37,404,174           72,652,199
                                                      -----------          -----------          -----------         ------------
   End of year                                        $39,985,111          $50,089,109          $55,289,464         $ 86,348,730
                                                      ===========          ===========          ===========         ============

                             See accompanying notes.

                                     VA I-10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                   Sub-accounts
                                                  ----------------------------------------------------------------------------------
                                                                                             AllianceBernstein    AllianceBernstein
                                                                                                    U.S.                 U.S.
                                                   AllianceBernstein    AllianceBernstein     Government/High      Government/High
                                                       Technology          Total Return       Grade Securities     Grade Securities
                                                  Portfolio - Class B  Portfolio - Class A  Portfolio - Class A  Portfolio - Class B
                                                  -------------------  -------------------  -------------------  -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $  (418,334)        $  1,367,065         $  1,368,904          $   41,711
   Net realized gain (loss) on investments             (5,133,234)             401,487            1,292,229              38,993
   Capital gain distributions from mutual funds                --                   --            2,765,192              95,996
   Net change in unrealized appreciation
      (depreciation) of investments                     6,404,119           10,788,956           (3,225,980)           (109,505)
                                                      -----------         ------------         ------------          ----------
Increase (decrease) in net assets resulting
   from operations                                        852,551           12,557,508            2,200,345              67,195
                                                      -----------         ------------         ------------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             143,993            1,683,856              484,023                  --
   Administrative charges                                 (87,774)            (327,005)            (184,245)             (4,705)
   Net transfers from (to) other Sub-accounts
      or fixed rate option                             (2,932,031)           6,554,227          (10,998,619)           (474,083)
   Contract withdrawals                                (2,639,093)         (17,387,083)         (12,580,913)           (167,293)
   Surrender charges                                     (111,586)            (229,925)            (198,096)             (4,581)
   Death benefits                                        (624,238)          (4,274,974)          (2,948,611)            (24,113)
   Annuity payments                                            --              (31,006)             (39,770)                 --
                                                      -----------         ------------         ------------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                              (6,250,729)         (14,011,910)         (26,466,231)           (674,775)
                                                      -----------         ------------         ------------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (5,398,178)          (1,454,402)         (24,265,886)           (607,580)

NET ASSETS:
   Beginning of year                                   33,612,136          176,759,342          113,882,703           3,807,463
                                                      -----------         ------------         ------------          ----------
   End of year                                        $28,213,958         $175,304,940         $ 89,616,817          $3,199,883
                                                      ===========         ============         ============          ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $  (402,818)        $  1,938,727         $  2,293,891 +        $   62,190 +
   Net realized gain (loss) on investments             (5,429,867)          (2,091,310)           3,169,852             141,143
   Capital gain distributions from mutual funds                --                   --            1,111,863 +            33,995 +
   Net change in unrealized appreciation
      (depreciation) of investments                    15,836,816           26,269,307           (3,505,133)           (141,886)
                                                      -----------         ------------         ------------          ----------
Increase (decrease) in net assets resulting from
   operations                                          10,004,131           26,116,724            3,070,473              95,442
                                                      -----------         ------------         ------------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             216,214            1,050,617              768,854                  --
   Administrative charges                                 (84,707)            (302,335)            (240,308)             (6,174)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                 1,096,723           15,553,261          (14,438,674)            (98,021)
   Contract withdrawals                                (1,547,240)         (14,796,449)         (14,737,272)           (204,084)
   Surrender charges                                      (54,842)            (181,508)            (254,217)             (4,517)
   Death benefits                                        (323,545)          (3,049,496)          (4,366,559)            (84,053)
   Annuity payments                                            --              (28,137)             (47,894)                 --
                                                      -----------         ------------         ------------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                                (697,397)          (1,754,047)         (33,316,070)           (396,849)
                                                      -----------         ------------         ------------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 9,306,734           24,362,677          (30,245,597)           (301,407)

NET ASSETS:
   Beginning of year                                   24,305,402          152,396,665          144,128,300           4,108,870
                                                      -----------         ------------         ------------          ----------
   End of year                                        $33,612,136         $176,759,342         $113,882,703          $3,807,463
                                                      ===========         ============         ============          ==========

                             See accompanying notes.

                                     VA I-11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                       Sub-accounts
                                                 -----------------------------------------------------------------------------------
                                                  AllianceBernstein                                               AllianceBernstein
                                                    U.S. Large Cap      AllianceBernstein    AllianceBernstein        Worldwide
                                                    Blended Style         Utility Income     Value Portfolio -      Privatization
                                                 Portfolio - Class B   Portfolio - Class A        Class B        Portfolio - Class A
                                                 -------------------   -------------------   -----------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (25,403)           $   282,473          $  (380,451)         $  (347,860)
   Net realized gain (loss) on investments               84,643             (2,037,418)           1,121,672              313,693
   Capital gain distributions from mutual
      funds                                                  --                     --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                     134,137              9,713,629            7,492,132            6,455,393
                                                     ----------            -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from operations                                      193,377              7,958,684            8,233,353            6,421,226
                                                     ----------            -----------          -----------          -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               240                258,358              462,256               67,830
   Administrative charges                                (3,043)               (79,228)            (180,697)             (52,365)
   Net transfers from (to) other Sub-accounts
      or fixed rate option                            1,246,522              1,416,678            7,809,288            3,840,810
   Contract withdrawals                                (199,530)            (3,964,991)          (4,479,183)          (3,700,800)
   Surrender charges                                     (1,898)               (60,854)             (98,472)             (37,768)
   Death benefits                                       (14,849)            (1,086,198)          (1,262,041)            (421,358)
   Annuity payments                                          --                 (1,015)                  --              (38,439)
                                                     ----------            -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                        1,027,442             (3,517,250)           2,251,151             (342,090)
                                                     ----------            -----------          -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,220,819              4,441,434           10,484,504            6,079,136

NET ASSETS:
   Beginning of year                                  1,193,355             37,934,100           68,759,571           29,812,263
                                                     ----------            -----------          -----------          -----------
   End of year                                       $2,414,174            $42,375,534          $79,244,075          $35,891,399
                                                     ==========            ===========          ===========          ===========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                      $   (4,471)           $   634,791          $  (368,398)         $   (66,057)
   Net realized gain (loss) on investments                  924             (3,786,329)            (308,391)          (1,723,956)
   Capital gain distributions from mutual
      funds                                                  --                     --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                      65,356              9,162,954           14,673,108           10,489,670
                                                     ----------            -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from operations                                       61,809              6,011,416           13,996,319            8,699,657
                                                     ----------            -----------          -----------          -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                            35,500                288,965              658,039              105,541
   Administrative charges                                  (669)               (71,129)            (143,694)             (39,140)
   Net transfers from (to) other Sub-accounts
      or fixed rate option                            1,105,450               (290,562)           9,394,913            1,143,366
   Contract withdrawals                                  (8,397)            (3,897,912)          (3,547,913)          (3,102,392)
   Surrender charges                                       (338)               (74,825)             (90,971)             (35,602)
   Death benefits                                            --               (623,645)            (949,028)            (390,772)
   Annuity payments                                          --                   (878)                  --              (23,543)
                                                     ----------            -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                        1,131,546             (4,669,986)           5,321,346           (2,342,542)
                                                     ----------            -----------          -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               1,193,355              1,341,430           19,317,665            6,357,115

NET ASSETS:
   Beginning of year                                         --             36,592,670           49,441,906           23,455,148
                                                     ----------            -----------          -----------          -----------
   End of year                                       $1,193,355            $37,934,100          $68,759,571          $29,812,263
                                                     ==========            ===========          ===========          ===========

                             See accompanying notes.

                                     VA I-12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Sub-accounts
                                                       -----------------------------------------------------------------------------
                                                                                                                     Delaware VIP
                                                                             Delaware VIP        Delaware VIP           Growth
                                                          Delaware VIP     Capital Reserves      Cash Reserves       Opportunities
                                                       Balanced Series -   Series - Standard   Series - Standard   Series - Standard
                                                         Standard class          class               class               class
                                                       -----------------   -----------------   -----------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $   10,766           $  7,823           $   (1,883)         $  (14,127)
   Net realized gain (loss) on investments                    (63,701)               383                   --             (32,346)
   Capital gain distributions from mutual funds                    --                 --                   --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                            92,818             (2,233)                  --             170,358
                                                           ----------           --------           ----------          ----------
Increase (decrease) in net assets resulting from
   operations                                                  39,883              5,973               (1,883)            123,885
                                                           ----------           --------           ----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --                 --                   --                  --
   Administrative charges                                        (657)              (131)                (243)               (305)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                      (153,449)              (262)             131,030              40,521
   Contract withdrawals                                      (131,371)            (9,833)            (149,695)            (34,731)
   Surrender charges                                               --                 --                   --                  --
   Death benefits                                                  --                 --                   --                  --
   Annuity payments                                                --                 --                   --                  --
                                                           ----------           --------           ----------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    (285,477)           (10,226)             (18,908)              5,485
                                                           ----------           --------           ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (245,594)            (4,253)             (20,791)            129,370
NET ASSETS:
   Beginning of year                                        1,187,593            246,411              491,028           1,125,705
                                                           ----------           --------           ----------          ----------
   End of year                                             $  941,999           $242,158           $  470,237          $1,255,075
                                                           ==========           ========           ==========          ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $   24,195           $  7,797           $   (3,972)         $  (12,461)
   Net realized gain (loss) on investments                   (122,388)             3,996                   --             (69,173)
   Capital gain distributions from mutual funds                    --                 --                   --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                           298,805             (1,229)                  --             405,838
                                                           ----------           --------           ----------          ----------
Increase (decrease) in net assets resulting from
   operations                                                 200,612             10,564               (3,972)            324,204
                                                           ----------           --------           ----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --                 --                   --                  --
   Administrative charges                                        (847)              (178)                (373)               (347)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                        (7,086)            (8,234)            (126,846)             (3,346)
   Contract withdrawals                                      (277,476)           (88,445)            (658,879)            (43,027)
   Surrender charges                                               --                 --                   --                  --
   Death benefits                                             (37,044)                --                   --                  --
   Annuity payments                                                --                 --                   --              (2,112)
                                                           ----------           --------           ----------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    (322,453)           (96,857)            (786,098)            (48,832)
                                                           ----------           --------           ----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (121,841)           (86,293)            (790,070)            275,372
NET ASSETS:
   Beginning of year                                        1,309,434            332,704            1,281,098             850,333
                                                           ----------           --------           ----------          ----------
   End of year                                             $1,187,593           $246,411           $  491,028          $1,125,705
                                                           ==========           ========           ==========          ==========

                             See accompanying notes.

                                     VA I-13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Sub-accounts
                                                       -----------------------------------------------------------------------------
                                                                                                                 Dreyfus VIF Small
                                                       Delaware VIP High    Delaware VIP      Dreyfus Stock         Company Stock
                                                         Yield Series -    Value Series -   Index Fund, Inc. -   Portfolio - Initial
                                                         Standard class    Standard class     Initial shares           shares
                                                       -----------------   --------------   ------------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  32,762         $   19,862         $    29,149          $  (25,417)
   Net realized gain (loss) on investments                   (84,176)            (2,528)           (327,465)            111,018
   Capital gain distributions from mutual funds                   --                 --                  --             122,358
   Net change in unrealized appreciation
      (depreciation) of investments                          108,568            547,156           1,010,749              83,295
                                                           ---------         ----------         -----------          ----------
Increase (decrease) in net assets resulting from
   operations                                                 57,154            564,490             712,433             291,254
                                                           ---------         ----------         -----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --                 --              39,388               3,180
   Administrative charges                                       (420)            (2,382)             (7,964)               (902)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                      (35,022)            (5,815)           (148,715)            127,036
   Contract withdrawals                                     (200,234)          (844,410)         (1,872,168)           (208,122)
   Surrender charges                                              --                 --             (28,544)             (4,386)
   Death benefits                                                 --                 --            (140,140)            (93,349)
   Annuity payments                                               --             (5,527)             (5,006)                 --
                                                           ---------         ----------         -----------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                                   (235,676)          (858,134)         (2,163,149)           (176,543)
                                                           ---------         ----------         -----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (178,522)          (293,644)         (1,450,716)            114,711
NET ASSETS:
   Beginning of year                                         663,454          4,767,745           9,789,468           1,938,614
                                                           ---------         ----------         -----------          ----------
   End of year                                             $ 484,932         $4,474,101         $ 8,338,752          $2,053,325
                                                           =========         ==========         ===========          ==========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $  38,057         $   33,095         $     6,186          $  (19,553)
   Net realized gain (loss) on investments                   (17,734)          (155,686)           (587,277)            (24,656)
   Capital gain distributions from mutual funds                   --                 --                  --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                          126,098          1,251,059           2,756,509             572,382
                                                           ---------         ----------         -----------          ----------
Increase (decrease) in net assets resulting from
   operations                                                146,421          1,128,468           2,175,418             528,173
                                                           ---------         ----------         -----------          ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --                 --              36,255               2,730
   Administrative charges                                       (487)            (2,867)             (8,662)               (902)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                          (68)           150,727              (4,234)             97,374
   Contract withdrawals                                      (48,615)          (990,566)         (1,298,629)           (148,960)
   Surrender charges                                              --                 --             (17,658)             (1,184)
   Death benefits                                                 --            (15,175)           (105,573)              2,247
   Annuity payments                                               --             (4,308)             (4,501)                 --
                                                           ---------         ----------         -----------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                                    (49,170)          (862,189)         (1,403,002)            (48,695)
                                                           ---------         ----------         -----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       97,251            266,279             772,416             479,478
NET ASSETS:
   Beginning of year                                         566,203          4,501,466           9,017,052           1,459,136
                                                           ---------         ----------         -----------          ----------
   End of year                                             $ 663,454         $4,767,745         $ 9,789,468          $1,938,614
                                                           =========         ==========         ===========          ==========

                             See accompanying notes.

                                     VA I-14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                  ---------------------------------------------------------------------------------
                                                                            Fidelity VIP
                                                  Fidelity VIP Asset         Contrafund         Fidelity VIP      Fidelity VIP High
                                                   Manager Portfolio -  Portfolio - Initial  Growth Portfolio -  Income Portfolio -
                                                     Initial Class             Class            Initial Class       Initial Class
                                                  --------------------  -------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                       $   116,528           $  (36,754)         $   (74,404)         $  126,478
   Net realized gain (loss) on investments               (302,060)             (19,477)            (742,349)             56,683
   Capital gain distributions from mutual funds                --                   --                   --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                       460,927              510,536              907,272             (63,178)
                                                      -----------           ----------          -----------          ----------
Increase (decrease) in net assets resulting from
   operations                                             275,395              454,305               90,519             119,983
                                                      -----------           ----------          -----------          ----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              17,723               11,122               20,098               1,350
   Administrative charges                                  (4,331)              (2,955)              (6,709)             (1,083)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                  (193,104)             200,815             (258,607)             92,016
   Contract withdrawals                                (1,536,689)            (472,499)          (1,409,931)           (395,887)
   Surrender charges                                      (36,015)              (8,057)             (19,457)             (3,350)
   Death benefits                                        (156,633)             (38,448)                 194                 112
   Annuity payments                                        (2,472)              (1,569)              (2,960)                 --
                                                      -----------           ----------          -----------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                              (1,911,521)            (311,591)          (1,677,372)           (306,842)
                                                      -----------           ----------          -----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (1,636,126)             142,714           (1,586,853)           (186,859)

NET ASSETS:
   Beginning of year                                    8,610,345            3,515,942            7,590,817           1,853,870
                                                      -----------           ----------          -----------          ----------
   End of year                                        $ 6,974,219           $3,658,656          $ 6,003,964          $1,667,011
                                                      ===========           ==========          ===========          ==========
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                       $   195,267           $  (30,538)         $   (78,105)         $  110,959
   Net realized gain (loss) on investments               (367,141)            (266,933)          (1,019,011)              2,886
   Capital gain distributions from mutual funds                --                   --                   --                  --
   Net change in unrealized appreciation
      (depreciation) of investments                     1,427,372            1,085,702            2,987,740             291,611
                                                      -----------           ----------          -----------          ----------
Increase (decrease) in net assets resulting from
   operations                                           1,255,498              788,231            1,890,624             405,456
                                                      -----------           ----------          -----------          ----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              13,620               13,942               37,895               1,973
   Administrative charges                                  (4,754)              (3,175)              (7,481)             (1,077)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                  (168,111)            (187,501)             (80,912)            108,881
   Contract withdrawals                                  (759,269)            (518,740)          (1,045,359)           (388,345)
   Surrender charges                                      (10,361)             (14,123)             (19,167)             (6,520)
   Death benefits                                        (149,940)             (11,746)             (34,464)            (18,952)
   Annuity payments                                        (2,383)              (1,372)              (2,740)                 --
                                                      -----------           ----------          -----------          ----------
Increase (decrease) in net assets resulting from
   principal transactions                              (1,081,198)            (722,715)          (1,152,228)           (304,040)
                                                      -----------           ----------          -----------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   174,300               65,516              738,396             101,416

NET ASSETS:
   Beginning of year                                    8,436,045            3,450,426            6,852,421           1,752,454
                                                      -----------           ----------          -----------          ----------
   End of year                                        $ 8,610,345           $3,515,942          $ 7,590,817          $1,853,870
                                                      ===========           ==========          ===========          ==========

                             See accompanying notes.

                                     VA I-15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Sub-accounts
                                                         ---------------------------------------------------------------------------
                                                           Fidelity VIP
                                                         Investment Grade  Fidelity VIP Money     Fidelity VIP         Mercury HW
                                                         Bond Portfolio -  Market Portfolio -  Overseas Portfolio  International VIP
                                                           Initial Class      Initial Class      - Initial Class       Portfolio
                                                         ----------------  ------------------  ------------------  -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $   117,543        $    (8,235)         $    (397)         $        --
   Net realized gain (loss) on investments                      26,875                 --            (36,070)                  --
   Capital gain distributions from mutual funds                121,885                 --                 --                   --
   Net change in unrealized appreciation (depreciation)
      of investments                                          (160,330)                --             70,350                   --
                                                           -----------        -----------          ---------          -----------
Increase (decrease) in net assets resulting from
   operations                                                  105,973             (8,235)            33,883                   --
                                                           -----------        -----------          ---------          -----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    8,509             11,998              2,340                   --
   Administrative charges                                       (2,280)            (2,334)              (357)                  --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                             (115,340)          (648,767)            (5,745)                  --
   Contract withdrawals                                       (851,002)        (1,298,063)          (148,972)                  --
   Surrender charges                                           (10,709)           (15,181)               (23)                  --
   Death benefits                                               (4,223)                --                 --                   --
   Annuity payments                                             (5,829)                --                 --                   --
                                                           -----------        -----------          ---------          -----------
Increase (decrease) in net assets resulting from
   principal transactions                                     (980,874)        (1,952,347)          (152,757)                  --
                                                           -----------        -----------          ---------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (874,901)        (1,960,582)          (118,874)                  --

NET ASSETS:
   Beginning of year                                         4,246,199          5,059,895            404,990                   --
                                                           -----------        -----------          ---------          -----------
   End of year                                             $ 3,371,298        $ 3,099,313          $ 286,116          $        --
                                                           ===========        ===========          =========          ===========
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $   141,023 +      $   (26,335)         $  (2,272)         $   (17,172)
   Net realized gain (loss) on investments                     163,110                 --           (134,551)            (105,257)
   Capital gain distributions from mutual funds                 75,377 +               --                 --                   --
   Net change in unrealized appreciation (depreciation)
      of investments                                          (202,490)                --            301,761              477,571
                                                           -----------        -----------          ---------          -----------
Increase (decrease) in net assets resulting from
   operations                                                  177,020            (26,335)           164,938              355,142
                                                           -----------        -----------          ---------          -----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    5,094             17,563              2,750                  120
   Administrative charges                                       (3,444)            (3,823)              (406)              (2,700)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                           (1,517,123)        (1,677,225)          (149,452)          (1,635,297)
   Contract withdrawals                                     (1,179,174)        (2,212,437)           (94,443)             (17,278)
   Surrender charges                                            (8,043)           (45,339)              (107)                (637)
   Death benefits                                              (59,851)           (53,356)           (12,274)            (104,960)
   Annuity payments                                             (5,946)                --                 --                   --
                                                           -----------        -----------          ---------          -----------
Increase (decrease) in net assets resulting from
   principal transactions                                   (2,768,487)        (3,974,617)          (253,932)          (1,760,752)
                                                           -----------        -----------          ---------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (2,591,467)        (4,000,952)           (88,994)          (1,405,610)

NET ASSETS:
   Beginning of year                                         6,837,666          9,060,847            493,984            1,405,610
                                                           -----------        -----------          ---------          -----------
   End of year                                             $ 4,246,199        $ 5,059,895          $ 404,990          $        --
                                                           ===========        ===========          =========          ===========

                             See accompanying notes.

                                     VA I-16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Sub-accounts
                                                         ---------------------------------------------------------------------------
                                                         Merrill Lynch                                               Merrill Lynch
                                                            American     Merrill Lynch Basic  Merrill Lynch Core  Developing Capital
                                                         Balanced V.I.    Value V.I. Fund -    Bond V.I. Fund -   Markets V.I. Fund
                                                         Fund - Class I        Class I              Class I            - Class I
                                                         --------------  -------------------  ------------------  ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                             $     --         $  (25,292)           $ 11,305           $      --
   Net realized gain (loss) on investments                        --             74,216                 941                  --
   Capital gain distributions from mutual funds                   --             12,512                  --                  --
   Net change in unrealized appreciation (depreciation)
      of investments                                              --            676,471               2,347                  --
                                                            --------         ----------            --------           ---------
Increase (decrease) in net assets resulting from
   operations                                                     --            737,907              14,593                  --
                                                            --------         ----------            --------           ---------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --                940                  --                  --
   Administrative charges                                         --            (16,880)               (578)                 --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                 --             31,682               2,194                  --
   Contract withdrawals                                           --           (503,163)            (41,932)                 --
   Surrender charges                                              --             (9,856)                (74)                 --
   Death benefits                                                 --            (95,796)                 --                  --
   Annuity payments                                               --               (541)                 --                  --
                                                            --------         ----------            --------           ---------
Increase (decrease) in net assets resulting from
   principal transactions                                         --           (593,614)            (40,390)                 --
                                                            --------         ----------            --------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           --            144,293             (25,797)                 --

NET ASSETS:
   Beginning of year                                              --          8,185,497             531,802                  --
                                                            --------         ----------            --------           ---------
   End of year                                              $     --         $8,329,790            $506,005           $      --
                                                            ========         ==========            ========           =========
For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                             $   (149)        $  (14,545)           $ 13,298           $   1,062
   Net realized gain (loss) on investments                    (1,077)          (147,916)              3,025               8,959
   Capital gain distributions from mutual funds                   --                 --                  --                  --
   Net change in unrealized appreciation (depreciation)
      of investments                                           2,409          2,128,662               1,346              38,917
                                                            --------         ----------            --------           ---------
Increase (decrease) in net assets resulting from
   operations                                                  1,183          1,966,201              17,669              48,938
                                                            --------         ----------            --------           ---------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --              1,120                  --                  --
   Administrative charges                                        (22)           (13,616)               (650)               (180)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                            (10,863)           232,143             (18,159)           (171,198)
   Contract withdrawals                                           --           (179,768)            (13,827)             (5,471)
   Surrender charges                                              --             (3,849)               (349)               (228)
   Death benefits                                                 --           (332,588)            (47,619)                 --
   Annuity payments                                               --                 --                  --                  --
                                                            --------         ----------            --------           ---------
Increase (decrease) in net assets resulting from
   principal transactions                                    (10,885)          (296,558)            (80,604)           (177,077)
                                                            --------         ----------            --------           ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (9,702)         1,669,643             (62,935)           (128,139)

NET ASSETS:
   Beginning of year                                           9,702          6,515,854             594,737             128,139
                                                            --------         ----------            --------           ---------
   End of year                                              $     --         $8,185,497            $531,802           $      --
                                                            ========         ==========            ========           =========

                             See accompanying notes.

                                     VA I-17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Sub-accounts
                                                            ------------------------------------------------------------------------
                                                               Merrill Lynch       Merrill Lynch     Merrill Lynch    Merrill Lynch
                                                              Domestic Money     Global Allocation   Global Growth    High Current
                                                            Market V.I. Fund -      V.I. Fund -       V.I. Fund -      Income V.I.
                                                                  Class I             Class I           Class I      Fund - Class I
                                                            ------------------   -----------------   -------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                 $   (2,663)         $   22,094         $   1,273       $ 53,221
   Net realized gain (loss) on investments                              --             (12,048)          (70,333)       (19,876)
   Capital gain distributions from mutual funds                         --                  --                --             --
   Net change in unrealized appreciation (depreciation)
      of investments                                                    --             138,273           168,448         48,750
                                                                ----------          ----------         ---------       --------
Increase (decrease) in net assets resulting from
   operations                                                       (2,663)            148,319            99,388         82,095
                                                                ----------          ----------         ---------       --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                           --                  --                --             --
   Administrative charges                                             (977)             (2,100)           (1,096)        (1,484)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                 (196,381)            420,101           (62,874)        64,115
   Contract withdrawals                                            (33,766)           (175,810)           (9,491)       (61,416)
   Surrender charges                                                  (589)             (3,969)              (26)          (351)
   Death benefits                                                   (3,025)             (2,473)          (34,429)            --
   Annuity payments                                                     --                  --                --             --
                                                                ----------          ----------         ---------       --------
Increase (decrease) in net assets resulting from
   principal transactions                                         (234,738)            235,749          (107,916)           864
                                                                ----------          ----------         ---------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (237,401)            384,068            (8,528)        82,959
NET ASSETS:
   Beginning of year                                               828,998             948,434           816,337        811,203
                                                                ----------          ----------         ---------       --------
   End of year                                                  $  591,597          $1,332,502         $ 807,809       $894,162
                                                                ==========          ==========         =========       ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                 $   (6,828)         $   16,995         $  (1,917)      $ 54,057
   Net realized gain (loss) on investments                              --             (41,591)          (26,316)       (57,542)
   Capital gain distributions from mutual funds                         --                  --                --             --
   Net change in unrealized appreciation (depreciation)
      of investments                                                    --             197,419           221,867        172,899
                                                                ----------          ----------         ---------       --------
Increase (decrease) in net assets resulting
   from operations                                                  (6,828)            172,823           193,634        169,414
                                                                ----------          ----------         ---------       --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                           --                  --                --             --
   Administrative charges                                           (1,970)               (992)             (978)        (1,299)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                 (287,783)            331,427            45,531        108,327
   Contract withdrawals                                           (116,535)            (48,428)           (7,788)       (20,595)
   Surrender charges                                                (4,295)             (2,830)               --         (1,042)
   Death benefits                                                  (46,453)             (4,487)               --        (22,629)
   Annuity payments                                                     --                  --                --             --
                                                                ----------          ----------         ---------       --------
Increase (decrease) in net assets resulting from
   principal transactions                                         (457,036)            274,690            36,765         62,762
                                                                ----------          ----------         ---------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (463,864)            447,513           230,399        232,176
NET ASSETS:
   Beginning of year                                             1,292,862             500,921           585,938        579,027
                                                                ----------          ----------         ---------       --------
   End of year                                                  $  828,998          $  948,434         $ 816,337       $811,203
                                                                ==========          ==========         =========       ========

                             See accompanying notes.

                                     VA I-18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                      Sub-accounts
                                                       --------------------------------------------------------------------------
                                                                                                                  Merril Lynch
                                                         Merrill Lynch      Merrill Lynch     Merril Lynch        Utilities and
                                                         International     Large Cap Core   Large Cap Growth   Telecommunications
                                                       Value V.I. Fund -     V.I. Fund -       V.I Fund -          V.I. Fund -
                                                            Class I            Class I           Class I             Class I
                                                       -----------------   --------------   ----------------   ------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $   21,130        $   (8,974)        $ (10,287)          $  4,712
   Net realized gain (loss) on investments                     28,985           (56,763)            5,009            (58,097)
   Capital gain distributions from mutual funds                    --                --                --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                          326,098           313,863            61,685            141,659
                                                           ----------        ----------         ---------           --------
Increase (decrease) in net assets resulting
   from operations                                            376,213           248,126            56,407             88,274
                                                           ----------        ----------         ---------           --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     135                --                --                 --
   Administrative charges                                      (4,163)           (4,014)           (1,709)              (669)
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                         1,893            63,698           213,008            (41,775)
   Contract withdrawals                                       (75,100)          (72,672)          (37,936)            (6,098)
   Surrender charges                                             (234)           (1,838)             (320)                --
   Death benefits                                             (38,182)          (73,788)         (116,895)           (20,779)
   Annuity payments                                                --              (478)               --                 --
                                                           ----------        ----------         ---------           --------
Increase (decrease) in net assets resulting
   from principal transactions                               (115,651)          (89,092)           56,148            (69,321)
                                                           ----------        ----------         ---------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       260,562           159,034           112,555             18,953

NET ASSETS:
   Beginning of year                                        1,905,674         1,675,674           826,256            425,134
                                                           ----------        ----------         ---------           --------
   End of year                                             $2,166,236        $1,834,708         $ 938,811           $444,087
                                                           ==========        ==========         =========           ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $   50,146        $  (13,538)        $  (9,782)          $  6,522
   Net realized gain (loss) on investments                      1,613          (163,813)         (115,777)           (85,953)
   Capital gain distributions from mutual funds                    --                --                --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                          129,805           551,928           321,399            147,849
                                                           ----------        ----------         ---------           --------
Increase (decrease) in net assets resulting
   from operations                                            181,564           374,577           195,840             68,418
                                                           ----------        ----------         ---------           --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --                --                --                 --
   Administrative charges                                        (440)           (2,645)           (1,096)              (673)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                           1,746,342           172,968            78,434            (31,408)
   Contract withdrawals                                        (8,608)          (30,225)           (1,886)           (16,345)
   Surrender charges                                              (11)           (1,109)               --               (452)
   Death benefits                                             (13,173)         (110,104)          (78,177)           (27,036)
   Annuity payments                                                --                --                --                 --
                                                           ----------        ----------         ---------           --------
Increase (decrease) in net assets resulting
   from principal transactions                              1,724,110            28,885            (2,725)           (75,914)
                                                           ----------        ----------         ---------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     1,905,674           403,462           193,115             (7,496)

NET ASSETS:
   Beginning of year                                               --         1,272,212           633,141            432,630
                                                           ----------        ----------         ---------           --------
   End of year                                             $1,905,674        $1,675,674         $ 826,256           $425,134
                                                           ==========        ==========         =========           ========

                             See accompanying notes.

                                     VA I-19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Sub-accounts
                                                       --------------------------------------------------------------------------
                                                         Merrill Lynch
                                                             Value            UBS U.S.      UIF Core Plus
                                                       Opportunities V.I.    Allocation      Fixed Income      UIF Equity Growth
                                                         Fund - Class I      Portfolio    Portfolio Class I   Portfolio - Class I
                                                       ------------------   -----------   -----------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  (38,902)      $   (84,690)       $ 1,136              $  (184)
   Net realized gain (loss) on investments                     42,683        (1,116,491)            16                  (92)
   Capital gain distributions from mutual funds               326,962                --             85                   --
   Net change in unrealized appreciation
      (depreciation) of investments                            18,629         2,800,309             89                2,412
                                                           ----------       -----------        -------              -------
Increase (decrease) in net assets resulting
   from operations                                            349,372         1,599,128          1,326                2,136
                                                           ----------       -----------        -------              -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --               600             --                   --
   Administrative charges                                      (5,898)          (41,201)            --                   --
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                       130,610        (1,831,848)           172                  152
   Contract withdrawals                                       (98,558)         (790,671)            --                   --
   Surrender charges                                           (2,137)          (16,070)            --                   --
   Death benefits                                             (40,379)         (762,641)            --                   --
   Annuity payments                                                --            (5,952)        (2,691)              (2,270)
                                                           ----------       -----------        -------              -------
Increase (decrease) in net assets resulting
   from principal transactions                                (16,362)       (3,447,783)        (2,519)              (2,118)
                                                           ----------       -----------        -------              -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       333,010        (1,848,655)        (1,193)                  18
NET ASSETS:
   Beginning of year                                        2,613,168        20,744,703         38,362               32,847
                                                           ----------       -----------        -------              -------
   End of year                                             $2,946,178       $18,896,048        $37,169              $32,865
                                                           ==========       ===========        =======              =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                            $  (29,485)+     $   (35,097)       $  (279)+            $  (228)
   Net realized gain (loss) on investments                    (11,428)       (2,285,749)           (76)              (1,318)
   Capital gain distributions from mutual funds                16,948 +              --            316 +                 --
   Net change in unrealized appreciation
      (depreciation) of investments                           804,980         6,779,391          1,562                8,323
                                                           ----------       -----------        -------              -------
Increase (decrease) in net assets resulting
   from operations                                            781,015         4,458,545          1,523                6,777
                                                           ----------       -----------        -------              -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     200             1,850             --                   --
   Administrative charges                                      (4,636)          (38,690)            --                   --
   Net transfers from (to) other Sub-accounts or
      fixed rate option                                       100,225        (1,460,064)        (3,384)              (3,596)
   Contract withdrawals                                      (117,928)       (1,355,109)            --                   --
   Surrender charges                                           (2,671)          (50,319)            --                   --
   Death benefits                                             (78,691)         (267,801)            --                   --
   Annuity payments                                                --            (3,241)        (2,754)              (2,131)
                                                           ----------       -----------        -------              -------
Increase (decrease) in net assets resulting
   from principal transactions                               (103,501)       (3,173,374)        (6,138)              (5,727)
                                                           ----------       -----------        -------              -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       677,514         1,285,171         (4,615)               1,050
NET ASSETS:
   Beginning of year                                        1,935,654        19,459,532         42,977               31,797
                                                           ----------       -----------        -------              -------
   End of year                                             $2,613,168       $20,744,703        $38,362              $32,847
                                                           ==========       ===========        =======              =======

                             See accompanying notes.

                                     VA I-20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Sub-accounts
                                                              --------------------------------------------------------------
                                                                                                Van Eck
                                                              UIF Technology   UIF Value       Worldwide          Van Eck
                                                                Portfolio -    Portfolio   Emerging Markets   Worldwide Hard
                                                                 Class I       - Class I         Fund           Assets Fund
                                                              --------------   ---------   ----------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $   (98)       $     6       $  (4,417)         $  (1,771)
   Net realized gain (loss) on investments                          (245)             6         108,697             33,067
   Capital gain distributions from mutual funds                       --             77              --                 --
   Net change in unrealized appreciation (depreciation) of
      investments                                                    (60)           308          14,208              8,268
                                                                 -------        -------       ---------          ---------
Increase (decrease) in net assets resulting from operations         (403)           397         118,488             39,564
                                                                 -------        -------       ---------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --             --          13,340              3,099
   Administrative charges                                             --             --            (745)              (192)
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                     70         (2,731)        (89,826)           275,218
   Contract withdrawals                                               --             --         (89,522)           (53,602)
   Surrender charges                                                  --             --            (311)               (77)
   Death benefits                                                     --             --         (32,133)                --
   Annuity payments                                                 (928)            --              --                 --
                                                                 -------        -------       ---------          ---------
Increase (decrease) in net assets resulting from principal
   transactions                                                     (858)        (2,731)       (199,197)           224,446
                                                                 -------        -------       ---------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,261)        (2,334)        (80,709)           264,010
NET ASSETS:
   Beginning of year                                              14,529          2,334         590,871            100,391
                                                                 -------        -------       ---------          ---------
   End of year                                                   $13,268        $    --       $ 510,162          $ 364,401
                                                                 =======        =======       =========          =========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                  $  (274)       $     2       $  (7,301)         $  (1,455)
   Net realized gain (loss) on investments                          (522)          (957)         (3,523)            15,629
   Capital gain distributions from mutual funds                       --             --              --                 --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  5,570          1,490         259,071             39,772
                                                                 -------        -------       ---------          ---------
Increase (decrease) in net assets resulting from operations        4,774            535         248,247             53,946
                                                                 -------        -------       ---------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --             --           6,000              1,928
   Administrative charges                                             --             --            (806)              (116)
   Net transfers from (to) other Sub-accounts or fixed rate
      option                                                          59         (2,014)         11,887             (9,929)
   Contract withdrawals                                               --             --        (215,169)          (137,551)
   Surrender charges                                                  --             --          (1,876)              (373)
   Death benefits                                                     --             --              --                 --
   Annuity payments                                                 (887)           (24)             --                 --
                                                                 -------        -------       ---------          ---------
Increase (decrease) in net assets resulting from principal
   transactions                                                     (828)        (2,038)       (199,964)          (146,041)
                                                                 -------        -------       ---------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            3,946         (1,503)         48,283            (92,095)
NET ASSETS:
   Beginning of year                                              10,583          3,837         542,588            192,486
                                                                 -------        -------       ---------          ---------
   End of year                                                   $14,529        $ 2,334       $ 590,871          $ 100,391
                                                                 =======        =======       =========          =========

                             See accompanying notes.

                                     VA I-21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Sub-accounts
                                                              --------------------------------------------------------------------
                                                                                                               Vanguard Inflation-
                                                              Vanguard 500   Vanguard GNMA   Vanguard Health       Protected
                                                               Index Fund         Fund          Care Fund        Securities Fund
                                                              ------------   -------------   ---------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $   87         $   397          $   389             $   744
   Net realized gain (loss) on investments                           26              34              (58)                 22
   Capital gain distributions from mutual funds                      --              --            1,742                 123
   Net change in unrealized appreciation (depreciation) of
      investments                                                   644              55            1,686                 509
                                                                 ------         -------          -------             -------
Increase (decrease) in net assets resulting from operations         757             486            3,759               1,398
                                                                 ------         -------          -------             -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        --              --               --                  --
   Administrative charges                                            --              --               --                  --
   Net transfers from (to) other Sub-accounts or fixed rate
      option                                                         76          31,969           67,853              24,093
   Contract withdrawals                                              --              --               --                  --
   Surrender charges                                                 --              --               --                  --
   Death benefits                                                    --              --               --                  --
   Annuity payments                                                (648)         (1,080)          (3,782)             (1,499)
                                                                 ------         -------          -------             -------
Increase (decrease) in net assets resulting from principal
   transactions                                                    (572)         30,889           64,071              22,594
                                                                 ------         -------          -------             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             185          31,375           67,830              23,992
NET ASSETS:
   Beginning of year                                              8,115           1,720               --                  --
                                                                 ------         -------          -------             -------
   End of year                                                   $8,300         $33,095          $67,830             $23,992
                                                                 ======         =======          =======             =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                  $   17         $     6          $    --             $    --
   Net realized gain (loss) on investments                         (253)             --               --                  --
   Capital gain distributions from mutual funds                      --              --               --                  --
   Net change in unrealized appreciation (depreciation) of
      investments                                                 2,007              10               --                  --
                                                                 ------         -------          -------             -------
Increase (decrease) in net assets resulting from operations       1,771              16               --                  --
                                                                 ------         -------          -------             -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        --              --               --                  --
   Administrative charges                                            --              --               --                  --
   Net transfers from (to) other Sub-accounts or fixed rate
      option                                                         90           1,714               --                  --
   Contract withdrawals                                              --              --               --                  --
   Surrender charges                                                 --              --               --                  --
   Death benefits                                                    --              --               --                  --
   Annuity payments                                                (575)            (10)              --                  --
                                                                 ------         -------          -------             -------
Increase (decrease) in net assets resulting from principal
   transactions                                                    (485)          1,704               --                  --
                                                                 ------         -------          -------             -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           1,286           1,720               --                  --
NET ASSETS:
   Beginning of year                                              6,829              --               --                  --
                                                                 ------         -------          -------             -------
   End of year                                                   $8,115         $ 1,720          $    --             $    --
                                                                 ======         =======          =======             =======

                             See accompanying notes.

                                     VA I-22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                `                                                                        Sub-accounts
                                                              -------------------------------------------------------------
                                                                Vanguard                                        Vanguard
                                                              LifeStrategy     Vanguard       Vanguard        LifeStrategy
                                                              Conservative   LifeStrategy   LifeStrategy    Moderate Growth
                                                              Growth Fund     Growth Fund   Income Fund           Fund
                                                              ------------   ------------   ------------    ---------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $   717        $ 1,328       $  3,735         $  5,878
   Net realized gain (loss) on investments                           218            383            103              676
   Capital gain distributions from mutual funds                       --             --             --               --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  1,413          8,370          2,462           19,374
                                                                 -------        -------       --------         --------
Increase (decrease) in net assets resulting from operations        2,348         10,081          6,300           25,928
                                                                 -------        -------       --------         --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --             --             --               --
   Administrative charges                                             --             --             --               --
   Net transfers from (to) other Sub-accounts or fixed rate
      option                                                         384         36,685        128,514           80,950
   Contract withdrawals                                               --             --             --               --
   Surrender charges                                                  --             --             --               --
   Death benefits                                                     --             --             --               --
   Annuity payments                                               (2,885)        (5,153)        (7,103)         (18,051)
                                                                 -------        -------       --------         --------
Increase (decrease) in net assets resulting from principal
   transactions                                                   (2,501)        31,532        121,411           62,899
                                                                 -------        -------       --------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (153)        41,613        127,711           88,827
NET ASSETS:
   Beginning of year                                              34,527         54,961         20,741          203,546
                                                                 -------        -------       --------         --------
   End of year                                                   $34,374        $96,574       $148,452         $292,373
                                                                 =======        =======       ========         ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                  $   613        $   495       $    518         $  2,393
   Net realized gain (loss) on investments                           (76)            39           (119)               5
   Capital gain distributions from mutual funds                       --             --             --               --
   Net change in unrealized appreciation (depreciation) of
      investments                                                  4,428          4,176          1,488            2,319
                                                                 -------        -------       --------         --------
Increase (decrease) in net assets resulting from operations        4,965          4,710          1,887            4,717
                                                                 -------        -------       --------         --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --             --             --               --
   Administrative charges                                             --             --             --               --
   Net transfers from (to) other Sub-accounts or fixed rate
      option                                                         197         39,958            260          200,032
   Contract withdrawals                                               --             --             --               --
   Surrender charges                                                  --             --             --               --
   Death benefits                                                     --             --             --               --
   Annuity payments                                               (2,728)        (1,223)        (1,694)          (1,203)
                                                                 -------        -------       --------         --------
Increase (decrease) in net assets resulting from principal
   transactions                                                   (2,531)        38,735         (1,434)         198,829
                                                                 -------        -------       --------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            2,434         43,445            453          203,546
NET ASSETS:
   Beginning of year                                              32,093         11,516         20,288               --
                                                                 -------        -------       --------         --------
   End of year                                                   $34,527        $54,961       $ 20,741         $203,546
                                                                 =======        =======       ========         ========

                             See accompanying notes.

                                     VA I-23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                        Sub-accounts
                                                          ------------------------------------------------------------------------
                                                          Vanguard Prime                     Vanguard Total       Vanguard Total
                                                           Money Market      Vanguard      Bond Market Index   International Stock
                                                               Fund        PRIMECAP Fund          Fund              Index Fund
                                                          --------------   -------------   -----------------   -------------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                               $   18           $   --          $  180                $  4,873
   Net realized gain (loss) on investments                        --               33              (8)                    756
   Capital gain distributions from mutual funds                   --               --              10                      --
   Net change in unrealized appreciation (depreciation)
      of investments                                              --              441             (13)                 39,227
                                                              ------           ------          ------                --------
Increase (decrease) in net assets resulting from
   operations                                                     18              474             169                  44,856
                                                              ------           ------          ------                --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --               --              --                      --
   Administrative charges                                         --               --              --                      --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                 48               25           4,895                 241,310
   Contract withdrawals                                           --               --              --                      --
   Surrender charges                                              --               --              --                      --
   Death benefits                                                 --               --              --                      --
   Annuity payments                                             (418)            (237)           (804)                (14,500)
                                                              ------           ------          ------                --------
Increase (decrease) in net assets resulting from
   principal transactions                                       (370)            (212)          4,091                 226,810
                                                              ------           ------          ------                --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (352)             262           4,260                 271,666

NET ASSETS:
   Beginning of year                                           5,337            2,842           5,275                      --
                                                              ------           ------          ------                --------
   End of year                                                $4,985           $3,104          $9,535                $271,666
                                                              ======           ======          ======                ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                               $    8           $ (116)         $  192                $     --
   Net realized gain (loss) on investments                        --               16              (7)                     --
   Capital gain distributions from mutual funds                   --               --              --                      --
   Net change in unrealized appreciation (depreciation)
      of investments                                              --              881             (31)                     --
                                                              ------           ------          ------                --------
Increase (decrease) in net assets resulting from
   operations                                                      8              781             154                      --
                                                              ------           ------          ------                --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --               --              --                      --
   Administrative charges                                         --               --              --                      --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                 46               29           5,873                      --
   Contract withdrawals                                           --               --              --                      --
   Surrender charges                                              --               --              --                      --
   Death benefits                                                 --               --              --                      --
   Annuity payments                                             (438)            (198)           (752)                     --
                                                              ------           ------          ------                --------
Increase (decrease) in net assets resulting from
   principal transactions                                       (392)            (169)          5,121                      --
                                                              ------           ------          ------                --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (384)             612           5,275                      --

NET ASSETS:
   Beginning of year                                           5,721            2,230              --                      --
                                                              ------           ------          ------                --------
   End of year                                                $5,337           $2,842          $5,275                $     --
                                                              ======           ======          ======                ========

                             See accompanying notes.

                                     VA I-24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     Sub-accounts
                                                          -----------------------------------------------------------------
                                                                          Vanguard VIF    Vanguard VIF       Vanguard VIF
                                                          Vanguard U.S.     Balanced     Capital Growth   Diversified Value
                                                           Growth Fund     Portfolio        Portfolio          Portfolio
                                                          -------------   ------------   --------------   -----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                              $  (22)       $   11,621       $  (112)          $     (8)
   Net realized gain (loss) on investments                      (10)            4,637            48              2,684
   Capital gain distributions from mutual funds                  --                --            --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                            317            92,308         6,022             20,091
                                                             ------        ----------       -------           --------
Increase (decrease) in net assets resulting from
   operations                                                   285           108,566         5,958             22,767
                                                             ------        ----------       -------           --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    --                --            --                 --
   Administrative charges                                        --                --            --                 --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                44         1,409,544        62,405            148,210
   Contract withdrawals                                          --                --            --                 --
   Surrender charges                                             --                --            --                 --
   Death benefits                                                --                --            --                 --
   Annuity payments                                            (386)          (52,586)       (1,152)            (3,908)
                                                             ------        ----------       -------           --------
Increase (decrease) in net assets resulting from
   principal transactions                                      (342)        1,356,958        61,253            144,302
                                                             ------        ----------       -------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (57)        1,465,524        67,211            167,069

NET ASSETS:
   Beginning of year                                          4,932           383,027            --             17,388
                                                             ------        ----------       -------           --------
   End of year                                               $4,875        $1,848,551       $67,211           $184,457
                                                             ======        ==========       =======           ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                              $ (147)       $     (117)      $    --           $    (16)
   Net realized gain (loss) on investments                     (141)               83            --                 14
   Capital gain distributions from mutual funds                  --                --            --                 --
   Net change in unrealized appreciation (depreciation)
      of investments                                          1,302            10,347            --              1,320
                                                             ------        ----------       -------           --------
Increase (decrease) in net assets resulting from
   operations                                                 1,014            10,313            --              1,318
                                                             ------        ----------       -------           --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    --                --            --                 --
   Administrative charges                                        --                --            --                 --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                45           374,858            --             16,360
   Contract withdrawals                                          --                --            --                 --
   Surrender charges                                             --                --            --                 --
   Death benefits                                                --                --            --                 --
   Annuity payments                                            (357)           (2,144)           --               (290)
                                                             ------        ----------       -------           --------
Increase (decrease) in net assets resulting from
   principal transactions                                      (312)          372,714            --             16,070
                                                             ------        ----------       -------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         702           383,027            --             17,388

NET ASSETS:
   Beginning of year                                          4,230                --            --                 --
                                                             ------        ----------       -------           --------
   End of year                                               $4,932        $  383,027       $    --           $ 17,388
                                                             ======        ==========       =======           ========

                             See accompanying notes.

                                     VA I-25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                  Sub-accounts
                                                          ------------------------------------------------------------
                                                           Vanguard VIF   Vanguard VIF   Vanguard VIF    Vanguard VIF
                                                          Equity Income   Equity Index      Growth        High Yield
                                                            Portfolio       Portfolio      Portfolio    Bond Portfolio
                                                          -------------   ------------   ------------   --------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                             $   (139)       $     78       $   (49)        $   137
   Net realized gain (loss) on investments                      (330)         (1,530)         (627)            (26)
   Capital gain distributions from mutual funds                  576             897            --              --
   Net change in unrealized appreciation (depreciation)
      of investments                                          10,762           8,347         1,171             834
                                                            --------        --------       -------         -------
Increase (decrease) in net assets resulting from
   operations                                                 10,869           7,792           495             945
                                                            --------        --------       -------         -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --              --            --              --
   Administrative charges                                         --              --            --              --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                            196,623         121,791        15,051          16,824
   Contract withdrawals                                           --         (20,543)           --              --
   Surrender charges                                              --              --            --              --
   Death benefits                                                 --              --            --              --
   Annuity payments                                           (3,165)         (5,771)         (787)           (686)
                                                            --------        --------       -------         -------
Increase (decrease) in net assets resulting from
   principal transactions                                    193,458          95,477        14,264          16,138
                                                            --------        --------       -------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      204,327         103,269        14,759          17,083

NET ASSETS:
   Beginning of year                                              --              --            --              --
                                                            --------        --------       -------         -------
   End of year                                              $204,327        $103,269       $14,759         $17,083
                                                            ========        ========       =======         =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                             $     --        $     --       $    --         $    --
   Net realized gain (loss) on investments                        --              --            --              --
   Capital gain distributions from mutual funds                   --              --            --              --
   Net change in unrealized appreciation (depreciation)
      of investments                                              --              --            --              --
                                                            --------        --------       -------         -------
Increase (decrease) in net assets resulting from
   operations                                                     --              --            --              --
                                                            --------        --------       -------         -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --              --            --              --
   Administrative charges                                         --              --            --              --
   Net transfers from (to) other Sub-accounts or fixed
      rate option                                                 --              --            --              --
   Contract withdrawals                                           --              --            --              --
   Surrender charges                                              --              --            --              --
   Death benefits                                                 --              --            --              --
   Annuity payments                                               --              --            --              --
                                                            --------        --------       -------         -------
Increase (decrease) in net assets resulting from
   principal transactions                                         --              --            --              --
                                                            --------        --------       -------         -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           --              --            --              --

NET ASSETS:
   Beginning of year                                              --              --            --              --
                                                            --------        --------       -------         -------
   End of year                                              $     --        $     --       $    --         $    --
                                                            ========        ========       =======         =======

                             See accompanying notes.

                                     VA I-26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                 Sub-accounts
                                                                         -----------------------------------------------------------
                                                                          Vanguard VIF    Vanguard VIF   Vanguard VIF   Vanguard VIF
                                                                         International   Mid-Cap Index   Money Market    REIT Index
                                                                           Portfolio       Portfolio       Portfolio      Portfolio
                                                                         -------------   -------------   ------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                             $   532         $   131      $     1,275      $   724
   Net realized gain (loss) on investments                                    1,673             950               --         (339)
   Capital gain distributions from mutual funds                                  --              --               --          702
   Net change in unrealized appreciation (depreciation) of investments        8,324           7,458               --       12,902
                                                                            -------         -------      -----------      -------
Increase (decrease) in net assets resulting from operations                  10,529           8,539            1,275       13,989
                                                                            -------         -------      -----------      -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    --              --        3,489,979           --
   Administrative charges                                                        --              --               --           --
   Net transfers from (to) other Sub-accounts or fixed rate option           17,683          31,784       (3,568,226)      41,658
   Contract withdrawals                                                      (5,771)         (2,945)              --           --
   Surrender charges                                                             --              --               --           --
   Death benefits                                                                --              --               --           --
   Annuity payments                                                          (3,814)         (3,016)            (599)      (4,938)
                                                                            -------         -------      -----------      -------
Increase (decrease) in net assets resulting from principal
   transactions                                                               8,098          25,823          (78,846)      36,720
                                                                            -------         -------      -----------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      18,627          34,362          (77,571)      50,709

NET ASSETS:
   Beginning of year                                                         59,819          24,277           82,004       26,788
                                                                            -------         -------      -----------      -------
   End of year                                                              $78,446         $58,639      $     4,433      $77,497
                                                                            =======         =======      ===========      =======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                             $   (19)        $   (14)     $       130      $   (18)
   Net realized gain (loss) on investments                                        8               5               --            8
   Capital gain distributions from mutual funds                                  --              --               --           --
   Net change in unrealized appreciation (depreciation) of investments        2,510             819               --          772
                                                                            -------         -------      -----------      -------
Increase (decrease) in net assets resulting from operations                   2,499             810              130          762
                                                                            -------         -------      -----------      -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    --              --          870,632           --
   Administrative charges                                                        --              --               --           --
   Net transfers from (to) other Sub-accounts or fixed rate option           57,615          23,609         (788,758)      26,361
   Contract withdrawals                                                          --              --               --           --
   Surrender charges                                                             --              --               --           --
   Death benefits                                                                --              --               --           --
   Annuity payments                                                            (295)           (142)              --         (335)
                                                                            -------         -------      -----------      -------
Increase (decrease) in net assets resulting from principal
   transactions                                                              57,320          23,467           81,874       26,026
                                                                            -------         -------      -----------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      59,819          24,277           82,004       26,788

NET ASSETS:
   Beginning of year                                                             --              --               --           --
                                                                            -------         -------      -----------      -------
   End of year                                                              $59,819         $24,277      $    82,004      $26,788
                                                                            =======         =======      ===========      =======

                             See accompanying notes.

                                     VA I-27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                              Sub-accounts
                                                                     --------------------------------------------------------------
                                                                       Vanguard VIF      Vanguard VIF   Vanguard VIF   Vanguard VIF
                                                                        Short-Term      Small Company    Total Bond    Total Stock
                                                                     Investment-Grade       Growth      Market Index   Market Index
                                                                         Portfolio        Portfolio       Portfolio      Portfolio
                                                                     ----------------   -------------   ------------   ------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                          $    944          $  (145)       $  7,671       $ (1,235)
   Net realized gain (loss) on investments                                   (623)             505          (2,853)         2,335
   Capital gain distributions from mutual funds                                --               --             277             75
   Net change in unrealized appreciation (depreciation) of
      investments                                                             710            5,868          (2,815)        75,829
                                                                         --------          -------        --------       --------
Increase (decrease) in net assets resulting from operations                 1,031            6,228           2,280         77,004
                                                                         --------          -------        --------       --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                  --               --              --             --
   Administrative charges                                                      --               --              --             --
   Net transfers from (to) other Sub-accounts or fixed rate option         49,207           30,766         228,169        623,362
   Contract withdrawals                                                   (11,791)          (2,933)        (14,527)            --
   Surrender charges                                                           --               --              --             --
   Death benefits                                                              --               --              --             --
   Annuity payments                                                        (4,654)          (3,153)        (11,412)       (36,084)
                                                                         --------          -------        --------       --------
Increase (decrease) in net assets resulting from principal
   transactions                                                            32,762           24,680         202,230        587,278
                                                                         --------          -------        --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    33,793           30,908         204,510        664,282

NET ASSETS:
   Beginning of year                                                       15,426           16,537              --         16,976
                                                                         --------          -------        --------       --------
   End of year                                                           $ 49,219          $47,445        $204,510       $681,258
                                                                         ========          =======        ========       ========

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                          $    (11)         $   (15)       $     --       $    (14)
   Net realized gain (loss) on investments                                      4                7              --             10
   Capital gain distributions from mutual funds                                --               --              --             --
   Net change in unrealized appreciation (depreciation) of
      investments                                                             129              469              --            908
                                                                         --------          -------        --------       --------
Increase (decrease) in net assets resulting from operations                   122              461              --            904
                                                                         --------          -------        --------       --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                  --               --              --             --
   Administrative charges                                                      --               --              --             --
   Net transfers from (to) other Sub-accounts or fixed rate option         15,489           16,360              --         16,359
   Contract withdrawals                                                        --               --              --             --
   Surrender charges                                                           --               --              --             --
   Death benefits                                                              --               --              --             --
   Annuity payments                                                          (185)            (284)             --           (287)
                                                                         --------          -------        --------       --------
Increase (decrease) in net assets resulting from principal
   transactions                                                            15,304           16,076              --         16,072
                                                                         --------          -------        --------       --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    15,426           16,537              --         16,976

NET ASSETS:
   Beginning of year                                                           --               --              --             --
                                                                         --------          -------        --------       --------
   End of year                                                           $ 15,426          $16,537        $     --       $ 16,976
                                                                         ========          =======        ========       ========

                             See accompanying notes.

                                     VA I-28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                    Sub-accounts
                                                                         ----------------------------------
                                                                             Vanguard      Vanguard Windsor
                                                                         Wellington Fund         Fund
                                                                         ---------------   ----------------
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                              $   62             $   22
   Net realized gain (loss) on investments                                       13                 21
   Capital gain distributions from mutual funds                                  85                 14
   Net change in unrealized appreciation (depreciation) of investments          121                280
                                                                             ------             ------
Increase (decrease) in net assets resulting from operations                     281                337
                                                                             ------             ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    --                 --
   Administrative charges                                                        --                 --
   Net transfers from (to) other Sub-accounts or fixed rate option               27                 27
   Contract withdrawals                                                          --                 --
   Surrender charges                                                             --                 --
   Death benefits                                                                --                 --
   Annuity payments                                                            (231)              (229)
                                                                             ------             ------
Increase (decrease) in net assets resulting from principal
   transactions                                                                (204)              (202)
                                                                             ------             ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          77                135

NET ASSETS:
   Beginning of year                                                          2,874              2,861
                                                                             ------             ------
   End of year                                                               $2,951             $2,996
                                                                             ======             ======

For the Year Ended December 31, 2003

OPERATIONS:
   Net investment income (loss)                                              $   22             $  (71)
   Net realized gain (loss) on investments                                      (11)                (5)
   Capital gain distributions from mutual funds                                  --                 --
   Net change in unrealized appreciation (depreciation) of investments          471                844
                                                                             ------             ------
Increase (decrease) in net assets resulting from operations                     482                768
                                                                             ------             ------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    --                 --
   Administrative charges                                                        --                 --
   Net transfers from (to) other Sub-accounts or fixed rate option               29                 31
   Contract withdrawals                                                          --                 --
   Surrender charges                                                             --                 --
   Death benefits                                                                --                 --
   Annuity payments                                                            (210)              (196)
                                                                             ------             ------
Increase (decrease) in net assets resulting from principal
   transactions                                                                (181)              (165)
                                                                             ------             ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         301                603

NET ASSETS:
   Beginning of year                                                          2,573              2,258
                                                                             ------             ------
   End of year                                                               $2,874             $2,861
                                                                             ======             ======

+ Net investment income (loss) and capital gain distributions from mutual funds for the respective Sub-accounts have been restated due to a misclassification of short-term capital gains in prior years. See Note H for further disclosure.

                             See accompanying notes.

                                     VA I-29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. The following products are offered by the Account: Gallery, Ovation, Ovation Advisor, Immediate Variable Annuity ("IVA"), and Vanguard Lifetime Income Program Immediate Variable Annuity ("Vanguard SPIA"). The Variable Annuity product is no longer offered. Ovation Plus, Paradigm, Profile and Trilogy were discontinued as of May 1, 2003. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds (AIM V.I.):
   AIM V.I. Capital Appreciation Fund - Series I
   AIM V.I. International Growth Fund - Series I

The AllianceBernstein Growth Funds:
   AllianceBernstein Large Cap Growth Fund - Class A (1) (2)

AllianceBernstein Variable Products Series Funds, Inc.:
   AllianceBernstein Americas Government Income Portfolio - Class A AllianceBernstein Global Bond Portfolio - Class A
   AllianceBernstein Global Dollar Government Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class A
   AllianceBernstein Growth and Income Portfolio - Class B
   AllianceBernstein Growth Portfolio - Class A
   AllianceBernstein Growth Portfolio - Class B
   AllianceBernstein High Yield Portfolio - Class A
   AllianceBernstein International Portfolio - Class A
   AllianceBernstein International Value Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class A
   AllianceBernstein Money Market Portfolio - Class B
   AllianceBernstein Premier Growth Portfolio - Class A
   AllianceBernstein Premier Growth Portfolio - Class B
   AllianceBernstein Real Estate Investment Portfolio - Class A
   AllianceBernstein Small Cap Growth Portfolio - Class A (3)
   AllianceBernstein Small Cap Value Portfolio - Class A
   AllianceBernstein Technology Portfolio - Class A
   AllianceBernstein Technology Portfolio - Class B
   AllianceBernstein Total Return Portfolio - Class A
   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B AllianceBernstein Utility Income Portfolio - Class A
   AllianceBernstein Value Portfolio - Class B
   AllianceBernstein Worldwide Privatization Portfolio - Class A

American Funds(R):
   American Funds(R) AMCAP Fund(R)(1)
   American Funds(R) The Bond Fund of America(SM) (1)
   American Funds(R) Capital World Growth and Income Fund,(SM) Inc. (1) American Funds(R) EuroPacific Growth Fund(R)(1)
   American Funds(R) The Investment Company of America(R)(1)
   American Funds(R) The New Economy Fund(R)(1)
   American Funds(R) SMALLCAP World Fund(R)(1)
   American Funds(R) Washington Mutual Investors Fund,(SM) Inc. (1)

Columbia Funds Trust I:
   Columbia High Yield Opportunity Fund (1) (4)

Columbia Funds Trust VII:
   Columbia Newport Tiger Fund (1) (5)

Delaware VIP Trust:
   Delaware VIP Balanced Series - Standard class
   Delaware VIP Capital Reserves Series - Standard class
   Delaware VIP Cash Reserves Series - Standard class
   Delaware VIP Growth Opportunities Series - Standard class
   Delaware VIP High Yield Series - Standard class
   Delaware VIP Value Series - Standard class (6)

Dreyfus Stock Index Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   Dreyfus VIF Small Company Stock Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class Fidelity(R) VIP High Income Portfolio - Initial Class

                                     VA I-30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Fidelity(R) Variable Insurance Products ("Fidelity VIP") - continued:
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Money Market Portfolio - Initial Class
   Fidelity(R) VIP Overseas Portfolio - Initial Class

Franklin(R) Templeton(R) Investments ("Franklin"):
   Franklin Templeton Foreign Fund - Class A (1)
   Franklin Gold and Precious Metals Fund - Class A (1)
   Franklin Mutual Financial Services Fund - Class A (1)

Mercury Variable Trust
   Mercury HW International VIP Portfolio (7)

Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch"): (8)
   Merrill Lynch American Balanced V.I. Fund - Class I (9)
   Merrill Lynch Basic Value V.I. Fund - Class I
   Merrill Lynch Core Bond V.I. Fund - Class I
   Merrill Lynch Developing Capital Markets V.I. Fund - Class I (10) Merrill Lynch Domestic Money Market V.I. Fund - Class I
   Merrill Lynch Global Allocation V.I. Fund - Class I (10)
   Merrill Lynch Global Growth V.I. Fund - Class I
   Merrill Lynch High Current Income V.I. Fund - Class I
   Merrill Lynch International Value V.I. Fund - Class I (7)
   Merrill Lynch Large Cap Core V.I. Fund - Class I
   Merrill Lynch Large Cap Growth V.I. Fund - Class I
   Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I Merrill Lynch Value Opportunities V.I. Fund - Class I (11)

MFS(R) Mutual Funds ("MFS"):
   MFS(R) Emerging Growth Fund (1)
   MFS(R) New Discovery Fund (1)
   MFS(R) Research Fund (1)

OppenheimerFunds(R):
   Oppenheimer Centennial Money Market Trust - Class A (1) (12)
   Oppenheimer International Bond Fund - Class A (1)
   Oppenheimer Strategic Income Fund - Class A (1)

Putnam Investments:
   Putnam Discovery Growth Fund (1) (13)
   Putnam Health Sciences Trust (1)
   Putnam International Capital Opportunities Fund (1) (12) (14)
   Putnam Voyager Fund (1)
   The Putnam Fund for Growth and Income (1)

UBS Series Trust ("UBS"):
   UBS U.S. Allocation Portfolio (15)

The Universal Institutional Funds, Inc. ("UIF"): (16)
   UIF Core Plus Fixed Income Portfolio - Class I
   UIF Equity Growth Portfolio - Class I
   UIF International Magnum Portfolio - Class I (1)
   UIF Mid Cap Growth Portfolio - Class I (1)
   UIF Money Market Portfolio - Class I (1)
   UIF Technology Portfolio - Class I
   UIF Value Portfolio - Class I

Van Eck Worldwide Insurance Trust ("Van Eck"):
   Van Eck Worldwide Emerging Markets Fund
   Van Eck Worldwide Hard Assets Fund

The Vanguard Group(R):
   Vanguard(R) 500 Index Fund
   Vanguard(R) Dividend Growth Fund (1)
   Vanguard(R) GNMA Fund
   Vanguard(R) Health Care Fund (17)
   Vanguard(R) Inflation-Protected Securities Fund
   Vanguard(R) International Growth Fund (1)
   Vanguard(R) LifeStrategy(R) Conservative Growth Fund
   Vanguard(R) LifeStrategy(R) Growth Fund
   Vanguard(R) LifeStrategy(R) Income Fund
   Vanguard(R) LifeStrategy(R) Moderate Growth Fund
   Vanguard(R) Prime Money Market Fund
   Vanguard(R) PRIMECAP Fund
   Vanguard(R) Small-Cap Growth Index Fund (1)
   Vanguard(R) Small-Cap Value Index Fund (1)
   Vanguard(R) Total Bond Market Index Fund
   Vanguard(R) Total International Stock Index Fund (17)
   Vanguard(R) U.S. Growth Fund
   Vanguard(R) Wellington(TM) Fund
   Vanguard(R) Windsor(TM) Fund

Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
   Vanguard(R) VIF Balanced Portfolio
   Vanguard(R) VIF Capital Growth Portfolio
   Vanguard(R) VIF Diversified Value Portfolio
   Vanguard(R) VIF Equity Income Portfolio
   Vanguard(R) VIF Equity Index Portfolio
   Vanguard(R) VIF Growth Portfolio
   Vanguard(R) VIF High Yield Bond Portfolio
   Vanguard(R) VIF International Portfolio
   Vanguard(R) VIF Mid-Cap Index Portfolio
   Vanguard(R) VIF Money Market Portfolio
   Vanguard(R) VIF REIT Index Portfolio
   Vanguard(R) VIF Short-Term Investment-Grade Portfolio (18)

                                     VA I-31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Vanguard(R) Variable Insurance Fund ("Vanguard VIF") - continued:
   Vanguard(R) VIF Small Company Growth Portfolio
   Vanguard(R) VIF Total Bond Market Index Portfolio
   Vanguard(R) VIF Total Stock Market Index Portfolio

(1)  Sub-accounts had no activity.
(2) Effective December 15, 2004, AllianceBernstein Premier Growth Fund - Class A changed its name to AllianceBernstein Large Cap Growth Fund - Class A.
(3) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(4) Effective October 13, 2003, Liberty High Yield Securities Fund changed its name to Columbia High Yield Opportunity Fund.
(5) Effective October 13, 2003, Liberty Newport Tiger Fund changed its name to Columbia Newport Tiger Fund.
(6) Effective July 30, 2004, Delaware VIP Large Cap Value Series changed its name to Delaware VIP Value Series.
(7) Effective November 21, 2003, Mercury HW International VIP Portfolio was reorganized into Merrill Lynch International Value V.I. Fund - Class I.
(8) Effective September 2, 2003, Merrill Lynch redesignated the share class for these funds to Class I.
(9) Effective November 21, 2003, Merrill Lynch American Balanced V.I. Fund - Class I was no longer an investment option.
(10) Effective November 21, 2003, Merrill Lynch Developing Capital Markets V.I. Fund - Class I was reorganized into Merrill Lynch Global Allocation V.I. Fund - Class I.
(11) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(12) Effective May 1, 2004, Oppenheimer Centennial Money Market Trust and Putnam International Capital Opportunities Fund were no longer available for investment in the IVA contract.
(13) Effective May 1, 2003, Putnam Voyager Fund II - Class A changed its name to Putnam Discovery Growth Fund.
(14) Effective May 1, 2003, Putnam International Voyager Fund - Class A changed its name to Putnam International Capital Opportunities Fund.
(15) Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.
(16) Effective May 1, 2003, the UIF portfolios are no longer available for investment in the IVA contract.
(17) Effective December 1, 2004, Vanguard Health Care Fund and Vanguard Total International Stock Index Fund are no longer offered as investment options in the IVA contract.
(18) Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

                                     VA I-32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. Payments between the Company and the Account are disclosed in the Statement of Changes in Net Assets as net transfers from (to) other Sub-accounts or fixed rate option.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation Unit - This is a measuring unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and IVA products are not subject to the annual administrative expense charge.

Daily charges for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. A summary of the charges by contract follows:

                                     VA I-33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

---------------------------------------------
                   Administrative Expenses and
                    Mortality & Expense Risks
Contracts              Maximum Annual Rate
----------------------------------------------
Gallery                       1.40%
----------------------------------------------
Ovation                       1.40%
----------------------------------------------
Ovation Advisor               1.40%
----------------------------------------------
Ovation Plus                  1.40%
----------------------------------------------
Paradigm                      1.40%
----------------------------------------------
Profile                       1.40%
----------------------------------------------
IVA                           1.25%
----------------------------------------------
Trilogy                       1.40%
----------------------------------------------
Vanguard SPIA                 0.52%
----------------------------------------------
Variable Annuity              1.40%
----------------------------------------------

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Other charges paid to the Company by redemption of units outstanding include the deductions for distribution expenses, Annual Ratchet Plans, Equity Assurance Plans, transfer fees, surrender charges or deferred sales charges and a partial withdrawal transaction charge.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and IVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers.

In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and IVA products are not subjected to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25.

                                     VA I-34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                                  Cost of Purchases   Proceeds from Sales
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                    $    27,108          $   391,160
AIM V.I. International Growth Funds - Series I                                       340,684              262,180
AllianceBernstein Americas Government Income Portfolio - Class A                   5,680,616           16,704,817
AllianceBernstein Global Bond Portfolio - Class A                                  4,166,019            5,535,092
AllianceBernstein Global Dollar Government Portfolio - Class A                     4,742,669            7,749,176
AllianceBernstein Growth and Income Portfolio - Class A                            9,061,307           60,021,613
AllianceBernstein Growth and Income Portfolio - Class B                           11,521,739           24,688,367
AllianceBernstein Growth Portfolio - Class A                                       3,474,725           23,538,415
AllianceBernstein Growth Portfolio - Class B                                       2,825,670            8,706,340
AllianceBernstein High Yield Portfolio - Class A                                   5,965,620           10,765,941
AllianceBernstein International Portfolio - Class A                                4,468,712            7,316,006
AllianceBernstein International Value Portfolio - Class A                          9,571,924            3,425,127
AllianceBernstein Money Market Portfolio - Class A                                19,307,511           31,497,803
AllianceBernstein Money Market Portfolio - Class B                                12,568,568           30,811,082
AllianceBernstein Premier Growth Portfolio - Class A                                 773,083           43,749,490
AllianceBernstein Premier Growth Portfolio - Class B                               1,343,519           14,916,460
AllianceBernstein Real Estate Investment Portfolio - Class A                       8,826,370            9,592,332
AllianceBernstein Small Cap Growth Portfolio - Class A                             5,202,424           12,443,644
AllianceBernstein Small Cap Value Portfolio - Class A                              7,615,579            9,606,397
AllianceBernstein Technology Portfolio - Class A                                   1,028,781           17,479,525
AllianceBernstein Technology Portfolio - Class B                                     992,569            7,661,632
AllianceBernstein Total Return Portfolio - Class A                                11,497,360           24,142,202
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A        7,870,942           30,203,350
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B          544,199            1,081,277
AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B                 1,827,589              825,552
AllianceBernstein Utility Income Portfolio - Class A                               4,531,742            7,766,517
AllianceBernstein Value Portfolio - Class B                                        9,601,702            7,731,003
AllianceBernstein Worldwide Privatization Portfolio - Class A                      7,507,606            8,197,581
Delaware VIP Balanced Series - Standard class                                         24,421              299,147
Delaware VIP Capital Reserves Series - Standard class                                 10,613               13,012
Delaware VIP Cash Reserves Series - Standard class                                   194,552              215,577
Delaware VIP Growth Opportunities Series - Standard class                             40,502               49,144
Delaware VIP High Yield Series - Standard class                                       52,510              255,481
Delaware VIP Value Series - Standard class                                           105,022              943,291
Dreyfus Stock Index Fund, Inc. - Initial shares                                      344,018            2,478,026
Dreyfus VIF Small Company Stock Portfolio - Initial shares                           430,008              509,610
Fidelity VIP Asset Manager Portfolio - Initial Class                                 369,835            2,164,827
Fidelity VIP Contrafund Portfolio - Initial Class                                    278,662              627,006
Fidelity VIP Growth Portfolio - Initial Class                                        115,448            1,867,223
Fidelity VIP High Income Portfolio - Initial Class                                   268,560              448,974
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         398,847            1,140,293
Fidelity VIP Money Market Portfolio - Initial Class                                1,191,465            3,151,957
Fidelity VIP Overseas Portfolio - Initial Class                                        9,638              162,792
Merrill Lynch Basic Value V.I. Fund - Class I                                        529,046            1,135,455
Merrill Lynch Core Bond V.I. Fund - Class I                                           21,691               50,822
Merrill Lynch Domestic Money Market V.I. Fund - Class I                              105,536              342,946
Merrill Lynch Global Allocation V.I. Fund - Class I                                  482,615              224,798
Merrill Lynch Global Growth V.I. Fund - Class I                                       19,611              126,251
Merrill Lynch High Current Income V.I. Fund - Class I                                150,353               96,325
Merrill Lynch International Value V.I. Fund - Class I                                176,768              271,350

                                     VA I-35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                                  Cost of Purchases   Proceeds from Sales
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Core V.I. Fund - Class I                                  $  144,152           $  242,217
Merrill Lynch Large Cap Growth V.I. Fund - Class I                                   256,973              211,112
Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I                    17,213               81,849
Merrill Lynch Value Opportunities V.I. Fund - Class I                                559,123              287,445
UBS U.S. Allocation Portfolio                                                        458,335            3,990,824
UIF Core Plus Fixed Income Portfolio - Class I                                         1,675                2,984
UIF Equity Growth Portfolio - Class I                                                    207                2,509
UIF Technology Portfolio - Class I                                                        63                1,019
UIF Value Portfolio - Class I                                                            102                   20
Van Eck Worldwide Emerging Markets Fund                                              136,310              339,925
Van Eck Worldwide Hard Assets Fund                                                   315,220               92,508
Vanguard 500 Index Fund                                                                  162                  655
Vanguard GNMA Fund                                                                    34,130                2,844
Vanguard Health Care Fund                                                             69,913                3,708
Vanguard Inflation-Protected Securities Fund                                          24,989                1,525
Vanguard LifeStrategy Conservative Growth Fund                                         1,360                3,157
Vanguard LifeStrategy Growth Fund                                                     38,419                5,569
Vanguard LifeStrategy Income Fund                                                    133,397                8,263
Vanguard LifeStrategy Moderate Growth Fund                                            87,923               19,147
Vanguard Prime Money Market Fund                                                          67                  418
Vanguard PRIMECAP Fund                                                                    26                  235
Vanguard Total Bond Market Index Fund                                                  5,053                  771
Vanguard Total International Stock Index Fund                                        246,557               14,875
Vanguard U.S. Growth Fund                                                                 22                  386
Vanguard VIF Balanced Portfolio                                                    1,459,917               91,338
Vanguard VIF Capital Growth Portfolio                                                 62,407                1,265
Vanguard VIF Diversified Value Portfolio                                             164,844               20,548
Vanguard VIF Equity Income Portfolio                                                 207,129               13,223
Vanguard VIF Equity Index Portfolio                                                  143,748               47,292
Vanguard VIF Growth Portfolio                                                         24,054                9,839
Vanguard VIF High Yield Bond Portfolio                                                16,973                  695
Vanguard VIF International Portfolio                                                  46,717               38,084
Vanguard VIF Mid-Cap Index Portfolio                                                  58,802               32,845
Vanguard VIF Money Market Portfolio                                                3,143,639            3,221,209
Vanguard VIF REIT Index Portfolio                                                     51,024               12,872
Vanguard VIF Short-Term Investment-Grade Portfolio                                   117,808               84,098
Vanguard VIF Small Company Growth Portfolio                                           33,346                8,811
Vanguard VIF Total Bond Market Index Portfolio                                       250,651               40,472
Vanguard VIF Total Stock Market Index Portfolio                                      622,765               36,648
Vanguard Wellington Fund                                                                 176                  243
Vanguard Windsor Fund                                                                     64                  231

                                     VA I-36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                         Net Asset  Value of Shares  Cost of Shares
Sub-accounts                                                                   Shares      Value     at Fair Value        Held
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I                                    58,618    $22.69     $  1,330,043    $  1,760,240
AIM V.I. International Growth Fund - Series I                                    69,944     19.77        1,382,786       1,062,674
AllianceBernstein Americas Government Income Portfolio - Class A              3,303,700     12.91       42,650,770      41,106,995
AllianceBernstein Global Bond Portfolio - Class A                             1,277,017     13.63       17,405,747      16,070,807
AllianceBernstein Global Dollar Government Portfolio - Class A                1,354,738     14.79       20,036,569      16,783,314
AllianceBernstein Growth and Income Portfolio - Class A                      10,777,824     24.08      259,529,993     232,073,073
AllianceBernstein Growth and Income Portfolio - Class B                       8,665,212     23.87      206,838,619     180,824,288
AllianceBernstein Growth Portfolio - Class A                                  5,628,061     18.30      102,993,524     140,573,927
AllianceBernstein Growth Portfolio - Class B                                  3,124,709     18.05       56,401,003      54,924,908
AllianceBernstein High Yield Portfolio - Class A                              4,893,319      7.97       38,999,754      35,828,826
AllianceBernstein International Portfolio - Class A                           3,050,697     15.26       46,553,633      31,141,686
AllianceBernstein International Value Portfolio - Class A                     2,075,264     16.71       34,677,663      23,072,259
AllianceBernstein Money Market Portfolio - Class A                           23,885,022      1.00       23,885,022      23,885,022
AllianceBernstein Money Market Portfolio - Class B                           15,791,306      1.00       15,791,306      15,791,306
AllianceBernstein Premier Growth Portfolio - Class A                          6,988,994     23.44      163,822,023     231,189,710
AllianceBernstein Premier Growth Portfolio - Class B                          3,352,123     23.11       77,467,555      83,472,057
AllianceBernstein Real Estate Investment Portfolio - Class A                  2,502,760     20.66       51,707,023      32,886,537
AllianceBernstein Small Cap Growth Portfolio - Class A                        4,219,880     11.65       49,161,599      40,576,361
AllianceBernstein Small Cap Value Portfolio - Class A                         3,683,630     16.84       62,032,327      44,813,294
AllianceBernstein Technology Portfolio - Class A                              4,792,410     15.27       73,180,107     145,917,204
AllianceBernstein Technology Portfolio - Class B                              1,870,952     15.08       28,213,958      32,828,111
AllianceBernstein Total Return Portfolio - Class A                            9,255,805     18.94      175,304,945     158,989,698
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A   7,297,786     12.28       89,616,817      88,896,320
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B     262,717     12.18        3,199,890       3,228,839
AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B              203,042     11.89        2,414,174       2,214,680
AllianceBernstein Utility Income Portfolio - Class A                          2,332,170     18.17       42,375,535      41,183,040
AllianceBernstein Value Portfolio - Class B                                   6,319,304     12.54       79,244,076      62,352,017
AllianceBernstein Worldwide Privatization Portfolio - Class A                 1,778,563     20.18       35,891,399      25,446,348
Delaware VIP Balanced Series - Standard class                                    70,509     13.36          941,999       1,099,919
Delaware VIP Capital Reserves Series - Standard class                            24,333      9.94          241,874         238,838
Delaware VIP Cash Reserves Series - Standard class                              469,999      1.00          469,999         469,999
Delaware VIP Growth Opportunities Series - Standard class                        78,639     15.96        1,255,076       1,705,207
Delaware VIP High Yield Series - Standard class                                  79,367      6.11          484,932         528,687
Delaware VIP Value Series - Standard class                                      242,367     18.46        4,474,101       3,913,721
Dreyfus Stock Index Fund, Inc. - Initial shares                                 269,950     30.89        8,338,761       8,502,358
Dreyfus VIF Small Company Stock Portfolio - Initial shares                       90,615     22.66        2,053,328       1,637,996
Fidelity VIP Asset Manager Portfolio - Initial Class                            469,644     14.85        6,974,219       7,204,053
Fidelity VIP Contrafund Portfolio - Initial Class                               137,440     26.62        3,658,658       3,296,651
Fidelity VIP Growth Portfolio - Initial Class                                   187,565     32.01        6,003,964       6,900,789
Fidelity VIP High Income Portfolio - Initial Class                              238,144      7.00        1,667,011       1,418,010
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                    254,438     13.25        3,371,298       3,362,770
Fidelity VIP Money Market Portfolio - Initial Class                           3,099,313      1.00        3,099,313       3,099,313
Fidelity VIP Overseas Portfolio - Initial Class                                  16,331     17.52          286,118         258,786
Merrill Lynch Basic Value V.I. Fund - Class I                                   530,560     15.70        8,329,799       7,191,250
Merrill Lynch Core Bond V.I. Fund - Class I                                      41,105     12.31          506,005         484,293
Merrill Lynch Domestic Money Market V.I. Fund - Class I                         591,599      1.00          591,599         591,599
Merrill Lynch Global Allocation V.I. Fund - Class I                             106,176     12.55        1,332,504       1,219,160

                                     VA I-37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2004.

                                                                                 Net Asset   Value of Shares   Cost of Shares
Sub-accounts                                                           Shares      Value      at Fair Value         Held
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund - Class I                         83,625    $  9.66      $   807,819       $ 1,066,119
Merrill Lynch High Current Income V.I. Fund - Class I                  110,118       8.12          894,162           877,342
Merrill Lynch International Value V.I. Fund - Class I                  158,466      13.67        2,166,236         1,710,335
Merrill Lynch Large Cap Core V.I. Fund - Class I                        62,448      29.38        1,834,713         1,768,108
Merrill Lynch Large Cap Growth V.I. Fund - Class I                      94,258       9.96          938,811           846,398
Merrill Lynch Utilities and Telecommunications V.I. Fund - Class I      49,179       9.03          444,087           581,483
Merrill Lynch Value Opportunities V.I. Fund - Class I                  112,579      26.17        2,946,181         2,613,901
UBS U.S. Allocation Portfolio                                        1,399,707      13.50       18,896,041        21,220,360
UIF Core Plus Fixed Income Portfolio - Class I                           3,215      11.56           37,169            36,781
UIF Equity Growth Portfolio - Class I                                    2,390      13.75           32,867            31,431
UIF Technology Portfolio - Class I                                       3,696       3.59           13,268            15,438
UIF Value Portfolio - Class I                                              184      14.88            2,734             1,716
Van Eck Worldwide Emerging Markets Fund                                 33,541      15.21          510,155           325,462
Van Eck Worldwide Hard Assets Fund                                      19,848      18.36          364,401           324,272
Vanguard 500 Index Fund                                                     74     111.64            8,292             7,421
Vanguard GNMA Fund                                                       3,170      10.44           33,095            33,030
Vanguard Health Care Fund                                                  535     126.79           67,834            66,147
Vanguard Inflation-Protected Securities Fund                             1,909      12.57           23,995            23,486
Vanguard LifeStrategy Conservative Growth Fund                           2,253      15.26           34,379            29,998
Vanguard LifeStrategy Growth Fund                                        4,819      20.04           96,576            85,339
Vanguard LifeStrategy Income Fund                                       10,972      13.53          148,456           145,006
Vanguard LifeStrategy Moderate Growth Fund                              16,325      17.91          292,373           270,679
Vanguard Prime Money Market Fund                                         4,992       1.00            4,992             4,992
Vanguard PRIMECAP Fund                                                      50      62.30            3,111             2,429
Vanguard Total Bond Market Index Fund                                      929      10.27            9,545             9,589
Vanguard Total International Stock Index Fund                           21,561      12.60          271,666           232,438
Vanguard U.S. Growth Fund                                                  301      16.18            4,876             4,693
Vanguard VIF Balanced Portfolio                                         99,278      18.62        1,848,551         1,745,896
Vanguard VIF Capital Growth Portfolio                                    4,460      15.07           67,212            61,190
Vanguard VIF Diversified Value Portfolio                                13,613      13.55          184,458           163,048
Vanguard VIF Equity Income Portfolio                                    10,506      19.45          204,337           193,576
Vanguard VIF Equity Index Portfolio                                      3,650      28.29          103,272            94,926
Vanguard VIF Growth Portfolio                                            1,265      11.67           14,759            13,588
Vanguard VIF High Yield Bond Portfolio                                   1,894       9.02           17,085            16,252
Vanguard VIF International Portfolio                                     5,178      15.15           78,448            67,615
Vanguard VIF Mid-Cap Index Portfolio                                     3,604      16.27           58,641            50,365
Vanguard VIF Money Market Portfolio                                      4,434       1.00            4,434             4,434
Vanguard VIF REIT Index Portfolio                                        3,858      20.09           77,503            63,829
Vanguard VIF Short-Term Investment-Grade Portfolio                       4,635      10.62           49,223            48,384
Vanguard VIF Small Company Growth Portfolio                              2,436      19.48           47,446            41,108
Vanguard VIF Total Bond Market Index Portfolio                          17,815      11.48          204,512           207,326
Vanguard VIF Total Stock Market Index Portfolio                         23,820      28.60          681,258           604,520
Vanguard Wellington Fund                                                    98      30.19            2,951             2,708
Vanguard Windsor Fund                                                      166      18.07            2,999             2,513

                                     VA I-38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2004.

                                                         Accumulation   Accumulation      Annuity    Annuity Units  Net Increase
Sub-accounts                                             Units Issued  Units Redeemed  Units Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I                  --            (814)          --             --            (814)
3 AIM V.I. Capital Appreciation Fund - Series I                 626         (34,461)          --           (123)        (33,958)
2 AIM V.I. International Growth Fund - Series I                  --            (167)          --             --            (167)
3 AIM V.I. International Growth Fund - Series I              28,069         (21,378)          --             --           6,691
1 AllianceBernstein Americas Government Income
     Portfolio - Class A                                     13,930        (662,269)         602           (739)       (648,476)
2 AllianceBernstein Americas Government Income
     Portfolio - Class A                                         41         (18,272)          --             --         (18,231)
1 AllianceBernstein Global Bond Portfolio - Class A          43,861        (171,243)         261           (353)       (127,474)
2 AllianceBernstein Global Bond Portfolio - Class A              83         (10,794)          --             --         (10,711)
3 AllianceBernstein Global Bond Portfolio - Class A              --          (2,047)          --             --          (2,047)
1 AllianceBernstein Global Dollar Government Portfolio
     - Class A                                                6,553        (142,086)         234           (223)       (135,522)
2 AllianceBernstein Global Dollar Government Portfolio
     - Class A                                                   51         (11,218)          --             --         (11,167)
1 AllianceBernstein Growth and Income Portfolio
     - Class A                                               55,422      (1,286,252)       5,829         (6,873)     (1,231,874)
2 AllianceBernstein Growth and Income Portfolio
     - Class A                                                  104         (31,236)          --             --         (31,132)
3 AllianceBernstein Growth and Income Portfolio
     - Class A                                                  447        (174,698)          16           (231)       (174,466)
4 AllianceBernstein Growth and Income Portfolio
     - Class B                                              205,472        (505,050)         459           (152)       (299,271)
5 AllianceBernstein Growth and Income Portfolio
     - Class B                                                  222         (32,473)          --             --         (32,251)
1 AllianceBernstein Growth Portfolio - Class A               16,102        (752,742)         274         (6,942)       (743,308)
2 AllianceBernstein Growth Portfolio - Class A                5,110          (7,060)          --             --          (1,950)
3 AllianceBernstein Growth Portfolio - Class A                  385         (99,267)          --             --         (98,882)
4 AllianceBernstein Growth Portfolio - Class B               25,610        (243,635)          --             --        (218,025)
5 AllianceBernstein Growth Portfolio - Class B                   20          (8,758)          --             --          (8,738)
1 AllianceBernstein High Yield Portfolio - Class A           10,429        (637,614)          --           (259)       (627,444)
2 AllianceBernstein High Yield Portfolio - Class A              272         (30,718)          --              -         (30,446)
1 AllianceBernstein International Portfolio - Class A       268,673        (454,521)       3,295         (1,024)       (183,577)
2 AllianceBernstein International Portfolio - Class A         3,426          (4,720)          --             --          (1,294)
1 AllianceBernstein International Value Portfolio -
     Class A                                                649,999        (198,126)          --             --         451,873
2 AllianceBernstein International Value Portfolio -
     Class A                                                 12,934          (6,634)          --             --           6,300
1 AllianceBernstein Money Market Portfolio - Class A         41,774        (960,692)      31,087        (32,412)       (920,243)
2 AllianceBernstein Money Market Portfolio - Class A          6,954         (23,937)          --             --         (16,983)
4 AllianceBernstein Money Market Portfolio - Class B         37,036      (1,482,765)          --             --      (1,445,729)
5 AllianceBernstein Money Market Portfolio - Class B         31,669         (13,639)          --             --          18,030
1 AllianceBernstein Premier Growth Portfolio - Class A       14,226      (1,603,592)      10,538         (9,557)     (1,588,385)
2 AllianceBernstein Premier Growth Portfolio - Class A          597         (49,769)          --             --         (49,172)
3 AllianceBernstein Premier Growth Portfolio - Class A           --         (11,440)           2           (185)        (11,623)
4 AllianceBernstein Premier Growth Portfolio - Class B       29,456        (521,862)         547            (32)       (491,891)
5 AllianceBernstein Premier Growth Portfolio - Class B          316         (19,117)          --             --         (18,801)
1 AllianceBernstein Real Estate Investment Portfolio -
     Class A                                                278,051        (323,487)       1,847         (1,107)        (44,696)
2 AllianceBernstein Real Estate Investment Portfolio -
     Class A                                                    301         (32,454)          --             --         (32,153)
1 AllianceBernstein Small Cap Growth Portfolio -
     Class A                                                 41,624        (628,638)       2,595         (1,856)       (586,275)
2 AllianceBernstein Small Cap Growth Portfolio -
     Class A                                                    197         (23,977)          --             --         (23,780)
3 AllianceBernstein Small Cap Growth Portfolio -
     Class A                                                  2,135         (12,685)          --             --         (10,550)
1 AllianceBernstein Small Cap Value Portfolio - Class A     162,910        (339,507)          --             --        (176,597)
2 AllianceBernstein Small Cap Value Portfolio - Class A       2,040          (4,831)          --             --          (2,791)
1 AllianceBernstein Technology Portfolio - Class A           12,243      (1,013,683)       3,463         (9,646)     (1,007,623)
2 AllianceBernstein Technology Portfolio - Class A              347         (36,682)          --             --         (36,335)
3 AllianceBernstein Technology Portfolio - Class A              493         (28,916)          --             --         (28,423)
4 AllianceBernstein Technology Portfolio - Class B           10,019        (431,176)          --             --        (421,157)
5 AllianceBernstein Technology Portfolio - Class B               31         (10,536)          --             --         (10,505)
1 AllianceBernstein Total Return Portfolio - Class A        359,166        (940,090)       3,077         (1,783)       (579,630)
2 AllianceBernstein Total Return Portfolio - Class A            237         (25,351)          --             --         (25,114)

                                     VA I-39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                             Accumulation   Accumulation      Annuity    Annuity Units  Net Increase
Sub-accounts                                                 Units Issued  Units Redeemed  Units Issued     Redeemed     (Decrease)
------------------------------------------------------------------------------------------------------------------------------------
3 AllianceBernstein Total Return Portfolio - Class A                 31         (19,301)         --              --         (19,270)
1 AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class A                                         30,283      (1,654,117)        397          (2,537)     (1,625,974)
2 AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class A                                            127         (57,224)         --              --         (57,097)
4 AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class B                                             --         (35,181)         --              --         (35,181)
5 AllianceBernstein U.S. Government/High Grade Securities
     Portfolio - Class B                                             --          (8,391)         --              --          (8,391)
1 AllianceBernstein U.S. Large Cap Blended Style Portfolio
     - Class B                                                  107,433         (17,901)         --              --          89,532
2 AllianceBernstein U.S. Large Cap Blended Style Portfolio
     - Class B                                                    8,073          (1,425)         --              --           6,648
1 AllianceBernstein Utility Income Portfolio - Class A           87,797        (275,180)         --             (59)       (187,442)
2 AllianceBernstein Utility Income Portfolio - Class A              132          (9,857)         --              --          (9,725)
4 AllianceBernstein Value Portfolio - Class B                   734,533        (530,311)         --              --         204,222
5 AllianceBernstein Value Portfolio - Class B                     5,018         (13,611)         --              --          (8,593)
1 AllianceBernstein Worldwide Privatization Portfolio -
     Class A                                                    178,351        (197,466)        585          (1,937)        (20,467)
2 AllianceBernstein Worldwide Privatization Portfolio -
     Class A                                                        212          (6,098)         --              --          (5,886)
7 Delaware VIP Balanced Series - Standard class                      --          (9,072)         --              --          (9,072)
7 Delaware VIP Balanced Series - Standard class                      --          (4,429)         --              --          (4,429)
7 Delaware VIP Capital Reserves Series - Standard class              --              (5)         --              --              (5)
7 Delaware VIP Capital Reserves Series - Standard class              --            (596)         --              --            (596)
7 Delaware VIP Cash Reserves Series - Standard class             11,354         (12,517)         --              --          (1,163)
7 Delaware VIP Growth Opportunities Series - Standard class       1,613              (2)         --              --           1,611
7 Delaware VIP Growth Opportunities Series - Standard class          --          (1,275)         --              --          (1,275)
7 Delaware VIP High Yield Series - Standard class                    --          (3,299)         --              --          (3,299)
7 Delaware VIP High Yield Series - Standard class                   317          (8,851)         --              --          (8,534)
7 Delaware VIP Value Series - Standard class                         --              (1)         --          (1,002)         (1,003)
7 Delaware VIP Value Series - Standard class                         --         (25,323)        717              --         (24,606)
2 Dreyfus Stock Index Fund, Inc. - Initial shares                    --          (1,276)         --              --          (1,276)
3 Dreyfus Stock Index Fund, Inc. - Initial shares                 2,215        (124,233)         16            (311)       (122,313)
2 Dreyfus VIF Small Company Stock Portfolio - Initial
     shares                                                          --              --          --              --              --
3 Dreyfus VIF Small Company Stock Portfolio - Initial
     shares                                                       9,497         (24,179)         --              --         (14,682)
2 Fidelity VIP Asset Manager Portfolio - Initial Class               --          (1,570)         --              --          (1,570)
3 Fidelity VIP Asset Manager Portfolio - Initial Class            1,134        (122,869)          5            (164)       (121,894)
2 Fidelity VIP Contrafund Portfolio - Initial Class                  --              (3)         --              --              (3)
3 Fidelity VIP Contrafund Portfolio - Initial Class              14,092         (35,025)         22            (141)        (21,052)
2 Fidelity VIP Growth Portfolio - Initial Class                      --              --          --              --              --
3 Fidelity VIP Growth Portfolio - Initial Class                   1,236        (107,643)          2            (199)       (106,604)
2 Fidelity VIP High Income Portfolio - Initial Class                 --              (1)         --              --              (1)
3 Fidelity VIP High Income Portfolio - Initial Class              7,828         (36,548)         --              --         (28,720)
3 Fidelity VIP Investment Grade Bond Portfolio - Initial
     Class                                                          546         (62,418)         25            (385)        (62,232)
3 Fidelity VIP Money Market Portfolio - Initial Class               968        (158,410)         --              --        (157,442)
3 Fidelity VIP Overseas Portfolio - Initial Class                   180         (11,904)         --              --         (11,724)
1 Merrill Lynch Basic Value V.I. Fund - Class I                   2,888         (38,104)        397             (45)        (34,864)
2 Merrill Lynch Basic Value V.I. Fund - Class I                      --          (2,616)         --              --          (2,616)
1 Merrill Lynch Core Bond V.I. Fund - Class I                       165          (3,278)         --              --          (3,113)
2 Merrill Lynch Core Bond V.I. Fund - Class I                        --              (3)         --              --              (3)
1 Merrill Lynch Domestic Money Market V.I. Fund - Class I            --         (20,422)         --              --         (20,422)
2 Merrill Lynch Domestic Money Market V.I. Fund - Class I            --              (1)         --              --              (1)
1 Merrill Lynch Global Allocation V.I. Fund - Class I            32,409          (3,245)         --              --          29,164
2 Merrill Lynch Global Allocation V.I. Fund - Class I               987         (11,343)         --              --         (10,356)
1 Merrill Lynch Global Growth V.I. Fund - Class I                    --         (13,525)         --              --         (13,525)

                                     VA I-40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                            Accumulation   Accumulation      Annuity    Annuity Units  Net Increase
Sub-accounts                                                Units Issued  Units Redeemed  Units Issued     Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
2 Merrill Lynch Global Growth V.I. Fund - Class I                  --             (66)            --            --            (66)
1 Merrill Lynch High Current Income V.I. Fund - Class I         4,333          (5,410)            --            --         (1,077)
2 Merrill Lynch High Current Income V.I. Fund - Class I         1,114             (58)            --            --          1,056
1 Merrill Lynch International Value V.I. Fund - Class I            11          (9,214)            --            --         (9,203)
2 Merrill Lynch International Value V.I. Fund - Class I           744          (1,249)            --            --           (505)
1 Merrill Lynch Large Cap Core V.I. Fund - Class I              3,949         (11,294)           414           (48)        (6,979)
2 Merrill Lynch Large Cap Core V.I. Fund - Class I                590              (9)            --            --            581
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I           24,419         (18,001)            --            --          6,418
1 Merrill Lynch Utilities and Telecommunications V.I. Fund
     - Class I                                                     --          (5,653)            --            --         (5,653)
2 Merrill Lynch Utilities and Telecommunications V.I. Fund
     - Class I                                                     --              --             --            --             --
1 Merrill Lynch Value Opportunities V.I. Fund - Class I         7,538          (6,741)            --            --            797
2 Merrill Lynch Value Opportunities V.I. Fund - Class I            --          (1,623)            --            --         (1,623)
1 UBS U.S. Allocation Portfolio                                    42        (231,192)            --          (421)      (231,571)
2 UBS U.S. Allocation Portfolio                                    --         (13,661)            --            --        (13,661)
1 UIF Core Plus Fixed Income Portfolio - Class I                   --              --             15          (241)          (226)
1 UIF Equity Growth Portfolio - Class I                            --              --             16          (244)          (228)
1 UIF Technology Portfolio - Class I                               --              --              8          (121)          (113)
1 UIF Value Portfolio - Class I                                    --              --             --          (211)          (211)
3 Van Eck Worldwide Emerging Markets Fund                       1,318         (20,029)            --            --        (18,711)
3 Van Eck Worldwide Hard Assets Fund                           23,323          (4,770)            --            --         18,553
1 Vanguard 500 Index Fund                                          --              --              7           (63)           (56)
6 Vanguard GNMA Fund                                               --              --          3,086          (104)         2,982
6 Vanguard Health Care Fund                                        --              --          6,036          (338)         5,698
6 Vanguard Inflation-Protected Securities Fund                     --              --          2,289          (139)         2,150
1 Vanguard LifeStrategy Conservative Growth Fund                   --              --             34          (262)          (228)
1 Vanguard LifeStrategy Growth Fund                                --              --             14          (105)           (91)
6 Vanguard LifeStrategy Growth Fund                                --              --          3,316          (355)         2,961
1 Vanguard LifeStrategy Income Fund                                --              --             99          (235)          (136)
6 Vanguard LifeStrategy Income Fund                                --              --         12,279          (509)        11,770
6 Vanguard LifeStrategy Moderate Growth Fund                       --              --          7,450        (1,638)         5,812
1 Vanguard Prime Money Market Fund                                 --              --              5           (42)           (37)
1 Vanguard PRIMECAP Fund                                           --              --              3           (22)           (19)
1 Vanguard Total Bond Market Index Fund                            --              --            431           (72)           359
6 Vanguard Total International Stock Index Fund                    --              --         20,824        (1,168)        19,656
1 Vanguard U.S. Growth Fund                                        --              --              5           (43)           (38)
6 Vanguard VIF Balanced Portfolio                                  --              --        123,541        (4,676)       118,865
6 Vanguard VIF Capital Growth Portfolio                            --              --          5,417           (98)         5,319
6 Vanguard VIF Diversified Value Portfolio                         --              --         12,443          (321)        12,122
1 Vanguard VIF Equity Income Portfolio                             --              --          1,691           (45)         1,646
6 Vanguard VIF Equity Income Portfolio                             --              --         14,995          (226)        14,769
6 Vanguard VIF Equity Index Portfolio                              --              --         11,484        (2,893)         8,591
6 Vanguard VIF Growth Portfolio                                    --              --          1,368           (74)         1,294
6 Vanguard VIF High Yield Bond Portfolio                           --              --          1,573           (63)         1,510
6 Vanguard VIF International Portfolio                             --              --          1,511          (958)           553
6 Vanguard VIF Mid-Cap Index Portfolio                             --              --          2,804          (569)         2,235
1 Vanguard VIF Money Market Portfolio                              --              --          2,666        (2,666)            --
6 Vanguard VIF Money Market Portfolio                              --              --        347,586      (355,339)        (7,753)
1 Vanguard VIF REIT Index Portfolio                                --              --          1,832          (101)         1,731
6 Vanguard VIF REIT Index Portfolio                                --              --          1,842          (321)         1,521
6 Vanguard VIF Short-Term Investment-Grade Portfolio               --              --          4,923        (1,641)         3,282
6 Vanguard VIF Small Company Growth Portfolio                      --              --          2,946          (612)         2,334
6 Vanguard VIF Total Bond Market Index Portfolio                   --              --         22,215        (2,764)        19,451

                                     VA I-41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                            Accumulation   Accumulation      Annuity    Annuity Units  Net Increase
Sub-accounts                                                Units Issued  Units Redeemed  Units Issued     Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------------------------------------
6 Vanguard VIF Total Stock Market Index Portfolio                --             --           57,340        (3,149)        54,191
1 Vanguard Wellington Fund                                       --             --                2           (21)           (19)
1 Vanguard Windsor Fund                                          --             --                2           (21)           (19)

Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3    Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6    Vanguard SPIA product.
7    Variable Annuity product.

                                     VA I-42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Sub-accounts                           Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
-------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund
     - Series I                                 --             (50)           --               --              (50)
3 AIM V.I. Capital Appreciation Fund
     - Series I                              2,309         (19,775)           26             (141)         (17,581)
2 AIM V.I. International Growth Fund
     - Series I                                  1              (2)           --               --               (1)
3 AIM V.I. International Growth Fund
     - Series I                                308         (43,511)           --               --          (43,203)
1 AllianceBernstein Americas
     Government Income Portfolio -
     Class A                                61,213        (851,871)           36             (796)        (791,418)
2 AllianceBernstein Americas
     Government Income Portfolio -
     Class A                                    44         (29,773)           --               --          (29,729)
1 AllianceBernstein Global Bond
     Portfolio - Class A                   127,936        (163,670)          247             (344)         (35,831)
2 AllianceBernstein Global Bond
     Portfolio - Class A                     7,674            (993)           --               --            6,681
3 AllianceBernstein Global Bond
     Portfolio - Class A                        --         (15,353)           --               --          (15,353)
1 AllianceBernstein Global Dollar
     Government Portfolio - Class A         13,825        (147,331)          531             (750)        (133,725)
2 AllianceBernstein Global Dollar
     Government Portfolio - Class A          4,857          (2,563)           --               --            2,294
1 AllianceBernstein Growth and
     Income Portfolio - Class A             20,016      (1,129,791)        1,243          (15,648)      (1,124,180)
2 AllianceBernstein Growth and
     Income Portfolio - Class A                101         (16,270)           --               --          (16,169)
3 AllianceBernstein Growth and
     Income Portfolio - Class A            193,353         (60,496)           39             (253)         132,643
4 AllianceBernstein Growth and
     Income Portfolio - Class B            249,096        (443,425)        1,963              (82)        (192,448)
5 AllianceBernstein Growth and
     Income Portfolio - Class B              8,211          (9,090)           --               --             (879)
1 AllianceBernstein Growth Portfolio
     - Class A                              11,767        (789,883)        4,861           (2,777)        (776,032)
2 AllianceBernstein Growth Portfolio
     - Class A                                  12         (14,437)           --               --          (14,425)
3 AllianceBernstein Growth Portfolio
     - Class A                             117,770         (55,364)           --               --           62,406
4 AllianceBernstein Growth Portfolio
     - Class B                             163,301        (218,314)           --               --          (55,013)
5 AllianceBernstein Growth Portfolio
     - Class B                               5,183          (2,040)           --               --            3,143
1 AllianceBernstein High Yield
     Portfolio - Class A                 1,031,497        (600,239)           13           (2,415)         428,856
2 AllianceBernstein High Yield
     Portfolio - Class A                    24,176         (12,089)           --               --           12,087
1 AllianceBernstein International
     Portfolio - Class A                    24,725        (489,512)          102             (629)        (465,314)
2 AllianceBernstein International
     Portfolio - Class A                     8,731          (5,591)           --               --            3,140
1 AllianceBernstein International
     Value Portfolio - Class A             343,696        (117,421)           --               --          226,275
2 AllianceBernstein International
     Value Portfolio - Class A               1,807          (5,352)           --               --           (3,545)
1 AllianceBernstein Money Market
     Portfolio - Class A                     5,251      (2,292,628)           66           (1,458)      (2,288,769)
2 AllianceBernstein Money Market
     Portfolio - Class A                        --         (66,836)           --               --          (66,836)
4 AllianceBernstein Money Market
     Portfolio - Class B                   164,505        (990,004)           --               --         (825,499)
5 AllianceBernstein Money Market
     Portfolio - Class B                       416         (57,755)           --               --          (57,339)
1 AllianceBernstein Premier Growth
     Portfolio - Class A                    36,391      (1,510,708)        4,163           (6,024)      (1,476,178)
2 AllianceBernstein Premier Growth
     Portfolio - Class A                       414         (35,178)           --               --          (34,764)
3 AllianceBernstein Premier Growth
     Portfolio - Class A                        --        (207,115)           45             (222)        (207,292)
4 AllianceBernstein Premier Growth
     Portfolio - Class B                    38,485        (313,314)           --               --         (274,829)
5 AllianceBernstein Premier Growth
     Portfolio - Class B                     2,163         (10,267)           --               --           (8,104)
1 AllianceBernstein Real Estate
     Investment Portfolio - Class A        143,561        (252,915)           47           (1,253)        (110,560)
2 AllianceBernstein Real Estate
     Investment Portfolio - Class A             --          (8,835)           --               --           (8,835)
1 AllianceBernstein Small Cap Growth
     Portfolio - Class A                   396,416        (600,167)           26           (2,021)        (205,746)
2 AllianceBernstein Small Cap Growth
     Portfolio - Class A                    21,623         (16,720)           --               --            4,903
3 AllianceBernstein Small Cap Growth
     Portfolio - Class A                       134         (17,181)           --               --          (17,047)
1 AllianceBernstein Small Cap Value
     Portfolio - Class A                   529,913        (308,019)           --               --          221,894
2 AllianceBernstein Small Cap Value
     Portfolio - Class A                     8,333          (6,984)           --               --            1,349
1 AllianceBernstein Technology
     Portfolio - Class A                    19,735      (1,093,535)        6,801           (3,164)      (1,070,163)
2 AllianceBernstein Technology
     Portfolio - Class A                       215         (37,323)           --               --          (37,108)
3 AllianceBernstein Technology
     Portfolio - Class A                     3,030         (28,368)           --               --          (25,338)
4 AllianceBernstein Technology
     Portfolio - Class B                    96,439        (156,297)           --               --          (59,858)
5 AllianceBernstein Technology
     Portfolio - Class B                     8,707          (6,327)           --               --            2,380
1 AllianceBernstein Total Return
     Portfolio - Class A                   762,238        (882,699)          104           (1,464)        (121,821)
2 AllianceBernstein Total Return
     Portfolio - Class A                    50,298         (14,498)           --               --           35,800
3 AllianceBernstein Total Return
     Portfolio - Class A                       126         (19,949)           --               --          (19,823)

                                     VA I-43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Sub-accounts                           Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
-------------------------------------------------------------------------------------------------------------------
1 AllianceBernstein U.S. Government/
     High Grade Securities Portfolio
     - Class A                              47,639      (2,184,471)         384           (3,084)       (2,139,532)
2 AllianceBernstein U.S. Government/
     High Grade Securities Portfolio
     - Class A                                 976         (21,892)          --               --           (20,916)
4 AllianceBernstein U.S. Government/
     High Grade Securities Portfolio
     - Class B                                  --         (26,385)          --               --           (26,385)
5 AllianceBernstein U.S. Government/
     High Grade Securities Portfolio
     - Class B                               1,737            (614)          --               --             1,123
1 AllianceBernstein U.S. Large Cap
     Blended Style Portfolio -
     Class B                               107,694            (895)          --               --           106,799
2 AllianceBernstein U.S. Large Cap
     Blended Style Portfolio -
     Class B                                 2,575              (4)          --               --             2,571
1 AllianceBernstein Utility Income
     Portfolio - Class A                    19,453        (326,879)          --              (61)         (307,487)
2 AllianceBernstein Utility Income
     Portfolio - Class A                        22          (4,011)          --               --            (3,989)
4 AllianceBernstein Value Portfolio
     - Class B                           1,040,685        (497,494)          --               --           543,191
5 AllianceBernstein Value Portfolio
     - Class B                              32,942         (11,051)          --               --            21,891
1 AllianceBernstein Worldwide
     Privatization Portfolio -
     Class A                                55,422        (223,074)          39           (1,675)         (169,288)
2 AllianceBernstein Worldwide
     Privatization Portfolio -
     Class A                                 3,110          (3,452)          --               --              (342)
7 Delaware VIP Balanced Series -
     Standard class                             --          (2,269)          --               --            (2,269)
7 Delaware VIP Balanced Series -
     Standard class                             --         (11,369)          --               --           (11,369)
7 Delaware VIP Capital Reserves
     Series - Standard class                    --            (858)          --               --              (858)
7 Delaware VIP Capital Reserves
     Series - Standard class                    --          (4,791)          --               --            (4,791)
7 Delaware VIP Cash Reserves Series
     - Standard class                           --         (47,845)          --               --           (47,845)
7 Delaware VIP Growth Opportunities
     Series - Standard class                    --          (1,132)          --               --            (1,132)
7 Delaware VIP Growth Opportunities
     Series - Standard class                    --          (1,089)          --               --            (1,089)
7 Delaware VIP High Yield Series -
     Standard class                             --            (905)          --               --              (905)
7 Delaware VIP High Yield Series -
     Standard class                             --          (1,980)          --               --            (1,980)
7 Delaware VIP Value Series -
     Standard class                             --              (2)          --             (176)             (178)
7 Delaware VIP Value Series -
     Standard class                          5,396         (34,081)          --               --           (28,685)
2 Dreyfus Stock Index Fund, Inc. -
     Initial shares                             --              (1)          --               --                (1)
3 Dreyfus Stock Index Fund, Inc. -
     Initial shares                          2,484         (95,718)          61             (353)          (93,526)
2 Dreyfus VIF Small Company Stock
     Portfolio - Initial shares                 --              (1)          --               --                (1)
3 Dreyfus VIF Small Company Stock
     Portfolio - Initial shares              4,866         (14,405)          --               --            (9,539)
2 Fidelity VIP Asset Manager
     Portfolio - Initial Class                  --              --           --               --                --
3 Fidelity VIP Asset Manager
     Portfolio - Initial Class               1,042         (78,914)          41             (203)          (78,034)
2 Fidelity VIP Contrafund Portfolio
     - Initial Class                           309              (1)          --               --               308
3 Fidelity VIP Contrafund Portfolio
     - Initial Class                         1,187         (60,806)          24             (134)          (59,729)
2 Fidelity VIP Growth Portfolio -
     Initial Class                              --              (1)          --               --                (1)
3 Fidelity VIP Growth Portfolio -
     Initial Class                           2,792         (89,460)          50             (241)          (86,859)
2 Fidelity VIP High Income Portfolio
     - Initial Class                            --              (1)          --               --                (1)
3 Fidelity VIP High Income Portfolio
     - Initial Class                        10,263         (42,125)          --               --           (31,862)
3 Fidelity VIP Investment Grade Bond
     Portfolio - Initial Class                 335        (182,035)          92             (468)         (182,076)
2 Fidelity VIP Money Market
     Portfolio - Initial Class                  --            (434)          --               --              (434)
3 Fidelity VIP Money Market
     Portfolio - Initial Class               1,411        (320,321)          --               --          (318,910)
3 Fidelity VIP Overseas Portfolio -
     Initial Class                             283         (23,269)          --               --           (22,986)
1 Mercury HW International VIP
     Portfolio                                  --        (160,731)          --               --          (160,731)
2 Mercury HW International VIP
     Portfolio                                  --          (8,846)          --               --            (8,846)
1 Merrill Lynch American Balanced
     V.I. Fund - Class I                        --          (1,178)          --               --            (1,178)
1 Merrill Lynch Basic Value V.I
     Fund - Class I                         20,173         (39,571)          --               --           (19,398)
2 Merrill Lynch Basic Value V.I
     Fund - Class I                             --          (4,841)          --               --            (4,841)
1 Merrill Lynch Core Bond V.I. Fund
     - Class I                                  --          (6,303)          --               --            (6,303)
2 Merrill Lynch Core Bond V.I. Fund
     - Class I                                  --              (4)          --               --                (4)
1 Merrill Lynch Developing Capital
     Markets V.I. Fund - Class I                --         (14,501)          --               --           (14,501)
2 Merrill Lynch Developing Capital
     Markets V.I. Fund - Class I                --          (3,987)          --               --            (3,987)

                                     VA I-44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2003.

                                       Accumulation    Accumulation    Annuity Units   Annuity Units   Net Increase
Sub-accounts                           Units Issued   Units Redeemed       Issued         Redeemed      (Decrease)
-------------------------------------------------------------------------------------------------------------------
1 Merrill Lynch Domestic Money
     Market V.I. Fund - Class I                --         (39,636)             --              --         (39,636)
2 Merrill Lynch Domestic Money
     Market V.I. Fund - Class I                --              --              --              --              --
1 Merrill Lynch Global Allocation
     V.I. Fund - Class I                   18,037          (6,146)             --              --          11,891
2 Merrill Lynch Global Allocation
     V.I. Fund - Class I                   11,075             (40)             --              --          11,035
1 Merrill Lynch Global Growth V.I
     Fund - Class I                         6,240          (1,333)             --              --           4,907
2 Merrill Lynch Global Growth V.I
     Fund - Class I                           906             (53)             --              --             853
1 Merrill Lynch High Current Income
     V.I. Fund - Class I                   10,792          (4,507)             --              --           6,285
2 Merrill Lynch High Current Income
     V.I. Fund - Class I                      754             (44)             --              --             710
1 Merrill Lynch International Value
     V.I. Fund - Class I                  171,250         (16,606)             --              --         154,644
2 Merrill Lynch International Value
     V.I. Fund - Class I                    9,623            (349)             --              --           9,274
1 Merrill Lynch Large Cap Core V.I
     Fund - Class I                        15,503         (13,212)             --              --           2,291
2 Merrill Lynch Large Cap Core V.I
     Fund - Class I                            --            (301)             --              --            (301)
1 Merrill Lynch Large Cap Growth
     V.I. Fund - Class I                       --         (94,393)             --              --         (94,393)
1 Merrill Lynch Large Cap Growth
     V.I. Fund - Class I                  104,192         (10,976)             --              --          93,216
1 Merrill Lynch Utilities and
     Telecommunications V.I. Fund -
     Class I                                   --          (7,404)             --              --          (7,404)
2 Merrill Lynch Utilities and
     Telecommunications V.I. Fund -
     Class I                                   --              (1)             --              --              (1)
1 Merrill Lynch Value Opportunities
     V.I. Fund - Class I                   11,086         (11,381)             --              --            (295)
2 Merrill Lynch Value Opportunities
     V.I. Fund - Class I                       --          (6,179)             --              --          (6,179)
1 UBS U.S. Allocation Portfolio               163        (234,304)              2            (441)       (234,580)
2 UBS U.S. Allocation Portfolio                --         (33,115)             --              --         (33,115)
1 UIF Core Plus Fixed Income
     Portfolio - Class I                       --              --              --            (573)           (573)
1 UIF Equity Growth Portfolio -
     Class I                                   --              --             210            (916)           (706)
1 UIF Technology Portfolio - Class I           --              --              15            (134)           (119)
1 UIF Value Portfolio - Class I                --              --              --            (252)           (252)
3 Van Eck Worldwide Emerging Markets
     Fund                                   2,224         (26,572)             --              --         (24,348)
3 Van Eck Worldwide Hard Assets Fund          257         (16,681)             --              --         (16,424)
1 Vanguard 500 Index Fund                      --              --               9             (68)            (59)
6 Vanguard GNMA Fund                           --              --             171              (1)            170
1 Vanguard LifeStrategy Conservative
     Growth Fund                               --              --           1,314          (1,554)           (240)
1 Vanguard LifeStrategy Growth Fund            --              --             511            (608)            (97)
6 Vanguard LifeStrategy Growth Fund            --              --           3,808             (20)          3,788
1 Vanguard LifeStrategy Income Fund            --              --             104            (247)           (143)
6 Vanguard LifeStrategy Moderate
     Growth Fund                               --              --          19,113            (114)         18,999
1 Vanguard Prime Money Market Fund             --              --               4             (43)            (39)
1 Vanguard PRIMECAP Fund                       --              --               3             (23)            (20)
1 Vanguard Total Bond Market Index
     Fund                                      --              --             550             (69)            481
1 Vanguard U.S. Growth Fund                    --              --               5             (46)            (41)
6 Vanguard VIF Balanced Portfolio              --              --          35,585            (201)         35,384
6 Vanguard VIF Diversified Value
     Portfolio                                 --              --           1,571             (27)          1,544
6 Vanguard VIF International
     Portfolio                                 --              --           5,342             (14)          5,328
6 Vanguard VIF Mid-Cap Index
     Portfolio                                 --              --           2,209             (13)          2,196
6 Vanguard VIF Money Market
     Portfolio                                 --              --          87,001         (78,809)          8,192
6 Vanguard VIF REIT Index Portfolio            --              --           2,460             (31)          2,429
6 Vanguard VIF Short-Term
     Investment-Grade Portfolio                --              --           1,722            (190)          1,532
6 Vanguard VIF Small Company Growth
     Portfolio                                 --              --           1,581             (27)          1,554
6 Vanguard VIF Total Stock Market
     Index Portfolio                           --              --           1,582             (27)          1,555
1 Vanguard Wellington Fund                     --              --               3             (22)            (19)
1 Vanguard Windsor Fund                        --              --               3             (23)            (20)

                                     VA I-45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Footnotes
1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3    Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6    Vanguard SPIA product.
7    Variable Annuity product.

                                     VA 1-46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:


                                                                                                 Investment
                                                                                                   Income    Expense     Total
Sub-accounts                                                Units (a)  Unit Value   Net Assets    Ratio (b)  Ratio (c)  Return (d)
----------------------------------------------------------------------------------------------------------------------------------
2004
   2 AIM V.I. Capital Appreciation Fund - Series I              1,051    $10.70    $     11,241     0.00%      1.45%       5.09%
   3 AIM V.I. Capital Appreciation Fund - Series I            122,811     10.74       1,318,801     0.00%      1.40%       5.14%
   2 AIM V.I. International Growth Fund - Series I              1,081     12.41          13,418     0.64%      1.45%      22.22%
   3 AIM V.I. International Growth Fund - Series I            109,923     12.46       1,369,365     0.64%      1.40%      22.28%
   1 AllianceBernstein Americas Government Income
        Portfolio - Class A                                 2 ,111,933     19.92      42,065,862     5.08%      1.40%       3.43%
   2 AllianceBernstein Americas Government Income
        Portfolio - Class A                                    29,475     19.84         584,908     4.80%      1.45%       3.37%
   1 AllianceBernstein Global Bond Portfolio - Class A        899,807     18.70      16,824,355     5.47%      1.40%       8.11%
   2 AllianceBernstein Global Bond Portfolio - Class A         31,162     18.63         580,507     5.51%      1.45%       8.05%
   3 AllianceBernstein Global Bond Portfolio - Class A             63     14.03             885    11.06%      1.40%       8.11%
   1 AllianceBernstein Global Dollar Government
        Portfolio - Class A                                   628,197     30.96      19,449,691     6.45%      1.40%       8.59%
   2 AllianceBernstein Global Dollar Government
        Portfolio - Class A                                    19,026     30.85         586,878     6.72%      1.45%       8.53%
   1 AllianceBernstein Growth and Income Portfolio
        - Class A                                           6,262,902     38.99     244,161,672     0.88%      1.40%       9.91%
   2 AllianceBernstein Growth and Income Portfolio
        - Class A                                             219,804     38.84       8,537,408     0.90%      1.45%       9.86%
   3 AllianceBernstein Growth and Income Portfolio
        - Class A                                             282,480     24.18       6,830,906     0.97%      1.40%       9.91%
   4 AllianceBernstein Growth and Income Portfolio
        - Class B                                           5,229,899     38.47     201,194,063     0.72%      1.40%       9.68%
   5 AllianceBernstein Growth and Income Portfolio
        - Class B                                             147,272     38.33       5,644,554     0.74%      1.45%       9.62%
   1 AllianceBernstein Growth Portfolio - Class A           3,853,315     25.06      96,562,814     0.00%      1.40%      13.14%
   2 AllianceBernstein Growth Portfolio - Class A             144,062     24.97       3,596,773     0.00%      1.45%      13.08%
   3 AllianceBernstein Growth Portfolio - Class A             163,582     17.32       2,833,937     0.00%      1.40%      13.14%
   4 AllianceBernstein Growth Portfolio - Class B           2,217,887     24.72      54,819,089     0.00%      1.40%      12.94%
   5 AllianceBernstein Growth Portfolio - Class B              64,240     24.63       1,581,914     0.00%      1.45%      12.88%
   1 AllianceBernstein High Yield Portfolio - Class A       3,418,232     10.98      37,525,351     6.23%      1.40%       6.48%
   2 AllianceBernstein High Yield Portfolio - Class A         134,790     10.94       1,474,402     6.65%      1.45%       6.43%
   1 AllianceBernstein International Portfolio - Class A    3,066,419     14.65      44,929,430     0.26%      1.40%      15.98%
   2 AllianceBernstein International Portfolio - Class A      111,264     14.60       1,624,203     0.28%      1.45%      15.93%
   1 AllianceBernstein International Value Portfolio
        - Class A                                           2,082,813     16.07      33,477,137     0.49%      1.40%      23.46%
   2 AllianceBernstein International Value Portfolio
        - Class A                                              74,829     16.04       1,200,523     0.48%      1.45%      23.39%
   1 AllianceBernstein Money Market Portfolio - Class A     1,820,045     12.72      23,149,556     0.74%      1.40%      -0.68%
   2 AllianceBernstein Money Market Portfolio - Class A        59,980     12.67         760,067     0.85%      1.45%      -0.73%
   4 AllianceBernstein Money Market Portfolio - Class B     1,230,662     12.55      15,440,025     0.43%      1.40%      -0.93%
   5 AllianceBernstein Money Market Portfolio - Class B        29,141     12.50         364,257     0.57%      1.45%      -0.98%
   1 AllianceBernstein Premier Growth Portfolio - Class A   5,888,313     26.53     156,197,494     0.00%      1.40%       7.11%
   2 AllianceBernstein Premier Growth Portfolio - Class A     272,974     26.43       7,214,251     0.00%      1.45%       7.06%
   3 AllianceBernstein Premier Growth Portfolio - Class A      34,289     11.97         410,278     0.00%      1.40%       7.11%
   4 AllianceBernstein Premier Growth Portfolio - Class B   2,859,284     26.21      74,947,558     0.00%      1.40%       6.84%
   5 AllianceBernstein Premier Growth Portfolio - Class B      96,497     26.11       2,519,997     0.00%      1.45%       6.79%
   1 AllianceBernstein Real Estate Investment Portfolio
        - Class A                                           2,141,527     23.05      49,367,234     2.08%      1.40%      33.74%
   2 AllianceBernstein Real Estate Investment Portfolio
        - Class A                                             101,876     22.97       2,339,783     2.09%      1.45%      33.68%
   1 AllianceBernstein Small Cap Growth Portfolio
        - Class A**                                         3,886,852     11.96      46,487,482     0.00%      1.40%      12.96%
   2 AllianceBernstein Small Cap Growth Portfolio
        - Class A**                                           201,863     11.92       2,405,361     0.00%      1.45%      12.90%
   3 AllianceBernstein Small Cap Growth Portfolio
        - Class A**                                            23,121     11.62         268,757     0.00%      1.40%      12.96%
   1 AllianceBernstein Small Cap Value Portfolio - Class A  3,582,738     16.79      60,151,686     0.18%      1.40%      17.64%
   2 AllianceBernstein Small Cap Value Portfolio - Class A    112,220     16.76       1,880,641     0.17%      1.45%      17.59%
   1 AllianceBernstein Technology Portfolio - Class A       4,429,336     15.51      68,679,065     0.00%      1.40%       3.99%
   2 AllianceBernstein Technology Portfolio - Class A         224,723     15.45       3,471,517     0.00%      1.45%       3.94%
   3 AllianceBernstein Technology Portfolio - Class A          68,612     15.01       1,029,525     0.00%      1.40%       3.99%
   4 AllianceBernstein Technology Portfolio - Class B       1,734,688     15.33      26,589,834     0.00%      1.40%       3.63%

                                     VA I-47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                 Investment
                                                                                                   Income     Expense     Total
Sub-accounts                                                Units (a)  Unit Value   Net Assets    Ratio (b)  Ratio (c)  Return (d)
----------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
   5 AllianceBernstein Technology Portfolio - Class B         106,350    $15.27    $  1,624,124     0.00%      1.45%       3.57%
   1 AllianceBernstein Total Return Portfolio - Class A     7,047,539     24.11     169,927,969     2.15%      1.40%       7.56%
   2 AllianceBernstein Total Return Portfolio - Class A       197,367     24.02       4,741,220     2.23%      1.45%       7.50%
   3 AllianceBernstein Total Return Portfolio - Class A        52,718     12.06         635,751     2.03%      1.40%       7.56%
   1 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class A                      5,440,970     15.99      87,002,900     2.70%      1.40%       2.32%
   2 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class A                        164,077     15.93       2,613,917     2.72%      1.45%       2.27%
   4 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class B                        193,600     15.77       3,053,168     2.55%      1.40%       2.08%
   5 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class B                          9,338     15.71         146,715     2.74%      1.45%       2.03%
   1 AllianceBernstein U.S. Large Cap Blended Style
        Portfolio - Class B                                   196,331     11.75       2,305,973     0.08%      1.40%       7.65%
   2 AllianceBernstein U.S. Large Cap Blended Style
        Portfolio - Class B                                     9,219     11.74         108,201     0.02%      1.45%       7.59%
   1 AllianceBernstein Utility Income Portfolio - Class A   1,964,056     20.96      41,160,680     2.04%      1.40%      22.60%
   2 AllianceBernstein Utility Income Portfolio - Class A      58,184     20.88       1,214,854     1.95%      1.45%      22.54%
   4 AllianceBernstein Value Portfolio - Class B            6,361,377     12.13      77,148,234     0.85%      1.40%      11.80%
   5 AllianceBernstein Value Portfolio - Class B              173,133     12.11       2,095,841     0.77%      1.45%      11.74%
   1 AllianceBernstein Worldwide Privatization Portfolio
        - Class A                                           1,405,001     24.34      34,199,304     0.21%      1.40%      22.54%
   2 AllianceBernstein Worldwide Privatization Portfolio
        - Class A                                              69,774     24.25       1,692,095     0.22%      1.45%      22.48%
   7 Delaware VIP Balanced Series - Standard class                 --     18.94              --     3.89%      1.40%       4.37%
   7 Delaware VIP Balanced Series - Standard class             32,787     28.73         941,999     2.16%      1.25%       4.53%
   7 Delaware VIP Capital Reserves Series - Standard class      8,628     22.37         193,003     4.53%      1.25%       2.40%
   7 Delaware VIP Capital Reserves Series - Standard class      2,937     16.73          49,155     4.24%      1.40%       2.25%
   7 Delaware VIP Cash Reserves Series - Standard class        28,886     16.28         470,237     0.87%      1.25%      -0.38%
   7 Delaware VIP Growth Opportunities Series
        - Standard class                                        6,786     27.59         187,228     0.00%      1.40%      10.91%
   7 Delaware VIP Growth Opportunities Series
        - Standard class                                       34,408     31.03       1,067,847     0.00%      1.25%      11.08%
   7 Delaware VIP High Yield Series - Standard class              671     17.09          11,474     8.91%      1.40%      12.66%
   7 Delaware VIP High Yield Series - Standard class           19,508     24.27         473,458     6.78%      1.25%      12.83%
   7 Delaware VIP Value Series - Standard class***              5,813     31.05         180,506     1.65%      1.40%      13.33%
   7 Delaware VIP Value Series - Standard class***            116,612     36.82       4,293,595     1.67%      1.25%      13.50%
   2 Dreyfus Stock Index Fund, Inc. - Initial shares              814     18.88          15,362     1.30%      1.45%       9.05%
   3 Dreyfus Stock Index Fund, Inc. - Initial shares          439,255     18.95       8,323,390     1.68%      1.40%       9.10%
   2 Dreyfus VIF Small Company Stock Portfolio
        - Initial shares                                        1,040     14.41          14,984     0.00%      1.45%      16.81%
   3 Dreyfus VIF Small Company Stock Portfolio
        - Initial shares                                      140,927     14.46       2,038,341     0.00%      1.40%      16.87%
   2 Fidelity VIP Asset Manager Portfolio - Initial Class          --     15.98              --     2.87%      1.45%       3.95%
   3 Fidelity VIP Asset Manager Portfolio - Initial Class     434,692     16.04       6,974,219     2.87%      1.40%       4.00%
   2 Fidelity VIP Contrafund Portfolio - Initial Class            430     16.33           7,023     0.34%      1.45%      13.81%
   3 Fidelity VIP Contrafund Portfolio - Initial Class        222,855     16.39       3,651,633     0.34%      1.40%      13.87%
   2 Fidelity VIP Growth Portfolio - Initial Class                 78     16.21           1,259     0.29%      1.45%       1.89%
   3 Fidelity VIP Growth Portfolio - Initial Class            368,999     16.27       6,002,705     0.29%      1.40%       1.94%
   2 Fidelity VIP High Income Portfolio - Initial Class         1,168     11.67          13,637     8.52%      1.45%       8.02%
   3 Fidelity VIP High Income Portfolio - Initial Class       141,135     11.71       1,653,374     8.52%      1.40%       8.07%
   3 Fidelity VIP Investment Grade Bond Portfolio
        - Initial Class                                       209,298     16.11       3,371,298     4.45%      1.40%       3.00%
   3 Fidelity VIP Money Market Portfolio - Initial Class      250,164     12.39       3,099,313     1.05%      1.40%      -0.20%
   3 Fidelity VIP Overseas Portfolio - Initial Class           20,004     14.30         286,116     1.14%      1.40%      12.06%
   1 Merrill Lynch Basic Value V.I. Fund - Class I            443,366     16.95       7,514,169     1.08%      1.40%       9.53%

                                     VA I-48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                                Investment
                                                                                                  Income     Expense     Total
Sub-accounts                                                Units (a)  Unit Value   Net Assets   Ratio (b)  Ratio (c)  Return (d)
---------------------------------------------------------------------------------------------------------------------------------
2004 - Continued
   2 Merrill Lynch Basic Value V.I. Fund - Class I             48,297    $16.89    $   815,621     1.09%      1.45%       9.47%
   1 Merrill Lynch Core Bond V.I. Fund - Class I               34,210     13.49        461,570     3.57%      1.40%       3.06%
   2 Merrill Lynch Core Bond V.I. Fund - Class I                3,305     13.44         44,435     3.57%      1.45%       3.01%
   1 Merrill Lynch Domestic Money Market V.I. Fund
        - Class I                                              51,563     11.43        589,305     0.71%      1.40%      -0.48%
   2 Merrill Lynch Domestic Money Market V.I. Fund
        - Class I                                                 201     11.39          2,292     0.92%      1.45%      -0.53%
   1 Merrill Lynch Global Allocation V.I. Fund - Class I       85,853     13.95      1,197,753     3.66%      1.40%      12.79%
   2 Merrill Lynch Global Allocation V.I. Fund - Class I        9,693     13.90        134,749     2.05%      1.45%      12.73%
   1 Merrill Lynch Global Growth V.I. Fund - Class I           90,917      8.81        800,893     1.47%      1.40%      13.62%
   2 Merrill Lynch Global Growth V.I. Fund - Class I              787      8.78          6,916     1.53%      1.45%      13.56%
   1 Merrill Lynch High Current Income V.I. Fund - Class I     69,402     12.57        872,051     7.60%      1.40%      10.27%
   2 Merrill Lynch High Current Income V.I. Fund - Class I      1,766     12.52         22,111     8.81%      1.45%      10.21%
   1 Merrill Lynch International Value V.I. Fund - Class I    145,441     14.05      2,043,390     2.38%      1.40%      20.83%
   2 Merrill Lynch International Value V.I. Fund - Class I      8,769     14.01        122,846     2.38%      1.45%      20.77%
   1 Merrill Lynch Large Cap Core V.I. Fund - Class I         120,062     14.86      1,784,069     0.84%      1.40%      15.17%
   2 Merrill Lynch Large Cap Core V.I. Fund - Class I           3,420     14.81         50,639     0.94%      1.45%      15.11%
   1 Merrill Lynch Large Cap Growth V.I. Fund - Class I        99,634      9.42        938,811     0.24%      1.40%       6.30%
   1 Merrill Lynch Utilities and Telecommunications V.I.
        Fund - Class I                                         30,233     14.67        443,567     2.41%      1.40%      23.97%
   2 Merrill Lynch Utilities and Telecommunications V.I.
        Fund - Class I                                             36     14.62            520     2.57%      1.45%      23.91%
   1 Merrill Lynch Value Opportunities V.I. Fund
        - Class I****                                         127,681     20.10      2,566,605     0.00%      1.40%      13.38%
   2 Merrill Lynch Value Opportunities V.I. Fund
        - Class I****                                          18,950     20.03        379,573     0.00%      1.45%      13.32%
   1 UBS U.S. Allocation Portfolio                          1,101,176     15.27     16,811,976     0.94%      1.40%       9.14%
   2 UBS U.S. Allocation Portfolio                            136,940     15.22      2,084,072     0.93%      1.45%       9.08%
   1 UIF Core Plus Fixed Income Portfolio - Class I             3,278     11.34         37,169     3.75%      0.75%       3.59%
   1 UIF Equity Growth Portfolio - Class I                      3,298      9.96         32,865     0.16%      0.75%       6.97%
   1 UIF Technology Portfolio - Class I                         1,635      8.12         13,268     0.00%      0.75%      -2.38%
   1 UIF Value Portfolio - Class I                                 --     12.91             --     2.09%      0.75%      16.95%
   3 Van Eck Worldwide Emerging Markets Fund                   42,737     11.94        510,162     0.62%      1.40%      24.14%
   3 Van Eck Worldwide Hard Assets Fund                        27,975     13.03        364,401     0.19%      1.40%      22.26%
   1 Vanguard 500 Index Fund                                      753     11.03          8,300     1.79%      0.75%       9.91%
   6 Vanguard GNMA Fund                                         3,152     10.50         33,095     2.57%      0.52%       3.59%
   6 Vanguard Health Care Fund                                  5,698     11.90         67,830     1.71%      0.52%       8.94%
   6 Vanguard Inflation-Protected Securities Fund               2,150     11.16         23,992     6.93%      0.52%       7.71%
   1 Vanguard LifeStrategy Conservative Growth Fund             2,961     11.61         34,374     2.82%      0.75%       7.22%
   1 Vanguard LifeStrategy Growth Fund                          1,192     11.89         14,173     1.97%      0.75%      11.73%
   6 Vanguard LifeStrategy Growth Fund                          6,749     12.21         82,401     2.38%      0.52%      11.99%
   1 Vanguard LifeStrategy Income Fund                          1,771     11.44         20,264     3.21%      0.75%       5.22%
   6 Vanguard LifeStrategy Income Fund                         11,770     10.89        128,188     5.74%      0.52%       5.46%
   6 Vanguard LifeStrategy Moderate Growth Fund                24,811     11.78        292,373     2.90%      0.52%       9.99%
   1 Vanguard Prime Money Market Fund                             493     10.11          4,985     1.10%      0.75%       0.35%
   1 Vanguard PRIMECAP Fund                                       257     12.09          3,104     0.74%      0.75%      17.43%
   1 Vanguard Total Bond Market Index Fund                        840     11.36          9,535     2.93%      0.75%       3.47%
   6 Vanguard Total International Stock Index Fund             19,656     13.82        271,666     3.97%      0.52%      20.21%
   1 Vanguard U.S. Growth Fund                                    514      9.49          4,875     0.28%      0.75%       6.23%
   6 Vanguard VIF Balanced Portfolio                          154,249     11.98      1,848,551     1.42%      0.52%      10.71%
   6 Vanguard VIF Capital Growth Portfolio                      5,319     12.64         67,211     0.00%      0.52%      17.02%
   6 Vanguard VIF Diversified Value Portfolio                  13,666     13.50        184,457     0.37%      0.52%      19.84%
   1 Vanguard VIF Equity Income Portfolio                       1,646     10.84         17,836     0.00%      0.75%      12.65%

                                     VA I-49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                          Investment
                                                                    Unit                    Income      Expense       Total
Sub-accounts                                           Units (a)    Value    Net Assets    Ratio (b)   Ratio (c)   Return (d)
-----------------------------------------------------------------------------------------------------------------------------
2004 - Continued
   6 Vanguard VIF Equity Income Portfolio                 14,769   $12.63   $   186,491      0.12%       0.52%       12.73%
   6 Vanguard VIF Equity Index Portfolio                   8,591    12.02       103,269      0.88%       0.52%       10.23%
   6 Vanguard VIF Growth Portfolio                         1,294    11.41        14,759      0.15%       0.52%        6.70%
   6 Vanguard VIF High Yield Bond Portfolio                1,510    11.31        17,083      2.10%       0.52%        7.96%
   6 Vanguard VIF International Portfolio                  5,881    13.34        78,446      1.26%       0.52%       18.80%
   6 Vanguard VIF Mid-Cap Index Portfolio                  4,431    13.23        58,639      0.87%       0.52%       19.69%
   6 Vanguard VIF Money Market Portfolio                     439    10.09         4,433      4.61%       0.52%        0.78%
   1 Vanguard VIF REIT Index Portfolio                     1,731    12.10        20,946      0.00%       0.75%       20.74%
   6 Vanguard VIF REIT Index Portfolio                     3,950    14.32        56,551      2.54%       0.52%       29.84%
   6 Vanguard VIF Short-Term Investment-Grade
        Portfolio*****                                     4,814    10.22        49,219      3.89%       0.52%        1.54%
   6 Vanguard VIF Small Company Growth Portfolio           3,888    12.20        47,445      0.06%       0.52%       14.70%
   6 Vanguard VIF Total Bond Market Index Portfolio       19,451    10.51       204,510      8.25%       0.52%        3.66%
   6 Vanguard VIF Total Stock Market Index Portfolio      55,746    12.22       681,258      0.02%       0.52%       11.96%
   1 Vanguard Wellington Fund                                249    11.85         2,951      2.88%       0.75%       10.34%
   1 Vanguard Windsor Fund                                   255    11.75         2,996      1.47%       0.75%       12.53%

2003
   2 AIM V.I. Capital Appreciation Fund - Series I         1,865    10.18        18,987      0.00%       1.45%       27.59%
   3 AIM V.I. Capital Appreciation Fund - Series I       156,769    10.21     1,601,103      0.00%       1.40%       27.66%
   2 AIM V.I. International Growth Fund - Series I         1,248    10.16        12,672      0.45%       1.45%       27.27%
   3 AIM V.I. International Growth Fund - Series I       103,232    10.19     1,051,681      0.45%       1.40%       27.34%
   1 AllianceBernstein Americas Government Income
        Portfolio - Class A                            2,760,409    19.26    53,161,067      4.83%       1.40%        5.87%
   2 AllianceBernstein Americas Government Income
        Portfolio - Class A                               47,706    19.20       915,798      4.62%       1.45%        5.82%
   1 AllianceBernstein Global Bond Portfolio -
        Class A                                        1,027,281    17.30    17,767,141      6.29%       1.40%       11.65%
   2 AllianceBernstein Global Bond Portfolio -
        Class A                                           41,873    17.24       721,878      5.93%       1.45%       11.66%
   3 AllianceBernstein Global Bond Portfolio -
        Class A                                            2,110    12.98        27,382     11.20%       1.40%       11.69%
   1 AllianceBernstein Global Dollar Government
        Portfolio - Class A                              763,719    28.51    21,775,961      5.72%       1.40%       31.58%
   2 AllianceBernstein Global Dollar Government
        Portfolio - Class A                               30,193    28.42       858,145      5.64%       1.45%       31.46%
   1 AllianceBernstein Growth and Income
        Portfolio - Class A                            7,494,776    35.47   265,834,782      1.03%       1.40%       30.64%
   2 AllianceBernstein Growth and Income
        Portfolio - Class A                              250,936    35.36     8,871,978      1.02%       1.45%       30.61%
   3 AllianceBernstein Growth and Income
        Portfolio - Class A                              456,946    22.00    10,053,264      1.29%       1.40%       30.65%
   4 AllianceBernstein Growth and Income
        Portfolio - Class B                            5,529,170    35.08   193,941,609      0.83%       1.40%       30.35%
   5 AllianceBernstein Growth and Income
        Portfolio - Class B                              179,523    34.96     6,276,776      0.81%       1.45%       30.27%
   1 AllianceBernstein Growth Portfolio - Class A      4,596,623    22.15   101,813,109      0.00%       1.40%       33.19%
   2 AllianceBernstein Growth Portfolio - Class A        146,012    22.08     3,223,723      0.00%       1.45%       33.08%
   3 AllianceBernstein Growth Portfolio - Class A        262,464    15.31     4,018,958      0.00%       1.40%       33.15%
   4 AllianceBernstein Growth Portfolio - Class B      2,435,912    21.89    53,310,512      0.00%       1.40%       32.80%
   5 AllianceBernstein Growth Portfolio - Class B         72,978    21.82     1,592,020      0.00%       1.45%       32.78%
   1 AllianceBernstein High Yield Portfolio -
        Class A                                        4,045,676    10.31    41,711,274      5.98%       1.40%       20.73%
   2 AllianceBernstein High Yield Portfolio -
        Class A                                          165,236    10.28     1,698,315      5.65%       1.45%       20.64%
   1 AllianceBernstein International Portfolio -
        Class A                                        3,249,996    12.63    41,056,823      0.13%       1.40%       29.70%
   2 AllianceBernstein International Portfolio -
        Class A                                          112,558    12.59     1,417,363      0.13%       1.45%       29.68%
   1 AllianceBernstein International Value Portfolio
        - Class A                                      1,630,940    13.02    21,233,604      0.34%       1.40%       42.29%
   2 AllianceBernstein International Value Portfolio
        - Class A                                         68,529    13.00       891,010      0.34%       1.45%       42.25%
   1 AllianceBernstein Money Market Portfolio -
        Class A                                        2,740,288    12.81    35,092,595      0.56%       1.40%       -0.88%
   2 AllianceBernstein Money Market Portfolio -
        Class A                                           76,963    12.77       982,435      0.58%       1.45%       -0.89%
   4 AllianceBernstein Money Market Portfolio -
        Class B                                        2,676,391    12.66    33,893,717      0.31%       1.40%       -1.14%

                                     VA I-50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                           Investment
                                                                    Unit                     Income      Expense       Total
Sub-accounts                                           Units (a)    Value    Net Assets     Ratio (b)   Ratio (c)   Return (d)
------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
   5 AllianceBernstein Money Market Portfolio -
        Class B                                           11,111   $12.62   $    140,257     0.38%        1.45%       -1.15%
   1 AllianceBernstein Premier Growth Portfolio -
        Class A                                        7,476,698    24.77    185,168,151     0.00%        1.40%       21.94%
   2 AllianceBernstein Premier Growth Portfolio -
        Class A                                          322,146    24.69      7,952,684     0.00%        1.45%       21.91%
   3 AllianceBernstein Premier Growth Portfolio -
        Class A                                           45,912    11.17        512,889     0.00%        1.40%       21.96%
   4 AllianceBernstein Premier Growth Portfolio -
        Class B                                        3,351,175    24.53     82,218,177     0.00%        1.40%       21.64%
   5 AllianceBernstein Premier Growth Portfolio -
        Class B                                          115,298    24.46      2,819,674     0.00%        1.45%       21.61%
   1 AllianceBernstein Real Estate Investment
        Portfolio - Class A                            2,186,223    17.24     37,682,357     2.50%        1.40%       37.34%
   2 AllianceBernstein Real Estate Investment
        Portfolio - Class A                              134,029    17.18      2,302,754     2.44%        1.45%       37.34%
   1 AllianceBernstein Small Cap Growth Portfolio -
        Class A                                        4,473,127    10.59     47,361,193     0.00%        1.40%       46.85%
   2 AllianceBernstein Small Cap Growth Portfolio -
        Class A                                          225,643    10.55      2,381,429     0.00%        1.45%       46.79%
   3 AllianceBernstein Small Cap Growth Portfolio -
        Class A                                           33,671    10.29        346,487     0.00%        1.40%       46.79%
   1 AllianceBernstein Small Cap Value Portfolio -
        Class A                                        3,759,335    14.27     53,650,298     0.53%+       1.40%       39.37%
   2 AllianceBernstein Small Cap Value Portfolio -
        Class A                                          115,011    14.25      1,639,166     0.54%+       1.45%       39.18%
   1 AllianceBernstein Technology Portfolio -
        Class A                                        5,436,959    14.91     81,068,515     0.00%        1.40%       42.14%
   2 AllianceBernstein Technology Portfolio -
        Class A                                          261,058    14.86      3,880,050     0.00%        1.45%       41.96%
   3 AllianceBernstein Technology Portfolio -
        Class A                                           97,035    14.43      1,400,165     0.00%        1.40%       42.02%
   4 AllianceBernstein Technology Portfolio -
        Class B                                        2,155,845    14.79     31,889,169     0.00%        1.40%       41.82%
   5 AllianceBernstein Technology Portfolio -
        Class B                                          116,855    14.74      1,722,967     0.00%        1.45%       41.77%
   1 AllianceBernstein Total Return Portfolio -
        Class A                                        7,627,169    22.42    170,980,771     2.56%        1.40%       17.43%
   2 AllianceBernstein Total Return Portfolio -
        Class A                                          222,481    22.35      4,971,440     2.58%        1.45%       17.36%
   3 AllianceBernstein Total Return Portfolio -
        Class A                                           71,988    11.21        807,131     2.65%        1.40%       17.40%
   1 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class A                 7,066,944    15.63    110,437,430     3.25%+       1.40%        2.41%
   2 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class A                   221,174    15.58      3,445,273     3.00%+       1.45%        2.41%
   4 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class B                   228,781    15.45      3,534,444     3.07%+       1.40%        2.18%
   5 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class B                    17,729    15.40        273,019     3.35%+       1.45%        2.12%
   1 AllianceBernstein U.S. Large Cap Blended Style
        Portfolio - Class B                              106,799    10.91      1,165,304     0.00%        1.40%        9.11%
   2 AllianceBernstein U.S. Large Cap Blended Style
        Portfolio - Class B                                2,571    10.91         28,051     0.00%        1.45%        9.08%
   1 AllianceBernstein Utility Income Portfolio -
        Class A                                        2,151,498    17.09     36,777,006     3.05%        1.40%       18.21%
   2 AllianceBernstein Utility Income Portfolio -
        Class A                                           67,909    17.04      1,157,094     3.10%        1.45%       18.16%
   4 AllianceBernstein Value Portfolio - Class B       6,157,155    10.85     66,790,897     0.72%        1.40%       26.73%
   5 AllianceBernstein Value Portfolio - Class B         181,726    10.83      1,968,674     0.72%        1.45%       26.56%
   1 AllianceBernstein Worldwide Privatization
        Portfolio - Class A                            1,425,468    19.86     28,314,242     1.02%        1.40%       41.48%
   2 AllianceBernstein Worldwide Privatization
        Portfolio - Class A                               75,660    19.80      1,498,021     0.97%        1.45%       41.42%
   7 Delaware VIP Balanced Series - Standard class         9,072    18.15        164,662     3.34%        1.40%       17.55%
   7 Delaware VIP Balanced Series - Standard class        37,216    27.49      1,022,931     3.16%        1.25%       17.71%
   7 Delaware VIP Capital Reserves Series - Standard
        class                                              8,633    21.84        188,580     4.14%        1.25%        3.33%
   7 Delaware VIP Capital Reserves Series - Standard
        class                                              3,533    16.37         57,831     3.72%        1.40%        3.19%
   7 Delaware VIP Cash Reserves Series - Standard
        class                                             30,049    16.34        491,028     0.52%        1.25%       -0.66%
   7 Delaware VIP Growth Opportunities Series -
        Standard class                                     5,175    24.87        128,720     0.00%        1.40%       39.12%
   7 Delaware VIP Growth Opportunities Series -
        Standard class                                    35,683    27.94        996,985     0.00%        1.25%       39.28%
   7 Delaware VIP High Yield Series - Standard class       3,970    15.17         60,232     8.09%        1.40%       26.98%
   7 Delaware VIP High Yield Series - Standard class      28,042    21.51        603,222     7.42%        1.25%       27.14%
   7 Delaware VIP Value Series - Standard class            6,816    27.40        186,762     1.50%        1.40%       26.50%

                                     VA I-51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                          Investment
                                                                    Unit                    Income      Expense       Total
Sub-accounts                                           Units (a)    Value    Net Assets    Ratio (b)   Ratio (c)   Return (d)
-----------------------------------------------------------------------------------------------------------------------------
2003 - Continued
   7 Delaware VIP Value Series - Standard class          141,218   $32.44   $ 4,580,983     2.01%        1.25%       26.71%
   2 Dreyfus Stock Index Fund, Inc. - Initial shares       2,090    17.31        36,185     1.47%        1.45%       26.55%
   3 Dreyfus Stock Index Fund, Inc. - Initial shares     561,568    17.37     9,753,283     1.44%        1.40%       26.59%
   2 Dreyfus VIF Small Company Stock Portfolio -
        Initial shares                                     1,040    12.34        12,835     0.11%        1.45%       40.82%
   3 Dreyfus VIF Small Company Stock Portfolio -
        Initial shares                                   155,609    12.38     1,925,779     0.10%        1.40%       40.95%
   2 Fidelity VIP Asset Manager Portfolio - Initial
        Class                                              1,570    15.38        24,145     3.66%        1.45%       16.32%
   3 Fidelity VIP Asset Manager Portfolio - Initial
        Class                                            556,586    15.43     8,586,200     3.66%        1.40%       16.34%
   2 Fidelity VIP Contrafund Portfolio - Initial
        Class                                                433    14.35         6,217     0.45%        1.45%       26.61%
   3 Fidelity VIP Contrafund Portfolio - Initial
        Class                                            243,907    14.39     3,509,725     0.45%        1.40%       26.67%
   2 Fidelity VIP Growth Portfolio - Initial Class            78    15.91         1,242     0.28%        1.45%       30.92%
   3 Fidelity VIP Growth Portfolio - Initial Class       475,603    15.96     7,589,575     0.28%        1.40%       31.02%
   2 Fidelity VIP High Income Portfolio - Initial
        Class                                              1,169    10.81        12,633     7.55%        1.45%       25.50%
   3 Fidelity VIP High Income Portfolio - Initial
        Class                                            169,855    10.84     1,841,237     7.55%        1.40%       25.46%
   3 Fidelity VIP Investment Grade Bond Portfolio -
        Initial Class                                    271,530    15.64     4,246,199     3.87%+       1.40%        3.77%
   2 Fidelity VIP Money Market Portfolio - Initial
        Class                                                 --    12.37            --     0.96%        1.45%       -0.45%
   3 Fidelity VIP Money Market Portfolio - Initial
        Class                                            407,606    12.41     5,059,895     0.96%        1.40%       -0.37%
   3 Fidelity VIP Overseas Portfolio - Initial Class      31,728    12.76       404,990     0.97%        1.40%       41.35%
   1 Mercury HW International VIP Portfolio                   --    10.53            --     0.19%        1.40%       27.01%
   2 Mercury HW International VIP Portfolio                   --    10.50            --     0.22%        1.45%       27.03%
   1 Merrill Lynch American Balanced V.I. Fund -
        Class I                                               --     9.26            --     0.00%        1.40%       12.34%
   1 Merrill Lynch Basic Value V.I. Fund - Class I       478,230    15.47     7,400,091     1.12%        1.40%       31.36%
   2 Merrill Lynch Basic Value V.I. Fund - Class I        50,913    15.43       785,406     1.12%        1.45%       31.29%
   1 Merrill Lynch Core Bond V.I. Fund - Class I          37,323    13.09       488,622     3.70%        1.40%        3.33%
   2 Merrill Lynch Core Bond V.I. Fund - Class I           3,308    13.05        43,180     3.86%        1.45%        3.26%
   1 Merrill Lynch Developing Capital Markets V.I.
        Fund - Class I                                        --     9.63            --     4.64%        1.40%       39.03%
   2 Merrill Lynch Developing Capital Markets V.I.
        Fund - Class I                                        --     9.61            --     4.45%        1.45%       38.81%
   1 Merrill Lynch Domestic Money Market V.I. Fund -
        Class I                                           71,985    11.48       826,687     0.73%        1.40%       -0.66%
   2 Merrill Lynch Domestic Money Market V.I. Fund -
        Class I                                              202    11.45         2,311     0.73%        1.45%       -0.70%
   1 Merrill Lynch Global Allocation V.I. Fund -
        Class I                                           56,689    12.37       701,203     3.32%        1.40%       32.86%
   2 Merrill Lynch Global Allocation V.I. Fund -
        Class I                                           20,049    12.33       247,231     3.93%        1.45%       32.74%
   1 Merrill Lynch Global Growth V.I. Fund - Class I     104,442     7.75       809,736     1.05%        1.40%       31.63%
   2 Merrill Lynch Global Growth V.I. Fund - Class I         853     7.73         6,601     1.82%        1.45%       31.64%
   1 Merrill Lynch High Current Income V.I. Fund -
        Class I                                           70,479    11.40       803,134     9.31%        1.40%       26.33%
   2 Merrill Lynch High Current Income V.I. Fund -
        Class I                                              710    11.36         8,069    10.77%        1.45%       26.27%
   1 Merrill Lynch International Value V.I. Fund -
        Class I                                          154,644    11.63     1,798,097     5.56%        1.40%       10.43%
   2 Merrill Lynch International Value V.I. Fund -
        Class I                                            9,274    11.60       107,577     5.57%        1.45%       10.43%
   1 Merrill Lynch Large Cap Core V.I. Fund -
        Class I                                          127,041    12.90     1,639,153     0.40%        1.40%       29.67%
   2 Merrill Lynch Large Cap Core V.I. Fund -
        Class I                                            2,839    12.86        36,521     0.38%        1.45%       29.67%
   1 Merrill Lynch Large Cap Growth V.I. Fund -
        Class I                                               --     8.53            --     0.00%        1.40%       27.12%
   1 Merrill Lynch Large Cap Growth V.I. Fund -
        Class I                                           93,216     8.86       826,256     0.00%        1.40%        3.88%
   1 Merrill Lynch Utilities and Telecommunications
        V.I. Fund - Class I                               35,886    11.83       424,708     2.87%        1.40%       18.47%
   2 Merrill Lynch Utilities and Telecommunications
        V.I. Fund - Class I                                   36    11.80           426     3.05%        1.45%       18.46%
   1 Merrill Lynch Value Opportunities V.I. Fund -
        Class I                                          126,884    17.73     2,249,553     0.07%+       1.40%       40.93%
   2 Merrill Lynch Value Opportunities V.I. Fund -
        Class I                                           20,573    17.67       363,615     0.07%+       1.45%       40.83%
   1 UBS U.S. Allocation Portfolio                     1,332,747    13.99    18,643,595     1.16%        1.40%       25.80%
   2 UBS U.S. Allocation Portfolio                       150,601    13.95     2,101,108     1.32%        1.45%       25.80%
   1 UIF Core Plus Fixed Income Portfolio - Class I        3,504    10.95        38,362     0.06%+       0.75%        3.87%

                                     VA I-52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                       Unit                     Income      Expense       Total
Sub-accounts                                              Units (a)    Value    Net Assets     Ratio (b)   Ratio (c)   Return (d)
---------------------------------------------------------------------------------------------------------------------------------
2003 - Continued
   1 UIF Equity Growth Portfolio - Class I                    3,526   $ 9.32   $     32,847     0.00%        0.75%        24.05%
   1 UIF Technology Portfolio - Class I                       1,748     8.31         14,529     0.00%        0.75%        46.62%
   1 UIF Value Portfolio - Class I                              211    11.04          2,334     0.00%        0.75%        33.00%
   3 Van Eck Worldwide Emerging Markets Fund                 61,448     9.62        590,871     0.12%        1.40%        52.15%
   3 Van Eck Worldwide Hard Assets Fund                       9,422    10.65        100,391     0.64%        1.40%        43.01%
   1 Vanguard 500 Index Fund                                    809    10.03          8,115     1.60%        0.75%        27.47%
   6 Vanguard GNMA Fund                                         170    10.13          1,720     0.76%        0.52%         1.35%
   1 Vanguard LifeStrategy Conservative Growth Fund           3,189    10.83         34,527     2.57%        0.75%        15.67%
   1 Vanguard LifeStrategy Growth Fund                        1,283    10.64         13,661     1.71%        0.75%        27.48%
   6 Vanguard LifeStrategy Growth Fund                        3,788    10.90         41,300     1.97%        0.52%         9.02%
   1 Vanguard LifeStrategy Income Fund                        1,907    10.88         20,741     3.38%        0.75%         9.98%
   6 Vanguard LifeStrategy Moderate Growth Fund              18,999    10.71        203,546     2.39%        0.52%         7.13%
   1 Vanguard Prime Money Market Fund                           530    10.08          5,337     0.98%        0.75%         0.16%
   1 Vanguard PRIMECAP Fund                                     276    10.30          2,842     0.44%        0.75%        36.78%
   1 Vanguard Total Bond Market Index Fund                      481    10.98          5,275     8.79%        0.75%         3.20%
   1 Vanguard U.S. Growth Fund                                  552     8.93          4,932     0.33%        0.75%        25.08%
   6 Vanguard VIF Balanced Portfolio                         35,384    10.82        383,027     0.00%        0.52%         8.25%
   6 Vanguard VIF Diversified Value Portfolio                 1,544    11.26         17,388     0.00%        0.52%        12.64%
   6 Vanguard VIF International Portfolio                     5,328    11.23         59,819     0.00%        0.52%        12.27%
   6 Vanguard VIF Mid-Cap Index Portfolio                     2,196    11.06         24,277     0.00%        0.52%        10.56%
   6 Vanguard VIF Money Market Portfolio                      8,192    10.01         82,004     0.73%        0.52%         0.10%
   6 Vanguard VIF REIT Index Portfolio                        2,429    11.03         26,788     0.00%        0.52%        10.28%
   6 Vanguard VIF Short-Term Investment-Grade Portfolio       1,532    10.07         15,426     0.00%        0.52%         0.70%
   6 Vanguard VIF Small Company Growth Portfolio              1,554    10.64         16,537     0.00%        0.52%         6.40%
   6 Vanguard VIF Total Stock Market Index Portfolio          1,555    10.91         16,976     0.00%        0.52%         9.15%
   1 Vanguard Wellington Fund                                   268    10.74          2,874     3.09%        0.75%        19.83%
   1 Vanguard Windsor Fund                                      274    10.44          2,861     1.22%        0.75%        35.97%

2002
   2 AIM V.I. Capital Appreciation Fund - Series I            1,915     7.98         15,273     0.00%        1.45%       -25.45%
   3 AIM V.I. Capital Appreciation Fund - Series I          174,350     8.00      1,394,185     0.00%        1.40%       -25.41%
   2 AIM V.I. International Growth Fund - Series I            1,249     7.98          9,975     0.60%        1.45%       -16.89%
   3 AIM V.I. International Growth Fund - Series I          146,435     8.00      1,172,168     0.39%        1.40%       -16.85%
   1 AllianceBernstein Americas Government Income
        Portfolio - Class A                               3,551,827    18.19     64,615,635     5.07% +      1.40%         9.45%
   2 AllianceBernstein Americas Government Income
        Portfolio - Class A                                  77,435    18.14      1,404,897     5.29% +      1.45%         9.40%
   1 AllianceBernstein Global Bond Portfolio - Class A    1,063,112    15.49     16,462,865     0.85%        1.40%        15.29%
   2 AllianceBernstein Global Bond Portfolio - Class A       35,192    15.44        543,499     0.90%        1.45%        15.23%
   3 AllianceBernstein Global Bond Portfolio - Class A       17,463    11.62        202,924     0.88%        1.40%        15.29%
   1 AllianceBernstein Global Dollar Government
        Portfolio - Class A                                 897,444    21.67     19,451,085     6.54%        1.40%        14.53%
   2 AllianceBernstein Global Dollar Government
        Portfolio - Class A                                  27,899    21.62        603,039     9.23%        1.45%        14.47%
   1 AllianceBernstein Growth and Income Portfolio -
        Class A                                           8,618,957    27.15    233,967,594     0.64%        1.40%       -23.14%
   2 AllianceBernstein Growth and Income Portfolio -
        Class A                                             267,105    27.07      7,231,116     0.64%        1.45%       -23.18%
   3 AllianceBernstein Growth and Income Portfolio -
        Class A                                             324,303    16.84      5,460,606     0.60%        1.40%       -23.14%
   4 AllianceBernstein Growth and Income Portfolio -
        Class B                                           5,721,618    26.91    153,966,195     0.58%        1.40%       -23.35%
   5 AllianceBernstein Growth and Income Portfolio -
        Class B                                             180,402    26.84      4,841,378     0.61%        1.45%       -23.39%
   1 AllianceBernstein Growth Portfolio - Class A         5,372,655    16.63     89,354,118     0.00%        1.40%       -29.08%
   2 AllianceBernstein Growth Portfolio - Class A           160,437    16.59      2,661,047     0.00%        1.45%       -29.11%

                                     VA I-53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                       Unit                     Income      Expense       Total
Sub-accounts                                              Units (a)    Value    Net Assets     Ratio (b)   Ratio (c)   Return (d)
---------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
   3 AllianceBernstein Growth Portfolio - Class A           200,058   $11.50   $  2,300,171     0.00%        1.40%       -29.08%
   4 AllianceBernstein Growth Portfolio - Class B         2,490,925    16.48     41,040,545     0.00%        1.40%       -29.26%
   5 AllianceBernstein Growth Portfolio - Class B            69,835    16.43      1,147,483     0.00%        1.45%       -29.30%
   1 AllianceBernstein High Yield Portfolio - Class A     3,616,820     8.54     30,883,503     6.46%        1.40%        -4.38%
   2 AllianceBernstein High Yield Portfolio - Class A       153,149     8.52      1,304,314     6.00%        1.45%        -4.43%
   1 AllianceBernstein International Portfolio -
        Class A                                           3,715,310     9.74     36,169,007     0.05%        1.40%       -16.45%
   2 AllianceBernstein International Portfolio -
        Class A                                             109,418     9.71      1,062,310     0.05%        1.45%       -16.50%
   1 AllianceBernstein International Value Portfolio -
        Class A                                           1,404,665     9.15     12,846,278     0.14%        1.40%        -6.47%
   2 AllianceBernstein International Value Portfolio -
        Class A                                              72,074     9.14        658,598     0.11%        1.45%        -6.51%
   1 AllianceBernstein Money Market Portfolio - Class A   5,029,056    12.92     64,965,075     1.07%        1.40%        -0.30%
   2 AllianceBernstein Money Market Portfolio - Class A     143,799    12.88      1,852,554     1.24%        1.45%        -0.35%
   4 AllianceBernstein Money Market Portfolio - Class B   3,501,890    12.81     44,846,578     0.87%        1.40%        -0.55%
   5 AllianceBernstein Money Market Portfolio - Class B      68,450    12.77        874,227     0.95%        1.45%        -0.60%
   1 AllianceBernstein Premier Growth Portfolio -
        Class A                                           8,952,876    20.31    181,817,723     0.00%        1.40%       -31.61%
   2 AllianceBernstein Premier Growth Portfolio -
        Class A                                             356,910    20.25      7,228,588     0.00%        1.45%       -31.64%
   3 AllianceBernstein Premier Growth Portfolio -
        Class A                                             253,204     9.16      2,319,470     0.00%        1.40%       -31.61%
   4 AllianceBernstein Premier Growth Portfolio -
        Class B                                           3,626,004    20.17     73,126,803     0.00%        1.40%       -31.80%
   5 AllianceBernstein Premier Growth Portfolio -
        Class B                                             123,402    20.11      2,481,937     0.00%        1.45%       -31.84%
   1 AllianceBernstein Small Cap Growth Portfolio -
        Class A                                           4,678,873     7.21     33,738,091     0.00%        1.40%       -32.72%
   2 AllianceBernstein Small Cap Growth Portfolio -
        Class A                                             220,740     7.19      1,587,382     0.00%        1.45%       -32.75%
   3 AllianceBernstein Small Cap Growth Portfolio -
        Class A                                              50,718     7.01        355,433     0.00%        1.40%       -32.72%
   1 AllianceBernstein Real Estate Investment Portfolio
        - Class A                                         2,296,783    12.55     28,819,965     2.79%        1.40%         1.17%
   2 AllianceBernstein Real Estate Investment Portfolio
        - Class A                                           142,864    12.51      1,787,800     2.90%        1.45%         1.12%
   1 AllianceBernstein Small Cap Value Portfolio -
        Class A                                           3,537,441    10.24     36,240,688     0.26% +      1.40%        -7.50%
   2 AllianceBernstein Small Cap Value Portfolio -
        Class A                                             113,662    10.24      1,163,486     0.22% +      1.45%        -7.55%
   1 AllianceBernstein Technology Portfolio - Class A     6,507,121    10.49     68,288,796     0.00%        1.40%       -42.52%
   2 AllianceBernstein Technology Portfolio - Class A       298,166    10.47      3,120,606     0.00%        1.45%       -42.55%
   3 AllianceBernstein Technology Portfolio - Class A       122,373    10.16      1,242,796     0.00%        1.40%       -42.52%
   4 AllianceBernstein Technology Portfolio - Class B     2,215,703    10.43     23,114,430     0.00%        1.40%       -42.62%
   5 AllianceBernstein Technology Portfolio - Class B       114,475    10.40      1,190,973     0.00%        1.45%       -42.65%
   1 AllianceBernstein Total Return Portfolio - Class A   7,748,990    19.09    147,964,881     2.01% +      1.40%       -11.83%
   2 AllianceBernstein Total Return Portfolio - Class A     186,681    19.04      3,554,969     2.20% +      1.45%       -11.87%
   3 AllianceBernstein Total Return Portfolio - Class A      91,811     9.55        876,815     1.99% +      1.40%       -11.83%
   1 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class A                    9,206,476    15.26    140,445,210     2.77%        1.40%         6.29%
   2 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class A                      242,090    15.21      3,683,090     2.94%        1.45%         6.23%
   4 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class B                      255,166    15.12      3,858,444     2.53%        1.40%         6.05%
   5 AllianceBernstein U.S. Government/High Grade
        Securities Portfolio - Class B                       16,606    15.08        250,426     2.54%        1.45%         5.99%
   1 AllianceBernstein Utility Income Portfolio -
        Class A                                           2,458,985    14.46     35,555,868     1.83%        1.40%       -23.20%
   2 AllianceBernstein Utility Income Portfolio -
        Class A                                              71,898    14.42      1,036,802     1.66%        1.45%       -23.24%
   4 AllianceBernstein Value Portfolio - Class B          5,613,964     8.56     48,074,324     0.22%        1.40%       -14.16%
   5 AllianceBernstein Value Portfolio - Class B            159,835     8.56      1,367,582     0.21%        1.45%       -14.20%
   1 AllianceBernstein Worldwide Privatization
        Portfolio - Class A                               1,594,756    14.04     22,390,940     1.84%        1.40%        -5.52%
   2 AllianceBernstein Worldwide Privatization
        Portfolio - Class A                                  76,002    14.00      1,064,208     1.82%        1.45%        -5.57%

                                     VA I-54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                              Investment
                                                                       Unit                     Income      Expense       Total
Sub-accounts                                              Units (a)    Value    Net Assets     Ratio (b)   Ratio (c)   Return (d)
---------------------------------------------------------------------------------------------------------------------------------
2002 - Continued
   7 Delaware VIP Balanced Series - Standard class           11,341   $15.44     $  175,105      3.04%       1.40%       -17.44%
   7 Delaware VIP Balanced Series - Standard class           48,585    23.35      1,134,329      3.04%       1.25%       -17.31%
   7 Delaware VIP Capital Reserves Series - Standard
        class                                                 9,491    21.14        200,652      5.42%       1.25%         5.77%
   7 Delaware VIP Capital Reserves Series - Standard
        class                                                 8,324    15.86        132,052      4.59%       1.40%         5.62%
   7 Delaware VIP Cash Reserves Series - Standard class      77,894    16.45      1,281,098      1.18%       1.25%         0.00%
   7 Delaware VIP Cash Reserves Series - Standard class          --    13.37             --     19.97%       1.40%        -0.15%
   7 Delaware VIP Growth Opportunities Series -
        Standard class                                        6,307    17.88        112,793     11.73%       1.40%       -25.98%
   7 Delaware VIP Growth Opportunities Series -
        Standard class                                       36,772    20.06        737,540     12.90%       1.25%       -25.87%
   7 Delaware VIP High Yield Series - Standard class          4,875    11.95         58,270     10.13%       1.40%         0.42%
   7 Delaware VIP High Yield Series - Standard class         30,022    16.92        507,933     10.55%       1.25%         0.57%
   7 Delaware VIP Value Series - Standard class               6,994    21.66        151,477      1.59%       1.40%       -19.81%
   7 Delaware VIP Value Series - Standard class             169,903    25.60      4,349,989      1.66%       1.25%       -19.69%
   2 Dreyfus Stock Index Fund, Inc. - Initial shares          2,091    13.68         28,610      1.49%       1.45%       -23.48%
   3 Dreyfus Stock Index Fund, Inc. - Initial shares        655,094    13.72      8,988,442      1.29%       1.40%       -23.44%
   2 Dreyfus VIF Small Company Stock Portfolio -
        Initial shares                                        1,041     8.76          9,118      0.24%       1.45%       -20.87%
   3 Dreyfus VIF Small Company Stock Portfolio -
        Initial shares                                      165,148     8.78      1,450,018      0.23%       1.40%       -20.83%
   2 Fidelity VIP Asset Manager Portfolio - Initial
        Class                                                 1,570    13.22         20,765      6.24%       1.45%       -10.04%
   3 Fidelity VIP Asset Manager Portfolio - Initial
        Class                                               634,620    13.26      8,415,280      4.33%       1.40%       -10.00%
   2 Fidelity VIP Contrafund Portfolio - Initial Class          125    11.33          1,412      0.99%       1.45%       -10.66%
   3 Fidelity VIP Contrafund Portfolio - Initial Class      303,636    11.36      3,449,014      0.89%       1.40%       -10.61%
   2 Fidelity VIP Growth Portfolio - Initial Class               79    12.15            955      0.32%       1.45%       -31.11%
   3 Fidelity VIP Growth Portfolio - Initial Class          562,462    12.18      6,851,466      0.27%       1.40%       -31.08%
   2 Fidelity VIP High Income Portfolio - Initial Class       1,170     8.61         10,080     14.07%       1.45%         1.95%
   3 Fidelity VIP High Income Portfolio - Initial Class     201,717     8.64      1,742,374     11.57%       1.40%         2.01%
   3 Fidelity VIP Investment Grade Bond Portfolio -
        Initial Class                                       453,606    15.07      6,837,666      4.53%       1.40%         8.81%
   2 Fidelity VIP Money Market Portfolio - Initial
        Class                                                   434    12.43          5,396      0.59%       1.45%         0.23%
   3 Fidelity VIP Money Market Portfolio - Initial
        Class                                               726,516    12.46      9,055,451      1.67%       1.40%         0.28%
   3 Fidelity VIP Overseas Portfolio - Initial Class         54,714     9.03        493,984      0.82%       1.40%       -21.39%
   1 Mercury HW International VIP Portfolio                 160,731     8.29      1,332,414      3.90%       1.40%       -12.77%
   2 Mercury HW International VIP Portfolio                   8,846     8.27         73,196      3.70%       1.45%       -12.81%
   1 Merrill Lynch American Balanced V.I. Fund -
        Class I                                               1,178     8.24          9,702      2.84%       1.40%       -14.88%
   1 Merrill Lynch Basic Value V.I. Fund - Class I          497,628    11.78      5,860,891      0.93% +     1.40%       -18.91%
   2 Merrill Lynch Basic Value V.I. Fund - Class I           55,754    11.75        654,963      0.95% +     1.45%       -18.95%
   1 Merrill Lynch Core Bond V.I. Fund - Class I             43,626    12.67        552,875      4.57%       1.40%         8.05%
   2 Merrill Lynch Core Bond V.I. Fund - Class I              3,312    12.64         41,862      4.70%       1.45%         8.00%
   1 Merrill Lynch Developing Capital Markets V.I. Fund
        - Class I                                            14,501     6.93        100,560      0.41%       1.40%       -11.49%
   2 Merrill Lynch Developing Capital Markets V.I. Fund
        - Class I                                             3,987     6.92         27,579      0.40%       1.45%       -11.54%
   1 Merrill Lynch Domestic Money Market V.I. Fund -
        Class I                                             111,621    11.56      1,290,531      1.58%       1.40%         0.07%
   2 Merrill Lynch Domestic Money Market V.I. Fund -
        Class I                                                 202    11.53          2,331      1.71%       1.45%         0.02%
   1 Merrill Lynch Global Allocation V.I. Fund -
        Class I                                              44,798     9.31        417,193      2.52%       1.40%        -9.42%
   2 Merrill Lynch Global Allocation V.I. Fund -
        Class I                                               9,014     9.29         83,728      2.93%       1.45%        -9.47%
   1 Merrill Lynch Global Growth V.I. Fund - Class I         99,535     5.89        585,938      0.11%       1.40%       -28.74%
   2 Merrill Lynch Global Growth V.I. Fund - Class I             --     5.88             --      0.00%       1.45%       -28.78%
   1 Merrill Lynch High Current Income V.I. Fund -
        Class I                                              64,194     9.02        579,027      9.90%       1.40%        -2.83%
   2 Merrill Lynch High Current Income V.I. Fund -
        Class I                                                  --     9.00             --     14.83%       1.45%        -2.88%
   1 Merrill Lynch Large Cap Core V.I. Fund - Class I       124,750     9.95      1,241,056      0.81%       1.40%       -18.14%
   2 Merrill Lynch Large Cap Core V.I. Fund - Class I         3,140     9.92         31,156      0.81%       1.45%       -18.18%

                                     VA I-55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                             Unit                     Income      Expense      Total
Sub-accounts                                    Units (a)    Value    Net Assets    Ratio (b)    Ratio (c)   Return (d)
-----------------------------------------------------------------------------------------------------------------------
2002 - Continued
   1 Merrill Lynch Large Cap
      Growth V.I. Fund - Class I                   94,393   $ 6.71   $    633,141     0.00%        1.40%       -24.46%
   1 Merrill Lynch Natural Resources Fund              --    12.89             --     0.00%        1.40%        13.47%
   2 Merrill Lynch Natural Resources Fund              --    12.86             --     0.00%        1.45%        13.50%
   1 Merrill Lynch Utilities and
      Telecommunications V.I. Fund - Class I       43,290     9.99        432,264     3.37%        1.40%       -19.90%
   2 Merrill Lynch Utilities and
      Telecommunications V.I. Fund - Class I           37     9.96            366     2.18%        1.45%       -19.94%
   1 Merrill Lynch Value Opportunities V.I
      Fund - Class I                              127,179    12.58      1,599,971     0.00% +      1.40%       -24.82%
   2 Merrill Lynch Value Opportunities V.I
      Fund - Class I                               26,752    12.55        335,683     0.00% +      1.45%       -24.86%
   1 UBS U.S. Allocation Portfolio              1,567,327    11.12     17,421,847     0.81%        1.40%       -23.76%
   2 UBS U.S. Allocation Portfolio                183,716    11.09      2,037,685     0.82%        1.45%       -23.80%
   1 UIF Core Plus Fixed Income Portfolio -
      Class I                                       4,077    10.54         42,977     3.37% +      0.75%         6.52%
   1 UIF Equity Growth Portfolio - Class I          4,232     7.51         31,797     0.16%        0.75%       -28.40%
   1 UIF Technology Portfolio - Class I             1,867     5.67         10,583     0.00%        0.75%       -49.35%
   1 UIF Value Portfolio - Class I                    463     8.30          3,837     0.59%        0.75%       -22.74%
   3 Van Eck Worldwide Emerging Markets Fund       85,796     6.32        542,588     0.17%        1.40%        -4.25%
   3 Van Eck Worldwide Hard Assets Fund            25,846     7.45        192,486     0.87%        1.40%        -4.19%
   1 Vanguard 500 Index Fund                          868     7.87          6,829     1.47%        0.75%         0.00%
   1 Vanguard LifeStrategy Conservative
      Growth Fund                                   3,429     9.36         32,093     1.97%        0.75%         0.00%
   1 Vanguard LifeStrategy Growth Fund              1,380     8.35         11,516     1.54%        0.75%         0.00%
   1 Vanguard LifeStrategy Income Fund              2,050     9.89         20,288     2.92%        0.75%         0.00%
   1 Vanguard Prime Money Market Fund                 569    10.06          5,721     0.97%        0.75%         0.00%
   1 Vanguard PRIMECAP Fund                           296     7.53          2,230     1.21%        0.75%         0.00%
   1 Vanguard U.S. Growth Fund                        593     7.14          4,230     0.40%        0.75%         0.00%
   1 Vanguard Wellington Fund                         287     8.96          2,573     2.77%        0.75%         0.00%
   1 Vanguard Windsor Fund                            294     7.68          2,258     1.54%        0.75%         0.00%

2001
   2 AIM V.I. Capital Appreciation
      Fund - Series I                               1,675    10.70         17,925     0.00% +      1.45%       -24.39%
   3 AIM V.I. Capital Appreciation
      Fund - Series I                             212,831    10.72      2,281,641     0.00% +      1.40%       -24.34%
   2 AIM V.I. International Growth
      Fund - Series I                               1,251     9.61         12,017     0.62% +      1.45%       -24.65%
   3 AIM V.I. International Growth
      Fund - Series I                             285,545     9.63      2,748,812     0.24% +      1.40%       -24.62%
   1 AllianceBernstein Americas Government
      Income Portfolio - Class A                2,683,830    16.62     44,609,351     6.13% +      1.40%         2.16%
   2 AllianceBernstein Americas Government
      Income Portfolio - Class A                   44,442    16.58        737,059     4.74% +      1.45%         2.06%
   1 AllianceBernstein Global Bond
      Portfolio - Class A                         644,799    13.43      8,660,882     0.00%        1.40%        -1.67%
   2 AllianceBernstein Global Bond
      Portfolio - Class A                          20,430    13.40        273,811     0.00%        1.45%        -1.74%
   3 AllianceBernstein Global Bond
      Portfolio - Class A                          16,773    10.08        169,060     0.00%        1.40%        -1.67%
   1 AllianceBernstein Global Dollar
      Government Portfolio - Class A              477,555    18.92      9,037,648    10.46%        1.40%         7.83%
   2 AllianceBernstein Global Dollar
      Government Portfolio - Class A               12,365    18.88        233,491     9.61%        1.45%         7.78%
   1 AllianceBernstein Growth and Income
      Portfolio - Class A                      11,262,387    35.32    397,752,465     0.60% +      1.40%        -1.05%
   2 AllianceBernstein Growth and Income
      Portfolio - Class A                         337,172    35.24     11,881,538     0.57% +      1.45%        -1.10%
   3 AllianceBernstein Growth and Income
      Portfolio - Class A                         594,277    21.91     13,018,480     0.61% +      1.40%        -1.06%
   4 AllianceBernstein Growth and Income
      Portfolio - Class B                       4,597,812    35.11    161,410,548     0.44% +      1.40%        -1.25%
   5 AllianceBernstein Growth and Income
      Portfolio - Class B                         157,141    35.03      5,504,411     0.51% +      1.45%        -1.30%
   1 AllianceBernstein Growth Portfolio -
      Class A                                   7,321,002    23.45    171,677,981     0.27% +      1.40%       -24.55%
   2 AllianceBernstein Growth Portfolio -
      Class A                                     217,197    23.40      5,082,022     0.26% +      1.45%       -24.57%
   3 AllianceBernstein Growth Portfolio -
      Class A                                     262,883    16.21      4,261,717     0.27% +      1.40%       -24.53%
   4 AllianceBernstein Growth Portfolio -
      Class B                                   2,337,209    23.29     54,439,422     0.15% +      1.40%       -24.72%
   5 AllianceBernstein Growth Portfolio -
      Class B                                      74,266    23.24      1,726,017     0.14% +      1.45%       -24.76%

                                     VA I-56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                             Unit                     Income      Expense      Total
Sub-accounts                                    Units (a)    Value    Net Assets    Ratio (b)    Ratio (c)   Return (d)
-----------------------------------------------------------------------------------------------------------------------
2001 - Continued
   1 AllianceBernstein High Yield
      Portfolio - Class A                       3,178,040   $ 8.93   $ 28,379,789     7.58%        1.40%         1.59%
   2 AllianceBernstein High Yield
      Portfolio - Class A                         122,440     8.91      1,091,082     7.26%        1.45%         1.49%
   1 AllianceBernstein International
      Portfolio - Class A                       4,259,637    11.65     49,635,643     0.00% +      1.40%       -23.44%
   2 AllianceBernstein International
      Portfolio - Class A                         118,393    11.63      1,376,526     0.00% +      1.45%       -23.46%
   1 AllianceBernstein International Value
      Portfolio - Class A                         379,508     9.78      3,710,767     0.00%        1.40%        -2.22%
   2 AllianceBernstein International Value
      Portfolio - Class A                          13,018     9.77        127,249     0.00%        1.45%        -2.25%
   1 AllianceBernstein Money Market
      Portfolio - Class A                       6,153,628    12.96     79,733,336     3.38%        1.40%         2.11%
   2 AllianceBernstein Money Market
      Portfolio - Class A                         119,747    12.93      1,548,151     3.87%        1.45%         2.04%
   4 AllianceBernstein Money Market
      Portfolio - Class B                       3,525,517    12.88     45,399,463     2.47%        1.40%         1.88%
   5 AllianceBernstein Money Market
      Portfolio - Class B                          62,016    12.85        796,835     3.24%        1.45%         1.81%
   1 AllianceBernstein Premier Growth
      Portfolio - Class A                      12,039,087    29.70    357,501,371     0.00% +      1.40%       -18.38%
   2 AllianceBernstein Premier Growth
      Portfolio - Class A                         512,622    29.63     15,188,700     0.00% +      1.45%       -18.40%
   3 AllianceBernstein Premier Growth
      Portfolio - Class A                          91,161    13.39      1,221,060     0.00% +      1.40%       -18.38%
   4 AllianceBernstein Premier Growth
      Portfolio - Class B                       3,127,395    29.57     92,485,049     0.00% +      1.40%       -18.56%
   5 AllianceBernstein Premier Growth
      Portfolio - Class B                         121,580    29.51      3,587,496     0.00% +      1.45%       -18.60%
   1 AllianceBernstein Real Estate
      Investment Portfolio - Class A            1,720,052    12.40     21,332,597     3.10%        1.40%         9.27%
   2 AllianceBernstein Real Estate
      Investment Portfolio - Class A              105,314    12.37      1,303,245     2.57%        1.45%         9.22%
   1 AllianceBernstein Small Cap Growth
      Portfolio - Class A                       5,108,790    10.72     54,752,873     0.00% +      1.40%       -13.99%
   2 AllianceBernstein Small Cap Growth
      Portfolio - Class A                         215,396    10.69      2,303,378     0.00% +      1.45%       -14.04%
   3 AllianceBernstein Small Cap Growth
      Portfolio - Class A                          62,518    10.42        651,192     0.00% +      1.40%       -13.99%
   1 AllianceBernstein Small Cap Value
      Portfolio - Class A                       1,544,796    11.08     17,109,741     0.00%        1.40%        10.76%
   2 AllianceBernstein Small Cap Value
      Portfolio - Class A                          27,532    11.07        304,836     0.00%        1.45%        10.72%
   1 AllianceBernstein Technology
      Portfolio - Class A                       8,757,045    18.26    159,877,968     0.00% +      1.40%       -26.29%
   2 AllianceBernstein Technology
   Portfolio - Class A                            428,061    18.22      7,797,853     0.00% +      1.45%       -26.31%
   3 AllianceBernstein Technology
   Portfolio - Class A                            154,500    17.67      2,729,686     0.00% +      1.40%       -26.29%
   4 AllianceBernstein Technology
   Portfolio - Class B                          2,196,651    18.18     39,936,063     0.00% +      1.40%       -26.51%
   5 AllianceBernstein Technology
   Portfolio - Class B                            127,344    18.14      2,310,058     0.00% +      1.45%       -26.53%
   1 AllianceBernstein Total Return
   Portfolio - Class A                          6,996,722    21.66    151,521,619     1.63% +      1.40%         0.82%
   2 AllianceBernstein Total Return
   Portfolio - Class A                            176,712    21.61      3,818,432     1.42% +      1.45%         0.78%
   3 AllianceBernstein Total Return
   Portfolio - Class A                            104,738    10.83      1,134,438     3.40% +      1.40%         0.85%
   1 AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class A      6,393,452    14.35     91,762,502     4.04%        1.40%         6.39%
   2 AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class A        125,819    14.32      1,801,839     3.72%        1.45%         6.32%
   4 AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class B        213,701    14.26      3,047,165     4.14%        1.40%         6.09%
   5 AllianceBernstein U.S. Government/High
      Grade Securities Portfolio - Class B          8,794    14.23        125,117     3.20%        1.45%         6.02%
   1 AllianceBernstein Utility Income
      Portfolio - Class A                       2,898,269    18.83     54,569,784     3.84% +      1.40%       -23.59%
   2 AllianceBernstein Utility Income
      Portfolio - Class A                          97,061    18.79      1,823,466     3.93% +      1.45%       -23.63%
   4 AllianceBernstein Value Portfolio -
      Class B                                   2,388,655     9.98     23,829,454     0.00%        1.40%        -0.24%
   5 AllianceBernstein Value Portfolio -
      Class B                                      53,532     9.97        533,864     0.00%        1.45%        -0.27%
   1 AllianceBernstein Worldwide
      Privatization Portfolio - Class A         2,075,860    14.86     30,850,133     0.21% +      1.40%       -18.43%
   2 AllianceBernstein Worldwide
      Privatization Portfolio - Class A            89,564    14.83      1,328,095     0.20% +      1.45%       -18.48%
   7 Delaware VIP Balanced Series - Standard
      class                                        11,664    18.70        218,129     1.15%        1.40%        -8.95%
   7 Delaware VIP Balanced Series - Standard
      class                                        72,289    28.24      2,041,132     2.40%        1.25%        -8.81%
   7 Delaware VIP Capital Reserves Series -
      Standard class                               22,694    19.99        453,759     5.59%        1.25%         6.91%

                                     VA I-57

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                Unit                   Income      Expense      Total
Sub-accounts                                      Units (a)    Value    Net Assets    Ratio (b)   Ratio (c)   Return (d)
------------------------------------------------------------------------------------------------------------------------
2001 - Continued
   7 Delaware VIP Capital Reserves Series -
      Standard class                                 8,328    $15.02   $   124,943      2.81%       1.40%         6.75%
   7 Delaware VIP Cash Reserves Series -
      Standard class                                51,146     16.45       841,147      2.04%       1.25%         2.59%
   7 Delaware VIP Cash Reserves Series -
      Standard class                                   139     13.39         1,864      7.51%       1.40%         2.43%
   7 Delaware VIP Growth Opportunities
      Series - Standard class                        7,369     24.16       178,045      0.00% +     1.40%       -16.96%
   7 Delaware VIP Growth Opportunities
      Series - Standard class                       44,502     27.06     1,204,098      0.00% +     1.25%       -16.84%
   7 Delaware VIP High Yield Series -
      Standard class                                 4,911     11.90        58,450      3.85%       1.40%        -5.44%
   7 Delaware VIP High Yield Series -
      Standard class                                33,651     16.82       566,072      9.05%       1.25%        -5.30%
   7 Delaware VIP Value Series -
      Standard class                                 7,180     27.01       193,931      0.10%       1.40%        -5.20%
   7 Delaware VIP Value Series -
      Standard class                               219,986     31.88     7,012,989      0.19%       1.25%        -5.09%
   2 Dreyfus Stock Index Fund, Inc. -
      Initial shares                                 1,658     17.88        29,652      1.19% +     1.45%       -13.44%
   3 Dreyfus Stock Index Fund, Inc. -
      Initial shares                               818,316     17.92    14,666,237      1.06% +     1.40%       -13.42%
   2 Dreyfus VIF Small Company Stock
      Portfolio - Initial shares                     1,042     11.07        11,530      0.07%       1.45%        -2.93%
   3 Dreyfus VIF Small Company Stock
      Portfolio - Initial shares                   178,062     11.09     1,974,710      0.06%       1.40%        -2.89%
   2 Fidelity VIP Asset Manager Portfolio -
      Initial Class                                  1,046     14.70        15,384      0.00%       1.45%        -5.46%
   3 Fidelity VIP Asset Manager Portfolio -
      Initial Class                                863,618     14.73    12,723,960      3.97% +     1.40%        -5.43%
   2 Fidelity VIP Contrafund Portfolio -
      Initial Class                                    125     12.68         1,590      0.77% +     1.45%       -13.50%
   3 Fidelity VIP Contrafund Portfolio -
      Initial Class                                369,807     12.71     4,699,257      0.80% +     1.40%       -13.50%
   2 Fidelity VIP Growth Portfolio - Initial
      Class                                             79     17.64         1,395      0.07% +     1.45%       -18.84%
   3 Fidelity VIP Growth Portfolio - Initial
      Class                                        749,470     17.67    13,246,181      0.08% +     1.40%       -18.81%
   2 Fidelity VIP High Income Portfolio -
      Initial Class                                  1,171      8.45         9,893     13.06%       1.45%       -12.98%
   3 Fidelity VIP High Income Portfolio -
      Initial Class                                289,878      8.47     2,454,659     21.70%       1.40%       -12.97%
   3 Fidelity VIP Investment Grade Bond
      Portfolio - Initial Class                    372,421     13.85     5,159,382      7.32%       1.40%         6.98%
   2 Fidelity VIP Money Market Portfolio -
      Initial Class                                  2,483     12.40        30,797      9.23%       1.45%         2.67%
   3 Fidelity VIP Money Market Portfolio -
      Initial Class                                985,367     12.43    12,247,550      4.09%       1.40%         2.72%
   3 Fidelity VIP Overseas Portfolio -
      Initial Class                                 57,865     11.49       664,582      5.19% +     1.40%       -22.29%
   1 Mercury HW International VIP Portfolio        176,533      9.50     1,677,652      3.03% +     1.40%       -14.15%
   2 Mercury HW International VIP Portfolio         10,911      9.49       103,553      3.93% +     1.45%       -14.19%
   1 Merrill Lynch American Balanced V.I
      Fund - Class I                                 1,180      9.68        11,415      2.58%       1.40%        -3.23%
   1 Merrill Lynch Basic Value V.I. Fund -
      Class I                                      592,994     14.52     8,612,954      0.95% +     1.40%         2.79%
   2 Merrill Lynch Basic Value V.I. Fund -
      Class I                                       65,327     14.49       946,875      0.96% +     1.45%         2.72%
   1 Merrill Lynch Core Bond V.I. Fund -
      Class I                                       50,951     11.73       597,594      5.59%       1.40%         5.19%
   2 Merrill Lynch Core Bond V.I. Fund -
      Class I                                        3,315     11.70        38,801      6.03%       1.45%         5.16%
   1 Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I                   14,689      7.84       115,088      0.90%       1.40%         0.07%
   2 Merrill Lynch Developing Capital
      Markets V.I. Fund - Class I                    4,489      7.82        35,096      0.93%       1.45%        -0.01%
   1 Merrill Lynch Domestic Money Market
      V.I. Fund - Class I                          118,201     11.55     1,365,627      3.62%       1.40%         2.42%
   2 Merrill Lynch Domestic Money Market
      V.I. Fund - Class I                            5,157     11.53        59,456      4.08%       1.45%         2.39%
   1 Merrill Lynch Global Allocation V.I
      Fund - Class I                                76,766     10.28       789,286      1.35%       1.40%       -10.12%
   2 Merrill Lynch Global Allocation V.I
      Fund - Class I                                12,251     10.26       125,696      1.36%       1.45%       -10.15%
   1 Merrill Lynch Global Growth V.I
      Fund - Class I                               101,771      8.26       840,754      0.90%       1.40%       -24.14%
   2 Merrill Lynch Global Growth V.I
      Fund - Class I                                 2,263      8.25        18,674      1.31%       1.45%       -24.17%
   1 Merrill Lynch High Current Income V.I
      Fund - Class I                                70,160      9.28       651,309     10.61%       1.40%         2.58%
   2 Merrill Lynch High Current Income V.I
      Fund - Class I                                   193      9.26         1,788     14.33%       1.45%         2.48%
   1 Merrill Lynch Large Cap Core V.I
      Fund - Class I                               126,262     12.15     1,534,402      0.78%       1.40%        -8.70%
   2 Merrill Lynch Large Cap Core V.I
      Fund - Class I                                 3,160     12.13        38,318      0.48%       1.45%        -8.75%
   1 Merrill Lynch Large Cap Growth V.I
      Fund - Class I                                80,147      8.88       711,649      0.02%       1.40%       -10.58%
   1 Merrill Lynch Natural Resources Fund            2,843     11.36        32,284      0.17%       1.40%       -12.24%
   2 Merrill Lynch Natural Resources Fund              576     11.33         6,533      0.19%       1.45%       -12.28%

                                     VA I-58

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment
                                                             Unit                   Income      Expense      Total
Sub-accounts                                   Units (a)    Value    Net Assets    Ratio (b)   Ratio (c)   Return (d)
---------------------------------------------------------------------------------------------------------------------
2001 - Continued
   1 Merrill Lynch Utilities and
      Telecommunications V.I. Fund - Class I      69,972   $12.47   $   872,249     3.30% +      1.40%       -15.20%
   2 Merrill Lynch Utilities and
      Telecommunications V.I. Fund - Class I       1,947    12.44        24,218     3.97% +      1.45%       -15.26%
   1 Merrill Lynch Value Opportunities V.I
      Fund - Class I                             120,804    16.73     2,021,508     0.23% +      1.40%        28.03%
   2 Merrill Lynch Value Opportunities V.I
      Fund - Class I                              29,630    16.70       494,786     0.23% +      1.45%        27.96%
   1 UBS U.S. Allocation Portfolio             1,947,305    14.58    28,390,697     2.40% +      1.40%       -13.63%
   2 UBS U.S. Allocation Portfolio               248,176    14.56     3,612,233     2.32% +      1.45%       -13.67%
   1 UIF Core Plus Fixed Income
      Portfolio - Class I                          4,354     9.90        43,086     3.98% +      0.75%       -19.46%
   1 UIF Equity Growth Portfolio - Class I         4,520    10.49        47,435     0.00%        0.75%         4.90%
   1 UIF Technology Portfolio - Class I            1,993    11.19        22,301     0.00%        0.75%       -30.99%
   1 UIF Value Portfolio - Class I                   497    10.74         5,332     0.43% +      0.75%       -36.37%
   3 Van Eck Worldwide Emerging Markets Fund      69,215     6.61       457,167     0.00%        1.40%        -3.15%
   3 Van Eck Worldwide Hard Assets Fund           26,544     7.77       206,322     1.19%        1.40%       -11.67%

Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3    Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6    Vanguard SPIA product.
7    Variable Annuity product.

(a) The 2002 units reflect accumulation units valued at accumulation unit values. The 2001 units reflect annuity units valued at annuity unit values. The change in the 2002 presentation does not have any effect on the net assets held in the Sub-accounts.

(b) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(c) These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(d) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

+ The investment income ratio has been restated due to a misclassification in prior years of short-term and/or long-term capital gains between dividends from mutual funds and capital gain distributions from mutual funds. See Note H for further disclosure.

   ** Formerly AllianceBernstein Small Cap Growth Portfolio.

  *** Formerly Delaware VIP Large Cap Value Series.

 **** Formerly Merrill Lynch Value Opportunites V.I. Fund.

***** Formerly Vanguard VIF Short-Term Corporate Portfolio.

                                     VA I-59

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement

During the preparation of these 2004 financial statements, the Company identified certain misclassifications of long-term and short-term capital gains within several Sub-accounts. Specifically, for the years ended December 31, 2003 and 2002, the Company classified short-term capital gains as dividends from mutual funds. Prior to the year ended December 31, 2002, the Company classified long-term and short-term capital gains as dividends from mutual funds. GAAP requires long-term and short-term capital gains to be classified as capital gain distributions from mutual funds. Accordingly, for the effected Sub-accounts, the Company restated net investment income (loss) and capital gain distributions from mutual funds for the year ended December 31, 2003. The related investment income ratio was also restated for the years ended December 31, 2003, 2002 and 2001, to be comparative. The restated balances for net investment income (loss) and capital gain distribution from mutual funds have been identified in the Statement of Changes in Net Assets and the related investment income ratio amounts have been disclosed in Note G - Financial Highlights.

The adjustments described above had no impact on the Company's net assets or the increase (decrease) in net assets resulting from operations for any period. A summary of the adjustments made and their effect on the financial statements is presented below:

                                                                          For the Year Ended December 31, 2003
                                                                  ----------------------------------------------------
                                                                       Net Investment       Capital Gain Distributions
                                                                       Income (Loss)             from Mutual Funds
                                                                  -----------------------   --------------------------
                                                                  Originally                  Originally
Sub-accounts                                                        stated      Restated        stated      Restated
----------------------------------------------------------------------------------------------------------------------
   AllianceBernstein Small Cap Value Portfolio - Class A          $   64,941   $ (350,845)     $167,712    $  583,498
   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class A                                          3,360,830    2,293,891        44,924     1,111,863
   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class B                                             94,811       62,190         1,374        33,995
   Fidelity VIP Investment Grade Bond Portfolio - Initial Class      192,597      141,023        23,803        75,377
   Merrill Lynch Value Opportunities V.I. Fund - Class I             (22,867)     (29,485)       10,330        16,948
   UIF Core Plus Fixed Income Portfolio - Class I                         37         (279)           --           316

                                                                      Investment Income Ratio
                                                  ---------------------------------------------------------------------
                                                    For the Year Ended      For the Year Ended      For the Year Ended
                                                    December 31, 2003       December 31, 2002       December 31, 2001
                                                  ---------------------   ---------------------   ---------------------
                                                  Originally              Originally              Originally
Sub-accounts                                        stated     Restated     stated     Restated     stated     Restated
-----------------------------------------------------------------------------------------------------------------------
2 AIM V.I. Capital Appreciation Fund - Series I       n/a         n/a         n/a         n/a       11.40%       0.00%
3 AIM V.I. Capital Appreciation Fund - Series I       n/a         n/a         n/a         n/a        6.67%       0.00%
2 AIM V.I. International Growth Fund - Series I       n/a         n/a         n/a         n/a        5.64%       0.62%
3 AIM V.I. International Growth Fund - Series I       n/a         n/a         n/a         n/a        2.14%       0.24%
1 AllianceBernstein Americas Government Income
     Portfolio - Class A                              n/a         n/a        5.15%       5.07%       7.01%       6.13%
2 AllianceBernstein Americas Government Income
     Portfolio - Class A                              n/a         n/a        5.37%       5.29%       5.42%       4.74%
1 AllianceBernstein Growth and Income
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.00%       0.60%
2 AllianceBernstein Growth and Income
     Portfolio - Class A                              n/a         n/a         n/a         n/a        4.76%       0.57%
3 AllianceBernstein Growth and Income
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.11%       0.61%
4 AllianceBernstein Growth and Income
     Portfolio - Class B                              n/a         n/a         n/a         n/a        3.98%       0.44%
5 AllianceBernstein Growth and Income
     Portfolio - Class B                              n/a         n/a         n/a         n/a        4.67%       0.51%
1 AllianceBernstein Growth Portfolio - Class A        n/a         n/a         n/a         n/a       14.20%       0.27%
2 AllianceBernstein Growth Portfolio - Class A        n/a         n/a         n/a         n/a       13.42%       0.26%
3 AllianceBernstein Growth Portfolio - Class A        n/a         n/a         n/a         n/a       14.34%       0.27%
4 AllianceBernstein Growth Portfolio - Class B        n/a         n/a         n/a         n/a       14.93%       0.15%
5 AllianceBernstein Growth Portfolio - Class B        n/a         n/a         n/a         n/a       13.52%       0.14%
1 AllianceBernstein International
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.70%       0.00%
2 AllianceBernstein International
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.53%       0.00%
1 AllianceBernstein Premier Growth
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.24%       0.00%
2 AllianceBernstein Premier Growth
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.13%       0.00%
3 AllianceBernstein Premier Growth
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.39%       0.00%
4 AllianceBernstein Premier Growth
     Portfolio - Class B                              n/a         n/a         n/a         n/a        5.06%       0.00%
5 AllianceBernstein Premier Growth
     Portfolio - Class B                              n/a         n/a         n/a         n/a        5.63%       0.00%
1 AllianceBernstein Small Cap Growth
     Portfolio - Class A                              n/a         n/a         n/a         n/a        3.14%       0.00%
2 AllianceBernstein Small Cap Growth
     Portfolio - Class A                              n/a         n/a         n/a         n/a        3.10%       0.00%
3 AllianceBernstein Small Cap Growth
     Portfolio - Class A                              n/a         n/a         n/a         n/a        3.05%       0.00%
1 AllianceBernstein Small Cap Value
     Portfolio - Class A                             1.42%       0.53%       0.37%       0.26%        n/a         n/a

                                     VA I-60

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note H - Restatement - Continued

                                                                      Investment Income Ratio
                                                  ---------------------------------------------------------------------
                                                    For the Year Ended      For the Year Ended      For the Year Ended
                                                    December 31, 2003       December 31, 2002       December 31, 2001
                                                  ---------------------   ---------------------   ---------------------
                                                  Originally              Originally              Originally
Sub-accounts                                        stated     Restated     stated     Restated     stated     Restated
-----------------------------------------------------------------------------------------------------------------------
2 AllianceBernstein Small Cap Value
     Portfolio - Class A                             1.45%       0.54%       0.31%       0.22%        n/a         n/a
1 AllianceBernstein Technology
     Portfolio - Class A                              n/a         n/a         n/a         n/a        7.64%       0.00%
2 AllianceBernstein Technology
     Portfolio - Class A                              n/a         n/a         n/a         n/a        7.69%       0.00%
3 AllianceBernstein Technology
     Portfolio - Class A                              n/a         n/a         n/a         n/a        7.19%       0.00%
4 AllianceBernstein Technology
     Portfolio - Class B                              n/a         n/a         n/a         n/a        7.78%       0.00%
5 AllianceBernstein Technology
     Portfolio - Class B                              n/a         n/a         n/a         n/a        7.82%       0.00%
1 AllianceBernstein Total Return
     Portfolio - Class A                              n/a         n/a        2.73%       2.01%       4.51%       1.63%
2 AllianceBernstein Total Return
     Portfolio - Class A                              n/a         n/a        2.99%       2.20%       3.91%       1.42%
3 AllianceBernstein Total Return
     Portfolio - Class A                              n/a         n/a        2.69%       1.99%       9.38%       3.40%
1 AllianceBernstein U.S. Government/High Grade
     Securities Portfolio - Class A                  4.08%       3.25%        n/a         n/a         n/a         n/a
2 AllianceBernstein U.S. Government/High Grade
     Securities Portfolio - Class A                  3.76%       3.00%        n/a         n/a         n/a         n/a
4 AllianceBernstein U.S. Government/High Grade
     Securities Portfolio - Class B                  3.89%       3.07%        n/a         n/a         n/a         n/a
5 AllianceBernstein U.S. Government/High Grade
     Securities Portfolio - Class B                  4.25%       3.35%        n/a         n/a         n/a         n/a
1 AllianceBernstein Utility Income
     Portfolio - Class A                              n/a         n/a         n/a         n/a        4.50%       3.84%
2 AllianceBernstein Utility Income
     Portfolio - Class A                              n/a         n/a         n/a         n/a        4.61%       3.93%
1 AllianceBernstein Worldwide Privatization
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.87%       0.21%
2 AllianceBernstein Worldwide Privatization
     Portfolio - Class A                              n/a         n/a         n/a         n/a        5.47%       0.20%
7 Delaware VIP Growth Opportunities
     Series - Standard class                          n/a         n/a         n/a         n/a       21.62%       0.00%
7 Delaware VIP Growth Opportunities
     Series - Standard class                          n/a         n/a         n/a         n/a       10.61%       0.00%
2 Dreyfus Stock Index Fund,
     Inc. - Initial shares                            n/a         n/a         n/a         n/a        1.72%       1.19%
3 Dreyfus Stock Index Fund,
     Inc. - Initial shares                            n/a         n/a         n/a         n/a        1.54%       1.06%
3 Fidelity VIP Asset Manager
     Portfolio - Initial Class                        n/a         n/a         n/a         n/a        5.46%       3.97%
2 Fidelity VIP Contrafund
     Portfolio - Initial Class                        n/a         n/a         n/a         n/a        3.48%       0.77%
3 Fidelity VIP Contrafund
     Portfolio - Initial Class                        n/a         n/a         n/a         n/a        3.61%       0.80%
2 Fidelity VIP Growth Portfolio - Initial Class       n/a         n/a         n/a         n/a        7.21%       0.07%
3 Fidelity VIP Growth Portfolio - Initial Class       n/a         n/a         n/a         n/a        7.79%       0.08%
3 Fidelity VIP Investment Grade Bond
     Portfolio - Initial Class                       4.80%       3.87%        n/a         n/a         n/a         n/a
3 Fidelity VIP Overseas Portfolio - Initial
     Class                                            n/a         n/a         n/a         n/a       13.39%       5.19%
1 Mercury HW International VIP Portfolio              n/a         n/a         n/a         n/a        6.07%       3.03%
2 Mercury HW International VIP Portfolio              n/a         n/a         n/a         n/a        7.85%       3.93%
1 Merrill Lynch Basic Value V.I. Fund - Class I       n/a         n/a        1.30%       0.93%       5.96%       0.95%
2 Merrill Lynch Basic Value V.I. Fund - Class I       n/a         n/a        1.33%       0.95%      -4.22%       0.96%
1 Merrill Lynch Utilities and
     Telecommunications V.I. Fund - Class I           n/a         n/a         n/a         n/a        6.60%       3.30%
2 Merrill Lynch Utilities and
     Telecommunications V.I. Fund - Class I           n/a         n/a         n/a         n/a        7.93%       3.97%
1 Merrill Lynch Value Opportunities V.I.
     Fund - Class I                                  0.36%       0.07%       1.31%       0.00%       7.71%       0.23%
2 Merrill Lynch Value Opportunities V.I.
     Fund - Class I                                  0.40%       0.07%       1.22%       0.00%       7.68%       0.23%
1 UBS U.S. Allocation Portfolio                       n/a         n/a         n/a         n/a        8.51%       2.40%
2 UBS U.S. Allocation Portfolio                       n/a         n/a         n/a         n/a        8.23%       2.32%
1 UIF Core Plus Fixed Income
     Portfolio - Class I                             0.84%       0.06%       3.85%       3.37%       5.53%       3.98%
1 UIF Value Portfolio - Class I                       n/a         n/a         n/a         n/a        2.28%       0.43%

Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and IVA products.
2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.
3    Profile product.
4 Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.
5 Ovation Plus, Ovation Advisor, Trilogy, Paragdim, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.
6    Vanguard SPIA product.
7    Variable Annuity product.

n/a The investment income ratio did not change.

                                    VA I-61

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)










                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana
Houston, TX 77002-5678
Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2004 and 2003 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

As discussed in Note 15 to the financial statements, the Company has restated its financial statements as of December 31, 2003 and 2002 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
April 29, 2005

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                      December 31,  December 31,
                                                          2004          2003
                                                      ------------  ------------
                                                                      (Restated)
Assets
Investments:
Fixed maturities:
   Bonds available for sale, at fair value            $  9,879,583  $  9,834,315
   (cost: 2004 - $9,207,004; 2003 - $9,210,805)
Equity securities available for sale, at fair value          7,782         3,885
   (cost: 2004 - $5,297; 2003 - $3,175)
Mortgage loans on real estate                              494,343       470,767
Policy loans                                               254,448       261,908
Other long-term investments                                 68,168        84,338
Derivative assets, at fair value                            52,886        36,495
Short-term investments, at cost
 (approximates fair value)                                  40,666        20,405
                                                      ------------  ------------
    Total investments                                   10,797,876    10,712,113

Cash                                                        12,262             -
Investment income due and accrued                          142,437       147,468
Reinsurance assets                                         118,973       123,500
Deferred policy acquisition costs                          253,774       307,175
Premium and insurance balances receivable                   36,268        30,775
Amounts due from related parties                            13,159        94,749
Other assets                                                11,580         6,692
Assets held in separate accounts                         3,218,345     3,209,288
                                                      ------------  ------------
     Total assets                                     $ 14,604,674  $ 14,631,760
                                                      ============  ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                      December 31,  December 31,
                                                          2004          2003
                                                      ------------  ------------
                                                                     (Restated)
Liabilities
  Policyholders' contract deposits                    $  7,016,323  $  7,310,004
  Future policy benefits for life and accident
   and health insurance contracts                        2,374,661     2,319,463
  Reserve for unearned premiums                             22,371        23,372
  Policy and contract claims                                99,492        99,925
  Amounts due to related parties                            58,686        19,664
  Income taxes payable                                     237,511       216,468
  Derivative liabilities, at fair value                     40,494        45,935
  Other liabilities                                         65,843        48,863
  Liabilities related to separate accounts               3,218,345     3,209,288
                                                      ------------  ------------
             Total liabilities                          13,133,726    13,292,982
                                                      ------------  ------------
Shareholders' equity
  Series A preferred stock, $100,000 par value;
   2,500 shares authorized, issued and outstanding         250,000       250,000
  Common stock, $5 par value; 1,000,000 shares
   authorized; 976,703 issued and outstanding                4,884         4,884
  Additional paid-in capital                               302,283       302,283
  Accumulated other comprehensive income                   365,909       312,206
  Retained earnings                                        547,872       469,405
                                                      ------------  ------------
             Total shareholders' equity                  1,470,948     1,338,778
                                                      ------------  ------------
Total liabilities and shareholders' equity            $ 14,604,674  $ 14,631,760
                                                      ============  ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003           2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Revenues:
  Premiums and other considerations                            $    299,367    $    221,443    $    280,098
  Net investment income                                             694,417         706,945         723,918
  Realized capital gains (losses)                                   (11,087)         24,217        (119,989)
                                                               ------------    ------------    ------------
          Total revenues                                            982,697         952,605         884,027
                                                               ------------    ------------    ------------
Benefits and expenses:
  Death and other benefits                                          366,950         289,338         296,317
  Increase in future policy benefits                                 34,901          (2,978)          8,197
  Interest credited on policyholder contract
   deposits                                                         306,867         351,518         407,524
  Insurance acquisition and other
   operating expenses                                               126,492         153,321         159,139
                                                               ------------    ------------    ------------
          Total benefits and expenses                               835,210         791,199         871,177
                                                               ------------    ------------    ------------
Income before income taxes                                          147,487         161,406          12,850
                                                               ------------    ------------    ------------
Income taxes:
   Current                                                           67,265          29,307          22,515
   Deferred                                                         (16,881)         26,023         (18,494)
                                                               ------------    ------------    ------------
        Total income tax expense                                     50,384          55,330           4,021
                                                               ------------    ------------    ------------
Net income before cumulative effect
 of accounting change                                                97,103         106,076           8,829
Cumulative effect of accounting change,
 net of tax                                                          (6,911)              -               -
                                                               ------------    ------------    ------------
Net income                                                     $     90,192    $    106,076    $      8,829
                                                               ============    ============    ============

                See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Preferred Stock
Balance at beginning and end of year                           $    250,000    $    250,000    $    250,000
                                                               ------------    ------------    ------------
Common stock
Balance at beginning and end of year                                  4,884           4,884           4,884
                                                               ------------    ------------    ------------
Additional paid-in capital
Balance at beginning of year                                        302,283         212,283         153,283
Capital contribution from parent                                          -          90,000          59,000
                                                               ------------    ------------    ------------
Balance at end of year                                              302,283         302,283         212,283
                                                               ------------    ------------    ------------
Accumulated other comprehensive income
Balance at beginning of year                                        312,206         144,537          11,279
Adjustment (See Note 15)                                                  -               -          18,200
                                                               ------------    ------------    ------------
Balance, as adjusted                                                312,206         144,537          29,479
Change in net unrealized appreciation of
 investments - net of reclassifications                              61,570         259,485         225,623
     Deferred income tax expense on
      above changes                                                 (22,678)        (89,697)        (81,820)
Change in net derivative (losses) gains
 arising from cash flow hedging activities                           22,786          (3,261)        (44,223)
     Deferred income tax benefit (expense) on
      above changes                                                  (7,975)          1,142          15,478
                                                               ------------    ------------    ------------
Balance at end of year                                              365,909         312,206         144,537
                                                               ------------    ------------    ------------
Retained earnings
Balance at beginning of year                                        469,405         374,929         379,034
Net income                                                           90,192         106,076           8,829
Dividends to shareholders                                           (11,725)        (11,600)        (12,934)
                                                               ------------    ------------    ------------
Balance at end of year                                              547,872         469,405         374,929
                                                               ------------    ------------    ------------
                   Total shareholders' equity                  $  1,470,948    $  1,338,778    $    986,633
                                                               ============    ============    ============

                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Cash flows from operating
 activities:
  Net income                                                   $     90,192    $    106,076    $      8,829
Adjustments to reconcile net income to net cash
 provided by operating activities:
     Change in insurance reserves                                    46,853          14,357         (66,703)
     Change in accounting principles                                  6,911               -               -
     Change in premiums and insurance balances
      receivable and payable - net                                   13,020          (6,105)         22,664
     Change in reinsurance assets                                     4,530         (44,575)         36,116
     Change in deferred policy acquisition costs                     63,458          37,272          29,812
     Change in other policyholders' contracts                      (114,534)        (80,007)       (268,539)
     Interest credited to policyholder contracts                    306,867         351,518         407,524
     Change in investment income due and accrued                      5,031          10,328          (3,081)
     Realized capital (gains) losses                                 11,087         (24,217)        119,989
     Change in income taxes - net                                    (9,610)         29,056         (44,879)
     Change in reserves for commissions, expenses and taxes           2,002           9,163         (61,038)
     Amortization of premiums and discounts on securities           (33,678)         (8,669)         (9,661)
     Change in other assets and liabilities - net                    23,593         (46,146)         32,450
                                                               ------------    ------------    ------------
Net cash provided by operating activities                           415,722         348,051         203,483

Cash flows from investing activities:
     Sale of fixed maturities                                     3,106,933       4,188,555       3,307,316
     Cost of fixed maturities, matured or redeemed                  716,121         493,880         667,900
     Sale of equity securities                                        1,409          33,802          11,789
     Sale of real estate                                                  -               -          11,424
     Purchase of fixed maturities                                (3,809,615)     (4,551,183)     (4,678,000)
     Purchase of equity securities                                   (3,153)         (4,763)            (68)
     Purchase of real estate                                         (1,319)         (4,231)              -
     Mortgage loans funded                                          (72,181)       (142,539)        (49,439)
     Repayments of mortgage loans                                    48,547          32,694          54,016
     Change in policy loans                                           7,460          84,946         (19,231)
     Change in short-term investments                               (20,260)         24,382         133,530
     Change in other long-term investments                           24,007          16,835          14,390
     Other - net                                                      6,330          (3,895)        (58,536)
                                                               ------------    ------------    ------------
Net cash provided by (used in) investing activities                   4,279         168,483        (604,909)

Cash flows from financing activities:
     Deposits on policyholder contracts                             149,355         185,933       1,112,583
     Withdrawals on policyholder contracts                         (635,369)       (749,867)       (698,884)
     Capital contribution from parent                                90,000          59,000               -
     Dividends to shareholders                                      (11,725)        (11,600)        (12,934)
                                                               ------------    ------------    ------------
Net cash provided by (used in) financing activities                (407,739)       (516,534)        400,765
                                                               ------------    ------------    ------------
Change in cash                                                       12,262               -            (661)
Cash at beginning of period                                               -               -             661
                                                               ------------    ------------    ------------
Cash at end of year                                                  12,262               -               -
                                                               ============    ============    ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                         Years ended December 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Comprehensive income
Net income                                                     $     90,192    $    106,076    $      8,829
Other comprehensive income
Change in net unrealized appreciation of
 investments - net of reclassifications                              61,570         259,485         225,623
     Deferred income tax expense on above changes                   (22,678)        (89,697)        (81,820)
Change in net derivative (losses) gains arising from cash
 flow hedging activities                                             22,786          (3,261)        (44,223)
     Deferred income tax benefit (expense) on above changes          (7,975)          1,142          15,478
                                                               ------------    ------------    ------------
Other comprehensive income                                           53,703         167,669         115,058
                                                               ------------    ------------    ------------
Comprehensive income                                           $    143,895    $    273,745    $    123,887
                                                               ============    ============    ============

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.      Nature of Operations

        AIG Life Insurance Company (the "Company") is part of the Domestic Life Insurance Division (the "Life Division") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2.      Summary of Significant Accounting Policies

        (a) Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates.

        (b) Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2004. Statutory net income and capital and surplus of the Company are as follows:

                                              2004             2003
                                           ----------      -----------
                                                  (in thousands)
        Statutory net income               $  131,585      $   82,085
        Statutory capital and surplus      $  739,951      $  629,521

                The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the

2.      Summary of Significant Accounting Policies - (continued):

                credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

        (c) Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

        (d) Investments: Fixed maturities classified as available-for-sale are recorded at fair value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations ("CMOs"). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at fair value. Dividend income is generally recognized on ex-dividend dates. Short-term investments consist of interest bearing cash accounts and money market instruments, and are carried at cost, which approximates fair value.

                Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of related deferred acquisition cost amortization and deferred income taxes in shareholders' equity.

                Realized capital gains and losses are determined principally by specific identification. The Company evaluates its investments for impairment.

                As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Companies management and a continual review of its investment.

                In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or
                (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or in the opinion of the Companies management, it is possible that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

2.      Summary of Significant Accounting Policies - (continued):

                Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

                Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2004 and 2003.

                Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

                Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in net investment income, consistent with the equity method of accounting.

                Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

                Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly rated government agency securities and are short-term in nature, typically with a period of 30 days. These dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

                Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

2.      Summary of Significant Accounting Policies - (continued):

                Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

        (e) Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the production or acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for reasonability, the carrying amounts of DAC on at least an annual basis.

                Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

                DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

        (f) Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than

2.      Summary of Significant Accounting Policies - (continued)

                would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

        (g) Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

                Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

                For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

                Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

        (h) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

        (i) Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

2.      Summary of Significant Accounting Policies - (continued)

        (j) Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

        (k) Reinsurance: The Company generally limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $5.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

                Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

        (l) Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

                On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in

2.      Summary of Significant Accounting Policies - (continued)
                the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

                The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

                During 2004, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized capital gains (losses).

        (m) Reclassifications: Certain prior period items have been reclassified to conform to the current period presentation.

        (n) Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has
                (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities, not considered VIEs, are evaluated for consolidation under existing guidance. In December 2003, the FASB issued a revision to Interpretation No. 46 ("FIN46R").

                The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

2.      Summary of Significant Accounting Policies - (continued)

                The adoption of FIN46R did not have a significant impact on the Company's results of operations or financial condition.

                The following VIE activities are not consolidated by the Company under FIN46R:

                        (i) The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

                        (ii) The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                        (iii) The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company pursuant to FIN46R.

                In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement is effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The one-time cumulative accounting change upon adoption was $6.9 million, after taxes, and recorded in the first quarter of 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company is required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account

2.      Summary of Significant Accounting Policies - (continued)
                rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

                In March 2004, the EITF of the FASB reached a final consensus on Issue 03-01, "Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This Issue establishes impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's policy is generally to record income only as cash is received following an impairment of a debt security. In September 2004, the FASB issued Staff Position ("FSP") EITF 03-01-1, which defers the effective date of a substantial portion of EITF 03-01, from the third quarter of 2004, as originally required by the EITF, until such time as FASB issues further implementation guidance, which is expected sometime in 2005. The Company will continue to monitor developments concerning this Issue and is currently unable to estimate the potential effects of implementing EITF 03-01 on the Company's financial position or results of operations.

                In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The Company is currently evaluating the effect of the implementation of this TPA in its operations on the Company's financial position or results of operations.

                In December 2004, the FASB issued statement No. 123 (revised
                2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. FAS 123R is effective for the annual periods beginning after June 15, 2005. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's results of operations.

3.     Investment Information

        (a) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                   Years ended December 31,
                                            ------------------------------------
                                               2004         2003         2002
                                            ---------    ---------    ----------
                                                         (Restated)   (Restated)
        Fixed maturities                    $ 629,928    $ 648,416    $ 655,148
        Equity securities                          13        1,446        2,722
        Mortgage loans                         33,470       31,785       28,360
        Policy loans                           18,285       24,367       27,636
        Cash and short-term investments           673          520        1,702
        Other long-term investments            18,442        8,450       12,624
                                            ---------    ---------    ----------
                  Total investment income     700,811      714,984      728,192
        Investment expenses                    (6,394)      (8,039)      (4,274)
                                            ---------    ---------    ---------
                  Net investment income     $ 694,417    $ 706,945    $ 723,918
                                            =========    =========    =========

        (b) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2004, 2003 and 2002 are summarized below (in thousands):

                                                  Years ended December 31,
                                            ------------------------------------
                                               2004         2003         2002
                                            ---------    ---------    ----------
                                                         (Restated)   (Restated)
        Realized gains (losses) on
         investments:
        Fixed maturities                    $  (2,703)   $  27,352    $ (61,748)
        Equity securities                         422        1,804       (7,304)
        Mortgage loans                              -         (448)           -
        Other long-term investments            (8,806)      (4,491)     (50,937)
                                            ---------    ---------    ---------
        Realized gains (losses)             $ (11,087)   $  24,217    $(119,989)
                                            =========    =========    =========

        Change in net unrealized
         appreciation (depreciation)
         of investments:
        Fixed maturities                    $  49,069    $ 302,768    $ 259,353
        Equity securities                       1,775       (1,587)       7,976
        Deferred policy acquisition costs      10,726      (41,696)     (41,706)
        Derivative asset                       22,786       (3,261)     (44,223)
                                            ---------    ---------    ---------
        Change in net unrealized
         appreciation (depreciation)
         of investments                     $  84,356    $ 256,224    $ 181,400
                                            =========    =========    =========

        During 2004, 2003 and 2002, gross gains of $59,556,000, $122,172,000 and
        $101,318,000, respectively, and gross losses of $60,759,000, $96,220,000 and $194,501,000, respectively, were realized on dispositions of fixed maturity investments. The 2004, 2003 and 2002 losses include writedowns of $13,357,000, $48,860,000 and $50,430,000,
                respectively, for certain securities available for sale, which experienced a decline in value that was deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investments.

                During 2004, 2003 and 2002, gross gains of $422,000, $1,873,000 and $465,000, respectively, and gross losses of $0, $69,000 and $7,769,000, respectively, were realized on dispositions of equity securities.

                During 2004, the Company recognized a $7,318,776 write-down on its investment in a joint venture partnership.

                The following table summarizes the gross unrealized losses and cost on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004 (in thousands).

                              12 months or less     Greater than 12 months          Total
                            ---------------------------------------------------------------------
                            Fair       Unrealized    Fair      Unrealized    Fair      Unrealized
    December 31, 2004       Value       Losses       Value      Losses       Value       Losses
    -----------------       ---------------------------------------------------------------------
        Fixed maturities    $811,059    $22,018     $192,468   $20,386     $1,003,527    $42,404
        Equity Securities      3,440        440            -         -          3,440        440
                            --------    -------     --------   -------     ----------    -------
        Total               $814,499    $22,458     $192,468   $20,386     $1,006,967    $42,844
                            ========    =======     ========   =======     ==========    =======

        (c)     Amortized Cost and Fair Value of Fixed Maturities and Equity
                Securities: The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2004 and 2003 are as follows (in thousands):

                                                                Gross         Gross
                                              Amortized      Unrealized     Unrealized       Fair
        2004                                    Cost            Gains         Losses         Value
        ----                                -------------   ------------   ------------   ------------
        Fixed maturities:
          U.S. Government and government
           agencies and authorities         $      66,124   $     12,039   $        238   $     77,925
          Foreign Governments                     102,437          7,976             38        110,375
          States, municipalities and
           political subdivisions                  36,141          4,348            200         40,289
          Mortgage-backed securities            1,115,677         54,862          3,525      1,167,014
          All other corporate                   7,886,625        635,758         38,403      8,483,980
                                             ------------   ------------   ------------   ------------
        Total fixed maturities               $  9,207,004   $    714,983   $     42,404   $  9,879,583
                                             ============   ============   ============   ============
        Equity securities                    $      5,297   $      2,925   $        440   $      7,782
                                             ============   ============   ============   ============

        (c) Amortized Cost and Fair Value of Fixed Maturities and Equity Securities - (continued):

                                                                Gross         Gross
                                              Amortized      Unrealized     Unrealized        Fair
        2003                                    Cost            Gains         Losses          Value
        ----                                 ------------   ------------   ------------   ------------
                                              (Restated)     (Restated)     (Restated)     (Restated)
        Fixed maturities:
          U.S. Government and government
           agencies and authorities          $    60,499    $    15,079    $         43    $     75,535
          Foreign Governments                     77,051          5,100             397          81,754
          States, municipalities and
           political subdivisions                 30,837          4,051             153          34,735
          Mortgage-backed securities           1,081,357         59,326           1,587       1,139,096
          All other corporate                  7,961,061        609,429          67,295       8,503,195
                                             -----------    -----------    ------------    ------------
        Total fixed maturities               $ 9,210,805    $   692,985    $     69,475    $  9,834,315
                                             ===========    ===========    ============    ============
        Equity securities                    $     3,175    $       710    $          -    $      3,885
                                             ===========    ===========    ============    ============

        The amortized cost and fair value of fixed maturities, available for sale at December 31, 2004, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized         Fair
                                                     Cost            Value
                                                  -----------     -----------
    Fixed maturity securities, excluding
     mortgage-backed securities:
        Due in one year or less                   $   443,199     $   451,481
        Due after one year through five years       1,646,489       1,740,183
        Due after five years through ten years      2,051,877       2,186,330
        Due after ten years                         3,949,762       4,334,575
    Mortgage-backed securities                      1,115,677       1,167,014
                                                  -----------     -----------
        Total fixed maturity securities           $ 9,207,004     $ 9,879,583
                                                  ===========     ===========

        (d)     Net Unrealized Gains (Losses) on Fixed Maturities and Equity
                Securities: Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                2004        2003        2002
                                             ----------  ----------  ----------
        Gross unrealized gains               $  717,908  $  693,695  $  608,187
        Gross unrealized losses                 (42,844)    (69,475)   (285,148)
        Deferred policy acquisition costs       (72,676)    (83,402)    (41,706)
        Deferred income tax expense            (213,673)   (190,995)   (101,298)
                                             ----------  ----------  ----------
        Net unrealized gains on securities   $  388,715  $  349,823  $  180,035
                                             ==========  ==========  ==========

        (e) Fixed Maturities Below Investment Grade: At December 31, 2004 and 2003, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $605,708,000 and $831,328,000, respectively, and an aggregate market value of $643,178,000 and $823,132,000, respectively.

        (f) Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

        (g) Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2004.

        (h) Statutory Deposits: Securities with a carrying value of $3,395,000 and $3,387,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003, respectively.

        (i) Mortgage Loans: At December 31, 2004, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 53% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 15% in the West region and 12% in the Mid-Atlantic region, 9% in the Southeast and 8% in the Mid-west. No more than 3% of the portfolio was secured by properties in any other single geographic region.

                At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 53% for office, 14% for residential, 10% for hotels, 9% for industrial, 8% for retail and 6% for other.

4.      Deferred Policy Acquisition Costs

                The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                               Years ended December 31,
                                         ------------------------------------
                                            2004         2003         2002
                                         ---------     ---------    ---------
Balance at beginning of year             $ 307,175     $ 386,258    $ 457,694
Acquisition costs deferred                  10,254        53,661       51,983
Amortization charged to income             (74,381)      (91,048)     (76,703)
Effect of net unrealized gains(losses)      10,726       (41,696)     (41,706)
DAC transfer for terminated reinsurance          -             -       (5,010)
                                         ---------     ---------    ---------
Balance at end of year                   $ 253,774     $ 307,175    $ 386,258
                                         =========     =========    =========


                During 2002, the Company terminated a YRT reinsurance treaty with an affiliate relating to certain assumed group accident and health business. The Company released deferred policy acquisition costs totaling $5.0 million recorded with respect to this treaty.

5.      Policyholder Contract Deposits and Future Policy Benefits

        (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2004 and 2003 follows (in thousands):

                                                          2004          2003
                                                      ------------  ------------
        Policyholder contract deposits:
        Annuities                                     $  3,698,107  $  3,831,436
        Universal life                                     445,538       432,318
        Guaranteed investment contracts ("GICs")         1,247,678     1,405,624
        Corporate-owned life insurance                   1,593,169     1,606,894
        Other contract deposits                             31,831        33,732
                                                      ------------  ------------
                                                      $  7,016,323  $  7,310,004
                                                      ============  ============

                                                          2004          2003
                                                      ------------  ------------
        Future policy benefits:
        Ordinary life                                 $     71,398  $     68,919
        Group life                                          19,234        17,081
        Life contingent annuities                        1,035,580     1,013,088
        Terminal funding                                 1,133,143     1,112,932
        Accident and health                                115,306       107,443
                                                      ------------  ------------
                                                      $  2,374,661  $  2,319,463
                                                      ============  ============

        (b) The liability for policyholder contract deposits has been established based on the following assumptions:

                (i) Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.8 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

                (ii) Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 3.81 percent to 7.8 percent and maturities range from 3 to 7 years. The vast majority of these GICs mature within 5 years.

                (iii) Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2004 was 5.69 percent.

                (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of
                        4.50 percent to 6.15 percent and guarantees ranging from
                        3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 4.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

        (c) The liability for future policy benefits has been established based upon the following assumptions:

                (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.62 percent and grade to not less than 1.85 percent.

5.      Policyholder Contract Deposits and Future Policy Benefits - (continued):

                (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.2 percent.

6.      Reserves For Guaranteed Benefits:

        Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2004 were as follows:

                                                 Return of Net Deposits
                                                  Plus a Minimum Return
                                                 ----------------------
                                                  (dollars in millions)

         Account value                                     $      1,886
         Net amount at risk (a)                                     102
         Average attained age of contract holders                    68
         Range of GMDB increase rates (b)                  0.00%-10.00%

        (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
        (b)     Reinsured with top rated companies

        The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                     (in thousands)
          Balance at January 1, 2004 (b)              $        733
          Guaranteed benefits incurred                       1,930
          Guaranteed benefits paid                          (2,311)
                                                      ------------
          Balance at December 31, 2004                $        352
                                                      ============

        (b) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

        The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

        .       Data used was 1,000 stochastically generated investment
                performance scenarios.
        .       Mean investment performance assumption was 10%.
        .       Volatility assumption was 16%.
        .       Mortality was assumed to be 87.5% of the 1983a table.
        .       Lapse rates vary by contract type and duration and range from 5%
                to 25% with an average of 15%.
        .       The discount rate was 8%.

7.      Income Taxes

        (a)     Income tax liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                         2004          2003
                                                     ------------  ------------
                                                                    (Restated)
Current tax receivables                              $      6,779  $     17,799
Deferred tax liabilities                                 (244,290)     (234,267)
                                                     ------------  ------------
          Income taxes payable                       $   (237,511) $   (216,468)
                                                     ============  ============

        The components of deferred tax assets and liabilities were as follows (in thousands):

                                                      Years ended December 31,
                                                         2004          2003
                                                     ------------  ------------
                                                                    (Restated)
Deferred tax assets applicable to:
  Policy reserves                                    $     37,696  $     42,775
  Basis differential of investments                         4,620        16,037
  Other                                                     5,991           121
                                                     ------------  ------------
    Total deferred tax assets                              48,307        58,933
                                                     ------------  ------------

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                       88,821       107,511
   Net unrealized appreciation on debt and equity
    securities available for sale                         201,525       171,177
   Other                                                    2,251        14,512
                                                     ------------  ------------
    Total deferred tax liabilities                        292,597       293,200
                                                     ------------  ------------
Net deferred tax liabilities                         $   (244,290) $   (234,267)
                                                     ============  ============

     (b) Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future. If the entire policyholders' surplus account became taxable at the current federal income tax rates, the tax would be approximately $772,000. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company is evaluating this new law and expects to eliminate its policyholders' surplus balance during these two years.

     (c) The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences
          (in thousands):

                                                Years ended December 31,
                                       -----------------------------------------
                                           2004           2003          2002
                                       -----------     ----------    ----------
                                                        (Restated)    (Restated)
Income tax (benefit) at statutory
 percentage of GAAP pretax income
 (loss)                                $    51,620     $   56,492    $    4,498
State income tax                               315             78         1,272
Dividends received deduction                     -              -          (630)
Prior year true-up                          (1,540)          (759)       (1,125)
Other                                          (11)          (481)            6
                                       -----------     ----------    ----------
Income tax expense                     $    50,384     $   55,330    $    4,021
                                       ===========     ==========    ==========

        (d) The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2001. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

                The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8.      Commitments and Contingencies

                The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

                The Company had $27.5 million and $25.8 million of unfunded commitments for its investments in limited partnerships at December 31, 2004 and 2003, respectively.

9.      Derivative Financial Instruments

        (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

                Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholders' equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

        (b)     Risks Inherent In the Use of Derivatives:

                Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

        (c) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

                Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

                The fair values of swap agreements are recognized in the balance sheets if the hedged investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

                Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

        (c)     Interest Rate and Currency Swap Agreements - (continued):

                Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                                    2004          2003
                                                                                  -------       -------
Liability swaps
    Interest rate swap agreements to receive floating rate:
        Notional amount                                                           $ 626.9       $ 606.9
        Fair Value                                                                  (20.0)        (37.0)
    Currency swap agreements (receive U.S. dollars/pay Koruna):
        Notional amount (in U.S. dollars)                                         $  52.4       $  52.4
        Fair Value                                                                   23.0          (4.0)
    Currency swap agreements (receive U.S. dollars/pay Euro dollars):
        Notional amount (in U.S. dollars)                                         $  51.1       $  51.1
        Fair Value                                                                   29.0          21.0
    Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
        Notional amount (in U.S. dollars)                                               -       $  58.3
        Fair Value                                                                      -          11.0

Asset Swaps:
    Currency swap agreements (receive U.S. dollars/pay Euro dollars):
       Notional amount (in U.S. dollars)                                          $  15.8       $  15.8
       Fair Value                                                                    (5.0)         (4.0)
    Currency swap agreements (receive U.S. dollars/pay British pounds):
       Notional amount (in U.S. dollars)                                          $  50.0             -
       Fair Value                                                                    (5.0)            -
    Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
       Notional amount (in U.S. dollars)                                          $   7.3             -
       Fair Value                                                                    (2.0)            -

10.     Fair Value of Financial Instruments

        (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

        The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                  Fair              Carrying
2004                                             Value               Amount
----                                        ---------------     ----------------
    Cash and short-term investments         $        52,928     $         52,928
    Fixed maturities                              9,879,583            9,879,583
    Equity securities                                 7,782                7,782
    Mortgage and policy loans                       759,014              748,791
    Investment contracts                          4,972,727            4,945,786
    Other long-term investments                      68,168               68,168
    Assets and liabilities related
          to separate accounts                    3,218,345            3,218,345
    Derivative assets                                52,886               52,886
    Derivative liabilities                           40,494               40,494

                                                   Fair              Carrying
2003                                              Value               Amount
----                                        ---------------     ----------------
                                                                    (Restated)
    Cash and short-term investments         $        20,405     $         20,405
    Fixed maturities                              9,834,315            9,834,315
    Equity securities                                 3,885                3,885
    Mortgage and policy loans                       758,274              732,675
    Investment contracts                          5,496,930            5,237,060
    Other long-term investments                      84,338               84,338
    Assets and liabilities related
     to separate accounts                         3,209,288            3,209,288
    Derivative assets                                36,495               36,495
    Derivative liabilities                           45,935               45,935

        (b) The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

                Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

                Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

        Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

        Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

        Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

        Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11.     Shareholders' Equity:

        (a) The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 2,500 Series A preferred shares with a par value of $100,000 authorized, issued and outstanding at December 31, 2004 and 2003. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company.

        (b) The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2004 and 2003, the Company paid dividends of $11,725,000 and $11,600,000, respectively, to its shareholders.

        (c) The Company recorded a capital contribution from its parent in the amount of $90 million during 2003. The contribution was received by the Company subsequent to December 31, 2003. The Company also recorded a capital contribution from its parent in the amount of $59 million during 2002, that was received during 2003.

12.     Employee Benefits

        (a) Effective January 1, 2002, substantially all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13.     Reinsurance

        (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2004                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    36,527,437               163,299          365,337     140,710          669,346
     Assumed - Nonaffiliated               -                  (113)               -           -             (113)
     Assumed - Affiliated             10,949                   (49)               -           -              (49)
                             ---------------       -------------------------------------------------------------
Total Assumed                         10,949                  (162)               -           -             (162)

     Ceded - Nonaffiliated        10,581,608                38,161            8,899       5,705           52,765
     Ceded - Affiliated            3,828,489                   764          316,288           -          317,052
                             ---------------       -------------------------------------------------------------
Total Ceded                       14,410,097                38,925          325,187       5,705          369,817
                             ---------------       -------------------------------------------------------------
Net Premiums                      22,128,289               124,212           40,150     135,005          299,367
                             ===============       =============================================================
Percentage of Amount Assumed            0.05%                 0.13%               -              -          0.06%
to Net

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2003                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    41,971,038             152,345          341,266       62,945           556,556
     Assumed - Nonaffiliated               -                 113                -            -               113
     Assumed - Affiliated             18,593                  (9)         (33,385)           -           (33,394)
                             ---------------       -------------------------------------------------------------
Total Assumed                         18,593                 104         (33,385)            -           (33,281)

     Ceded - Nonaffiliated        10,887,505              25,131           19,702        6,422            51,255
     Ceded - Affiliated            4,334,490                 (12)         250,592            -           250,580
                             ---------------       -------------------------------------------------------------
Total Ceded                       15,221,995              25,119          270,294        6,422           301,835
                             ---------------       -------------------------------------------------------------
Net Premiums                      26,767,636             127,330           37,587       56,523           221,440
                             ===============       =============================================================
Percentage of Amount Assumed            0.07%               0.08%          -88.82%           -            -15.02%
to Net

                                                                  Premiums and Other Considerations
                                  Life             -------------------------------------------------------------
                               Insurance                               Accident
         2002                   in Force                Life          and Health      Annuity        Total
         ----                -----------------------------------------------------------------------------------
Gross Premiums                    44,235,453              145,331           318,180     121,882          585,393
     Assumed - Nonaffiliated               -                                    274           -              274
     Assumed - Affiliated             32,236                    -            33,385           -           33,385
                             ---------------       -------------------------------------------------------------
Total Assumed                         32,236                    -            33,659           -           33,659

     Ceded - Nonaffiliated        11,432,735               23,948            21,508       6,546           52,002
     Ceded - Affiliated               99,071                 (285)          287,241           -          286,956
                             ---------------       -------------------------------------------------------------
Total Ceded                       11,531,806               23,663           308,749       6,546          338,958
                             ---------------       -------------------------------------------------------------
Net Premiums                      32,735,883              121,668            43,090     115,336          280,094
                             ===============       =============================================================
Percentage of Amount Assumed             0.1%                 0.1%             78.1%          -             12.0%
to Net

        (b) Reinsurance recoveries, which reduced death and other benefits, approximated $239,618,000 and $208,579,000, respectively, for each of the years ended December 31, 2004 and 2003.

                The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14.     Transactions with Related Parties

        (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2004 was $317,052,000 and $20,133,000 respectively. Premium income and commission ceded for 2003 amounted to $250,580,000 and $19,719,000, respectively. Premium income and commission ceded to affiliates amounted to $286,956,000 and $19,671,000, respectively, for the year ended December 31, 2002.

        (b) (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2004, 2003 and 2002, the Company was charged $26,601,000,
                $25,800,000 and $48,756,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $0, $0 and $17,155,000, respectively, for costs incurred by the Company but attributable to affiliates.

        (c) The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. While National Union does not publish financial statements, it does file statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

        (b) In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Restatement
    -----------

       Certain financial statement components as of December 31, 2003 and 2002 and for the years then ended have been restated. These restatements relate to the corrections of a general allowance for mortgage loans inappropriately set up prior to 2002, an overstatement of reserves in 2002, cash flow information related to certain deposit-type products and other miscellaneous components.

       A summary of the adjustments made and their effect on the financial statements is presented below (in thousands):

                                                                As of and for the year ended      As of and for the year ended
                                                                     December 31, 2003                 December 31, 2002
                                                               ------------------------------     -----------------------------
                                                               As originally                      As originally
                                                                   stated        Restated            stated        Restated
                                                               ------------------------------     -----------------------------
     Balance Sheets
     --------------
        Mortgage loans on real estate                             $   456,767     $  470,767
        Amounts due from related parties                               89,049         94,749
        Total assets                                               14,572,439     14,631,760
        Amounts due to related parties                                 19,564         19,664
        Income taxes payable                                          207,963        216,468
        Other liabilities                                              53,563         48,863
        Total liabilities                                          13,249,456     13,292,982
        Accumulated other comprehensive income                        312,966        312,206
        Retained earnings                                             452,850        469,405
        Total liabilities and shareholders' equity                 14,572,439     14,631,760



     Statements of Income
     --------------------
        Net investment income                                         709,945        706,945         $  725,475     $  723,918
        Realized capital gains(losses)                                 22,817         24,217           (151,424)      (119,989)
        Death and other benefits                                      279,112        289,338            306,543        296,317
        Insurance acquisition and other operating expenses            156,346        153,321            155,383        159,139
        Deferred income tax expense                                    29,146         26,023            (30,532)       (18,494)
        Net income (loss)                                             111,874        106,076            (13,524)         8,829



     Statements of Shareholders' Equity
     ----------------------------------
        Change in net unrealized appreciation of
          investments - net of reclassifications                      259,290        259,485            254,988        225,623
        Deferred income tax expense on
          above changes                                               (89,629)       (89,697)           (92,098)       (81,820)
        Accumulated other comprehensive income                        312,966        312,206            145,424        144,537
        Retained earnings                                             452,850        469,405            352,576        374,929
        Total shareholders' equity                                  1,322,983      1,338,778            965,167        986,633

                                      F-33

    -------------------------


                                                                As of and for the year ended      As of and for the year ended
                                                                     December 31, 2003                 December 31, 2002
                                                               ------------------------------     -----------------------------
                                                               As originally                      As originally
                                                                   stated        Restated            stated        Restated
                                                               ------------------------------     -----------------------------
     Statements of Cash Flows
     ------------------------
        Change in other policyholders' contracts                       70,645        (80,007)           362,844       (268,539)
        Interest credited to policyholder contracts                         -        351,518                  -        407,524
        Change in income taxes - net                                   32,179         29,056            (56,917)       (44,879)
        Change in deferred policy acquisition costs                    37,377         37,272             29,499         29,812
        Realized capital (gains) losses                               (22,817)       (24,217)           151,424        119,989
        Change in other assets and liabilities - net                                                     25,293         32,450
        Net cash provided by operating activities                     157,611        348,051            416,916        203,483
        Change in policy loans                                         82,146         84,946            (16,431)       (19,231)
        Change in other long-term investments                          19,435         16,835             11,790         14,390
        Net cash provided by (used in) investing activities           168,283        168,483           (604,709)      (604,909)
        Net policyholder account deposits/withdrawals                (373,294)             -            200,066              -
        Deposits on policyholder contracts                                  -        185,933                  -      1,112,583
        Withdrawals on policyholder contracts                               -       (749,867)                 -       (698,884)
        Net cash provided by (used in) financing activities          (325,894)      (516,534)           187,132        400,765

                                      F-34

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     (1) Audited Financial Statements of Variable Account I for the year ended December 31, 2004, are included in Part B of the registration statement.

     (2) Audited Financial Statements of AIG Life Insurance Company for the year ended December 31, 2004, are included in Part B of the registration statement.

(b)  Exhibits.

     (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

     (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (4)

     (2)           N/A

     (3) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (4)

     (4)(a) Form of Single Premium Group Immediate Variable Annuity Nonparticipating Contract, Form No. 11GVIA1000. (6)

     (4)(b) Form of Single Premium Immediate Variable Annuity Nonparticipating Certificate of Coverage, Form No. 16GVIA1000. (6)

     (4)(c)        Form of Certificate Schedule, Form No. 16GVIA1000. (6)

     (4)(d)        Form of Endorsement - Partial Withdrawal Option, Form No.
                   16GVPW0403. (6)

     (4)(e)        Form of Endorsement - Cancellation Option, Form No.
                   14GVCO403. (6)

     (4)(f) Form of Endorsement - Initial Allocation of Net Single Premium, Form No. 16GVMM403. (6)

     (5)           Form of Variable Annuity Enrollment Form, Form No.
                   14GVIA1000. (6)

     (6)(a)        Bylaws of AIG Life Insurance Company as of March 2000. (3)

     (6)(b) Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

     (6)(c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

     (6)(d) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (4)

     (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (7)

     (7)           N/A

     (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company.
                   (4)

     (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (4)

     (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (4)

     (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (4)

     (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (4)

     (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (7)

     (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (8)

     (8)(b)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (2)

     (8)(b)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (5)

     (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (5)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (6)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

     (11)          N/A

     (12)          N/A

----------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 28, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 17, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(6) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-108725) of Variable Account I of AIG Life Insurance Company filed on September 12, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(8) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

Item 25. Directors and Officers of the Depositor

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Rodney O. Martin, Jr.       Director, Chairman of the Board of Directors,
2929 Allen Parkway          President and Chief Executive Officer
Houston, TX 77019

David J. Dietz              Director and Chairman - Affluent & Corporate Markets
830 Third Avenue            Profit Center
New York, NY 10022

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
M. Bernard Aidinoff         Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David L. Herzog             Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar           Director, President - AIG Life Broker Profit Center
750 West Virginia Street    and Chief Executive Officer - AIG Life Broker Profit
Milwaukee, WI 53204         Center

Royce G. Imhoff, II         Director, President - Affluent & Corporate Markets
2929 Allen Parkway          Profit Center and Chief Executive Officer -
Houston, TX 77019           Affluent & Corporate Markets Profit Center

Donald P. Kanak, Jr.        Director
70 Pine Street
New York, NY 10270

Richard J. Miller           Director, President - Independent Advisory Network
2727 Allen Parkway          Profit Center and Chief Executive Officer -
Houston, TX 77019           Independent Advisory Network Profit Center

Ernest T. Patrikis          Director
70 Pine Street
New York, NY 10270

Gary D. Reddick             Director, Chief Administrative Officer and Executive
2929 Allen Parkway          Vice President
Houston, TX 77019

Martin J. Sullivan          Director
70 Pine Street
New York, NY 10270

Christopher J. Swift        Director, Chief Financial Officer and Executive
2929 Allen Parkway          Vice President
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Thomas L. Booker            President - Structured Settlements/SPIA Profit
2727 Allen Parkway          Center
Houston, TX 77019

Stephen A. Gold             President and Chief Executive Officer
70 Pine Street
New York, NY 10270

Lawrence J. O'Brien         President - Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson          Chief Information Officer and Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Steven D. Anderson          Senior Vice President - Independent Advisor Group
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong          Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

Erik A. Baden               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Wayne A. Barnard            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Patricia A. Bossi           Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Rebecca G. Campbell         Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Goldbloom         Senior Vice President
70 Pine Street
New York, NY 10270

William F. Guterding        Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.      Senior Vice President, Treasurer and Comptroller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Isreal           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Mark R. McGuire             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi            Senior Vice President - Corporate Markets
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Richard C. Schuettner       Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

James P. Steele             Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Robert E. Steele            Senior Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Dan E. Trudan               Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Michael Welsh               Senior Vice President - Employee Benefits Center
3600 Route 66
Neptune, NJ 07754-1580

Frederic R. Yopps           Senior Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Steven E. Zimmerman         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel              Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski         Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen           Vice President
2727-A Allen Parkway
Houston, TX 77019

David R. Brady              Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman        Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

James B. Brown              Vice President
2727 Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Robert W. Chesner           Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey         Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Mark E. Childs              Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi            Vice President
2727-A Allen Parkway
Houston, TX 77019

Steven A. Dmytrack          Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan          Vice President
2727-A Allen Parkway
Houston, TX 77019

Donna F. Fahey              Vice President
3600 Route 66
Neptune, NY 07754-1580

Farideh N. Farrokhi         Vice President
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze               Vice President
750 W. Virginia Street
Milwaukee, WI 53204

James A. Galli              Senior Vice President
830 Third Avenue
New York, NY 10022

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Frederick J. Garland, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger       Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer              Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel             Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington         Vice President
2727-A Allen Parkway
Houston, TX 77019

Neal C. Hasty               Vice President
6363 Forest Park Road
Dallas, TX 75235

Thomas M. Hoffman           Vice President - Human Resources
70 Pine Street
New York, NY 10270

Keith C. Honig              Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Walter P. Irby              Vice President
2727-A Allen Parkway
Houston, TX 77019

David S. Jorgensen          Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy          Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman            Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel           Vice President
3600 Route 66
Neptune, NJ 07754-1580

Charles L. Levy             Vice President
2727-A Allen Parkway
Houston, TX 77019

Linda K. Lewis              Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley               Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers             Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett        Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Randy J. Marash             Vice President
3600 Route 66
Neptune, NJ 07754-1580

David S. Martin             Vice President - Underwriting
3600 Route 66
Neptune, NJ 07754

W. Larry Mask               Vice President
2777 Allen Parkway
Houston, TX 77019

Gordon S. Massie            Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall            Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland        Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard A. Mercante         Vice President
70 Pine Street
New York, NY 10270

Candace A. Michael          Vice President
2727-A Allen Parkway
Houston, TX 77019

Anne K. Milio               Vice President
2727-A Allen Parkway
Houston, TX 77019

Sylvia A. Miller            Vice President
#1 Franklin Square
Springfield, IL 62713

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Michael R. Murphy           Vice President
750 W. Virginia Street
Milwaukee, WI 53204

Carl T. Nichols             Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne               Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pederson         Vice President
2727-A Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President
2727-A Allen Parkway
Houston, TX 77019

Teresa Y. Robbins           Vice President
175 Water Street
New York, NY 10038

Dale W. Sachtleben          Vice President
1 Franklin Square
Springfield, IL 62713

Robert C. Sage              Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------
Kristen E. Sather           Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott            Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                Vice President
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires              Vice President
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton         Vice President
#1 Franklin Square
Springfield, IL 62713

Paul K. Turner              Vice President
675 Bering Dr.
Houston, TX 77057

Richard P. Vegh             Vice President
3600 Route 66
Neptune, NJ 07754-1580

S. Michael Von Stein        Vice President
1000 E. Woodfield Road
Schaumberg, IL 60173

Curt B. Vondrasek           Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Christian D. Weiss          Vice President
2727-A Allen Parkway
Houston, TX 77019

    Name and Principal      Positions and Offices with Depositor
     Business Address            AIG Life Insurance Company
-------------------------   ------------------------------------

Susan J. Wilhite            Vice President
One Woodfield Lake
Schaumberg, IL. 60173

Elizabeth M. Tuck           Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Set forth below is an organizational chart for AIG filed with the SEC on March 15, 2004 as Exhibit 21 to the Form 10-K. Footnotes to the organizational chart below are located at the end of Item 26. The current organizational chart for AIG can be found as Exhibit 21 in Form 10-K filed in 2005, SEC file number 001-08787.

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                            Owned by
                                                                                        Jurisdiction of       its
                                                                                         Incorporation     Immediate
                                                                                        or Organization    Parent(2)
                                                                                        ---------------   -----------
American International Group, Inc. (1) ..............................................          Delaware       (3)
   AIG Aviation, Inc. ...............................................................           Georgia      100%
   AIG Bulgaria Insurance and Reinsurance Company EAD ...............................          Bulgaria      100%
   AIG Capital Corporation ..........................................................          Delaware      100%
      AIG Consumer Finance Group, Inc. ..............................................          Delaware      100%
         AIG Bank Polska S.A. .......................................................            Poland    97.23%
         AIG Credit S.A. ............................................................            Poland       80%
         Compania Financiera Argentina S.A. .........................................         Argentina     92.7%
      AIG Global Asset Management Holdings Corp. ....................................          Delaware      100%
         AIG Capital Partners, Inc. .................................................          Delaware      100%
         AIG Global Investment Corp. ................................................        New Jersey      100%
         John McStay Investment Counsel, L.P. .......................................             Texas    82.84%
      International Lease Finance Corporation .......................................        California    64.85%(4)

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                            Owned by
                                                                                        Jurisdiction of       its
                                                                                         Incorporation     Immediate
                                                                                        or Organization    Parent(2)
                                                                                        ---------------   -----------
   AIG Claim Services, Inc. .........................................................          Delaware      100%
   A1G Credit Corp. .................................................................          Delaware      100%
      A.I. Credit Corp. .............................................................     New Hampshire      100%
      Imperial Premium Finance, Inc. ................................................        California      100%
      Imperial Premium Finance, Inc. ................................................          Delaware      100%
   AIG Equity Sales Corp. ...........................................................          New York      100%
   AIG Federal Savings Bank .........................................................          Delaware      100%
   AIG Finance Holdings, Inc. .......................................................          New York      100%
      AIG Finance (Hong Kong) Limited ...............................................         Hong Kong      100%
   AIG Financial Advisor Services, Inc. .............................................          Delaware      100%
      AIG Financial Advisor Services (Europe), S.A. .................................        Luxembourg      100%
   AIG Financial Products Corp. .....................................................          Delaware      100%
      AIG Matched Funding Corp. .....................................................          Delaware      100%
      BanqueAlG .....................................................................            France       90%(5)
   AIG Funding, Inc. ................................................................          Delaware      100%
   AIG Global Real Estate Investment Corp. ..........................................          Delaware      100%
   AIG Global Trade & Political Risk Insurance Company ..............................        New Jersey      100%
   A.I.G. Golden Insurance Ltd. .....................................................            Israel    50.01%
   AIG Life Insurance Company .......................................................          Delaware       79%(6)
   AIG Life Insurance Company of Canada .............................................            Canada      100%
   AIG Life Insurance Company of Puerto Rico ........................................       Puerto Rico      100%
   AIG Marketing, Inc. ..............................................................          Delaware      100%
   AIG Memsa, Inc. ..................................................................          Delaware      100%
      Tata AIG General Insurance Company Limited ....................................             India       26%
   AIG Private Bank Ltd. ............................................................       Switzerland      100%
   AIG Retirement Services, Inc. ....................................................          Delaware      100%(7)
      SunAmerica Life Insurance Company .............................................           Arizona      100%
         SunAmerica Investments, Inc. ...............................................           Georgia       70%(8)
            AIG Advisor Group, Inc. .................................................          Maryland      100%
               Advantage Capital Corporation ........................................          New York      100%
               FSC Securities Corporation ...........................................          Delaware      100%
               Sentra Securities Corporation ........................................        California      100%
               Spelman & Co., Inc. ..................................................        California      100%
               SunAmerica Securities, Inc. ..........................................          Delaware      100%
            AIG SunAmerica Life Assurance Company ...................................           Arizona      100%(9)
            Saamsun Holdings Corp. ..................................................          Delaware      100%
               SAM Holdings Corporation .............................................        California      100%
                  AIG SunAmerica Asset Management Corp. .............................          Delaware      100%
                  AIG SunAmerica Capital Services Inc. ..............................          Delaware      100%
               Sun Royal Holdings Corporation .......................................        California      100%
      Royal Alliance Associates, Inc. ...............................................          Delaware      100%
   First SunAmerica Life Insurance Company ..........................................          New York      100%
AIG Risk Management, Inc. ...........................................................          New York      100%
AIG Technologies, Inc. ..............................................................     New Hampshire      100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                            Owned by
                                                                                        Jurisdiction of       its
                                                                                         Incorporation     Immediate
                                                                                        or Organization    Parent(2)
                                                                                        ---------------   -----------
AIGTI, Inc. .........................................................................          Delaware      100%
AIG Trading Group Inc. ..............................................................          Delaware      100%
   AIG International, Inc. ..........................................................          Delaware      100%
AIU Insurance Company ...............................................................          New York       52%(10)
AIU North America, Inc. .............................................................          New York      100%
American General Corporation ........................................................             Texas      100%
   American General Bancassurance Services, Inc. ....................................          Illinois      100%
   AGC Life Insurance Company .......................................................          Missouri      100%
      AIG Assurance Canada ..........................................................            Canada      100%(11)
      AIG Life of Bermuda, Ltd. .....................................................           Bermuda      100%
      American General Life and Accident Insurance Company ..........................         Tennessee      100%
      American General Life Insurance Company .......................................             Texas      100%
         American General Annuity Service Corporation ...............................             Texas      100%
         AIG Enterprise Services, LLC. ..............................................          Delaware      100%
         American General Equity Services Corporation ...............................          Delaware      100%
         American General Life Companies, LLC. ......................................          Delaware      100%
         The Variable Annuity Life Insurance Company ................................             Texas      100%
            VALIC Retirement Services Company .......................................             Texas      100%
            VALIC Trust Company .....................................................             Texas      100%
      American General Property Insurance Company ...................................         Tennessee    51.85%(12)
         American General Property Insurance Company of Florida .....................           Florida      100%
      AIG Annuity Insurance Company .................................................             Texas      100%
      The United States Life Insurance Company in the City of New York ..............          New York      100%
   American General Finance, Inc. ...................................................           Indiana      100%
      AGF Investment Corp. ..........................................................           Indiana      100%
      American General Auto Finance, Inc. ...........................................          Delaware      100%
      American General Finance Corporation ..........................................           Indiana      100%
         Crossroads Mortgage, Inc. ..................................................         Tennessee      100%
         ENM, Inc. ..................................................................         Tennessee      100%
         MorEquity, Inc. ............................................................            Nevada      100%
            Wilmington Finance, Inc. ................................................          Delaware      100%
         Merit Life Insurance Co. ...................................................           Indiana      100%
         Yosemite Insurance Company .................................................           Indiana      100%
            CommoLoCo, Inc. .........................................................       Puerto Rico      100%
         American General Financial Services of Alabama, Inc. .......................           Alabama      100%
         HSA Residential Mortgage Services of Texas, Inc. ...........................          Delaware      100%
      American General Investment Management Corporation ............................          Delaware      100%
      American General Realty Investment Corporation ................................             Texas      100%
      American General Assurance Company ............................................          Illinois      100%
            American General Indemnity Company ......................................          Illinois      100%
            USLIFE Credit Life Insurance Company of Arizona .........................           Arizona      100%
         Knickerbocker Corporation ..................................................             Texas      100%
American Home Assurance Company .....................................................          New York      100%
   AIG Hawaii Insurance Company, Inc. ...............................................            Hawaii      100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                            Owned by
                                                                                        Jurisdiction of       its
                                                                                         Incorporation     Immediate
                                                                                        or Organization    Parent(2)
                                                                                        ---------------   -----------
      American Pacific Insurance Company, Inc. ......................................            Hawaii     100%
   American International Insurance Company .........................................          New York     100%
      American International Insurance Company of California, Inc. ..................        California     100%
      American International Insurance Company of New Jersey ........................        New Jersey     100%
      Minnesota Insurance Company ...................................................         Minnesota     100%
      American International Realty Corp. ...........................................          Delaware    31.5% (13)
      Pine Street Real Estate Holdings Corp. ........................................     New Hampshire   31.47% (13)
      Transatlantic Holdings, Inc. ..................................................          Delaware   33.61% (14)
         Transatlantic Reinsurance Company ..........................................          New York     100%
            Putnam Reinsurance Company ..............................................          New York     100%
            Trans Re Zurich .........................................................       Switzerland     100%
American International Insurance Company of Delaware ................................          Delaware     100%
American International Life Assurance Company of New York ...........................          New York   77.52% (15)
American International Reinsurance Company, Ltd. ....................................           Bermuda     100%
   AIG Edison Life Insurance Company ................................................             Japan      90% (16)
   American International Assurance Company, Limited ................................         Hong Kong     100%
      American International Assurance Company (Australia) Limited ..................         Australia     100%
   American International Assurance Company (Bermuda) Limited .......................           Bermuda     100%
      American International Assurance Co. (Vietnam) Limited ........................           Vietnam     100%
      Tata AIG Life Insurance Company Limited .......................................             India      26%
   Nan Shan Life Insurance Company, Ltd. ............................................            Taiwan      95%
American International Underwriters Corporation .....................................          New York     100%
American International Underwriters Overseas, Ltd. ..................................           Bermuda     100%
   AIG Europe (Ireland) Limited .....................................................           Ireland     100%
   AIG Europe (U.K.) Limited ........................................................           England     100%
   AIG Brasil Companhia de Seguros ..................................................            Brazil      50%
   Universal Insurance Co., Ltd. ....................................................          Thailand     100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ..........................         Guatemala     100%
   American International Insurance Company of Puerto Rico ..........................       Puerto Rico     100%
   A.I.G. Colombia Seguros Generales S.A. ...........................................          Colombia     100%
   American International Underwriters GmBH .........................................           Germany     100%
   Underwriters Adjustment Company, Inc. ............................................            Panama     100%
   American Life Insurance Company ..................................................          Delaware     100%
      AIG Life (Bulgaria) Z.D. A.D. .................................................          Bulgaria     100%
      ALICO, S.A. ...................................................................            France     100%
      American Life Insurance Company (Kenya) Limited ...............................             Kenya   66.67%
      Pharaonic American Life Insurance Company .....................................             Egypt   71.63%
   AIG Life Insurance Company (Switzerland) Ltd. ....................................       Switzerland     100%
   American Security Life Insurance Company, Ltd. ...................................      Lichtenstein     100%
   Birmingham Fire Insurance Company of Pennsylvania ................................      Pennsylvania     100%
   China America Insurance Company, Ltd. ............................................          Delaware      50%
   Commerce and Industry Insurance Company ..........................................          New York     100%
   Commerce and Industry Insurance Company of Canada ................................           Ontario     100%
   Delaware American Life Insurance Company .........................................          Delaware     100%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                            Owned by
                                                                                        Jurisdiction of       its
                                                                                         Incorporation     Immediate
                                                                                        or Organization    Parent(2)
                                                                                        ---------------   -----------
   Hawaii Insurance Consultants, Ltd. ...............................................            Hawaii     100%
   HSB Group, Inc. ..................................................................          Delaware     100%
      The Hartford Steam Boiler Inspection and Insurance Company ....................       Connecticut     100%
         The Allen Insurance Company, Ltd. ..........................................           Bermuda     100%
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut ..       Connecticut     100%
         HSB Engineering Insurance Limited ..........................................           England     100%
            The Boiler Inspection and Insurance Company of Canada ...................            Canada     100%
   The Insurance Company of the State of Pennsylvania ...............................      Pennsylvania     100%
   Landmark Insurance Company .......................................................        California     100%
   Mt. Mansfield Company, Inc. ......................................................           Vermont     100%
National Union Fire Insurance Company of Pittsburgh, Pa .............................      Pennsylvania     100%
   American International Specialty Lines Insurance Company .........................            Alaska      70% (17)
   Lexington Insurance Company ......................................................          Delaware      70% (17)
      GE Property & Casualty Insurance Company ......................................      Pennsylvania     100%
         GE Casualty Insurance Company ..............................................      Pennsylvania     100%
            GE Indemnity Insurance Company ..........................................      Pennsylvania     100%
         GE Auto & Home Assurance Company ...........................................      Pennsylvania     100%
         Bayside Casualty Insurance Company .........................................        New Jersey     100%
      JI Accident & Fire Insurance Co. Ltd. .........................................             Japan      50%
   National Union Fire Insurance Company of Louisiana ...............................         Louisiana     100%
   National Union Fire Insurance Company of Vermont .................................           Vermont     100%
   21st Century Insurance Group .....................................................        California   33.03% (18)
      21st Century Insurance Company ................................................        California     100%
      21st Century Casualty Company .................................................        California     100%
      21st Century Insurance Company of Arizona .....................................           Arizona     100%
   Starr Excess Liability Insurance Company, Ltd. ...................................          Delaware     100%
      Starr Excess Liability Insurance International Ltd. ...........................           Ireland     100%
NHIG Holding Corp. ..................................................................          Delaware     100%
   Audubon Insurance Company ........................................................         Louisiana     100%
      Audubon Indemnity Company .....................................................       Mississippi     100%
      Agency Management Corporation .................................................         Louisiana     100%
         The Gulf Agency, Inc. ......................................................           Alabama     100%
   New Hampshire Insurance Company ..................................................      Pennsylvania     100%
      AIG Europe, S.A. ..............................................................            France     (19)
      AI Network Corporation. .......................................................          Delaware     100%
      American International Pacific Insurance Company ..............................          Colorado     100%
      American International South Insurance Company ................................      Pennsylvania     100%
      Granite State Insurance Company ...............................................      Pennsylvania     100%
      New Hampshire Indemnity Company, Inc. .........................................      Pennsylvania     100%
      AIG National Insurance Company, Inc. ..........................................          New York     100%
      Illinois National Insurance Co. ...............................................          Illinois     100%
      New Hampshire Insurance Services, Inc. ........................................     New Hampshire     100%
   AIG Star Life Insurance Co., Ltd. ................................................             Japan     100%
Pharaonic Insurance Company, S.A.E. .................................................             Egypt   89.98%

                               SUBSIDIARIES OF AIG

                                                                                                          % of Voting
                                                                                                           Securities
                                                                                                            Owned by
                                                                                        Jurisdiction of       its
                                                                                         Incorporation     Immediate
                                                                                        or Organization    Parent(2)
                                                                                        ---------------   -----------
The Philippine American Life and General Insurance Company ..........................       Philippines   99.78%
   Pacific Union Assurance Company ..................................................        California     100%
   Philam Equitable Life Assurance Company, Inc. ....................................       Philippines   95.31%
   The Philippine American General Insurance Company, Inc. ..........................       Philippines     100%
      Philam Insurance Company, Inc. ................................................       Philippines     100%
Risk Specialist Companies, Inc. .....................................................          Delaware     100%
United Guaranty Corporation .........................................................    North Carolina   36.3l% (20)
   United Guaranty Insurance Company ................................................    North Carolina     100%
   United Guaranty Mortgage Insurance Company .......................................    North Carolina     100%
   United Guaranty Mortgage Insurance Company of North Carolina .....................    North Carolina     100%
   United Guaranty Partners Insurance Company .......................................           Vermont      80%
   United Guaranty Residential Insurance Company of North Carolina ..................    North Carolina     100%
   United Guaranty Residential Insurance Company ....................................    North Carolina   75.03% (21)
      United Guaranty Commercial Insurance Company of North Carolina ................    North Carolina     100%
      United Guaranty Mortgage Indemnity Company ....................................    North Carolina     100%
      United Guaranty Credit Insurance Company ......................................    North Carolina     100%
   United Guaranty Services, Inc. ...................................................    North Carolina     100%

----------
(1) All subsidiaries listed are consolidated in the financial statements of AIG filed in its Form 10-K in 2004, SEC file number 001-08787. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.

(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insuranc Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of April 1, 2005, there were 48 owners of contracts of the class covered by this registration statement, 28 qualified contracts and 20 non-qualified contracts.

Item 28. Indemnification

The corporation shall, to the fullest extent permitted by Section 145 of the Delaware General Corporation Law, indemnify any and all of its directors and officers, who shall serve as an officer or director of the corporation at the request of the corporation, from and against any and all of the expenses, liabilities, or other matters referred to in or covered by said section and the indemnification provided for herein shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any other provision of the bylaws, the certificate of incorporation, any agreement, any vote of the stockholders or disinterested directors or otherwise, both as to action in their official capacity while holding such office and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

Item 29. Principal Underwriters

(a) American General Equity Services Corporation, the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

  Name and Principal          Positions and Offices with Underwriter
   Business Address        American General Equity Services Corporation
----------------------   -----------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway       Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

 Name and Principal        Positions and Offices with Underwriter
  Business Address      American General Equity Services Corporation
--------------------   -----------------------------------------------
Amy M. Cinquegrana     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming        Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore       Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires         Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                    Net Underwriting
Name of Principal     Discounts and     Compensation     Brokerage
   Underwriter         Commissions     on Redemption   Commissions   Compensation
-----------------   ----------------   -------------   -----------   ------------
American General           0                 0              0             0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

AIG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2005.

                                        VARIABLE ACCOUNT I OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)


                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        --------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND COMPTROLLER


[SEAL]

ATTEST: LAUREN W. JONES
        -------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature               Title                 Date
---------               -----                 ----


RODNEY O. MARTIN, JR.   Director, Chairman,   April 29, 2005
---------------------   President and Chief
RODNEY O. MARTIN, JR.   Executive Officer


CHRISTOPHER J. SWIFT    Director and Chief    April 29, 2005
---------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF     Director              April 29, 2005
---------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ          Director              April 29, 2005
---------------------
DAVID J. DIETZ


DAVID L. HERZOG         Director              April 29, 2005
---------------------
DAVID L. HERZOG


RICHARD A. HOLLAR       Director              April 29, 2005
---------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II      Director              April 29, 2005
---------------------
ROYCE G. IMHOFF II


DONALD P. KANAK, JR.    Director              April 29, 2005
---------------------
DONALD P. KANAK, JR.

Signature               Title                 Date
---------               -----                 ----


RICHARD J. MILLER       Director              April 29, 2005
---------------------
RICHARD J. MILLER


ERNEST T. PATRIKIS      Director              April 29, 2005
---------------------
ERNEST T. PATRIKIS


GARY D. REDDICK         Director              April 29, 2005
---------------------
GARY D. REDDICK


MARTIN J. SULLIVAN      Director              April 29, 2005
---------------------
MARTIN J. SULLIVAN

                                  EXHIBIT INDEX

Item 24. Exhibits

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1